UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Balanced Income Fund

PIMCO Dividend and Income Builder Fund

PIMCO EqS® Long/Short Fund

PIMCO Global Dividend Fund

PIMCO International Dividend Fund

PIMCO RAE Fundamental Emerging Markets Fund

PIMCO RAE Fundamental Global Fund

PIMCO RAE Fundamental Global ex-US Fund

PIMCO RAE Fundamental International Fund

PIMCO RAE Fundamental US Fund

PIMCO RAE Fundamental US Small Fund

PIMCO RealPathTM Blend 2020 Fund

PIMCO RealPathTM Blend 2025 Fund

PIMCO RealPathTM Blend 2030 Fund

PIMCO RealPathTM Blend 2035 Fund

PIMCO RealPathTM Blend 2040 Fund

PIMCO RealPathTM Blend 2045 Fund

PIMCO RealPathTM Blend 2050 Fund

PIMCO RealPathTM Blend 2055 Fund

PIMCO RealPathTM Blend Income Fund

PIMCO U.S. Dividend Fund

Schedule of Investments

PIMCO Balanced Income Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.4%
ASSET-BACKED SECURITIES 11.8%
CAYMAN ISLANDS 0.7%
Diversified Asset Securitization Holdings LP
1.124% due 09/15/2035		$3	$3
South Coast Funding Ltd.
1.870% due 08/06/2039		129	126

Total Cayman Islands			129

NETHERLANDS 0.8%
Malin CLO BV
0.029% due 05/07/2023	EUR	129	146

Total Netherlands			146

UNITED STATES 10.3%
ACE Securities Corp. Home Equity Loan Trust
0.588% due 08/25/2036		$50	41
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.116% due 09/25/2033		37	35
2.233% due 02/25/2034		220	196
4.839% due 06/25/2033 ^		63	48
Asset-Backed Securities Corp. Home Equity Loan Trust
0.976% due 11/15/2031		11	10
1.183% due 03/25/2035		29	28
Centex Home Equity Loan Trust
1.483% due 01/25/2034		103	92
College & University Facility Loan Trust
4.000% due 06/01/2018		12	12
Conseco Financial Corp.
6.280% due 09/01/2030		93	99
6.320% due 07/01/2030		135	144
Countrywide Asset-Backed Certificates
0.933% due 08/26/2033		36	31
1.408% due 02/25/2034		30	28
Fremont Home Loan Trust
0.493% due 01/25/2037		141	67
0.613% due 04/25/2036		219	172
JPMorgan Mortgage Acquisition Corp.
0.773% due 02/25/2036		100	77
1.093% due 09/25/2035		200	185
Lehman ABS Mortgage Loan Trust
0.633% due 06/25/2037		76	45
Merrill Lynch Mortgage Investors Trust
0.623% due 04/25/2047		83	44
0.713% due 01/25/2047		74	70
Residential Asset Mortgage Products Trust
0.996% due 06/25/2032		68	64
1.073% due 08/25/2032		64	60
Structured Asset Investment Loan Trust
0.583% due 06/25/2036		214	185
VOLT LLC
4.250% due 03/26/2046		100	100

Total United States			1,833

Total Asset-Backed Securities (Cost $2,144)			2,108

BANK LOAN OBLIGATIONS 2.9%
UNITED STATES 2.9%
CSC Holdings LLC
2.933% due 04/17/2020		70	70
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021		29	29
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		140	140
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		107	108
iHeartCommunications, Inc.
7.183% due 01/30/2019		30	21
MGM Resorts International
3.500% due 12/20/2019		99	99
Sequa Corp.
5.250% due 06/19/2017		20	14
Univision Communications, Inc.
4.000% due 03/01/2020		37	37

Total Bank Loan Obligations (Cost $532)			518

	SHARES
COMMON STOCKS 51.8%
AUSTRALIA 2.8%
CONSUMER DISCRETIONARY 0.6%
G8 Education Ltd.	39,297	114

HEALTH CARE 0.9%
Sonic Healthcare Ltd.	11,257	161

INDUSTRIALS 1.3%
Spotless Group Holdings Ltd.	229,603	222

Total Australia		497

BRAZIL 1.3%
CONSUMER STAPLES 0.6%
Ambev S.A.	19,500	102

HEALTH CARE 0.3%
Qualicorp S.A.	11,905	49

INDUSTRIALS 0.4%
Arteris S.A.	28,500	77

Total Brazil		228

CANADA 1.6%
ENERGY 0.6%
Suncor Energy, Inc.	3,634	101

UTILITIES 1.0%
Capital Power Corp.	12,866	178

Total Canada		279

DENMARK 0.5%
CONSUMER STAPLES 0.5%
Scandinavian Tobacco Group A/S (b)	5,905	95

Total Denmark		95

FRANCE 1.7%
CONSUMER STAPLES 0.8%
Carrefour S.A.	4,912	135

UTILITIES 0.9%
Engie S.A.	10,968	170

Total France		305

GERMANY 1.4%
HEALTH CARE 1.0%
Bayer AG	1,529	179

MATERIALS 0.4%
Covestro AG (b)	1,959	73

Total Germany		252

GREECE 0.5%
CONSUMER DISCRETIONARY 0.5%
OPAP S.A.	12,888	90

Total Greece		90

HONG KONG 1.6%
TELECOMMUNICATION SERVICES 1.6%
China Mobile Ltd.	21,500	238
PCCW Ltd.	85,000	55

		293

Total Hong Kong		293

ITALY 1.9%
FINANCIALS 1.4%
Intesa Sanpaolo SpA	91,958	254

INDUSTRIALS 0.5%
Societa Iniziative Autostradali e Servizi SpA	8,675	89

Total Italy		343

JAPAN 0.9%
CONSUMER DISCRETIONARY 0.9%
Bridgestone Corp.	4,223	158

Total Japan		158

KENYA 0.3%
TELECOMMUNICATION SERVICES 0.3%
Safaricom Ltd.	300,740	50

Total Kenya		50

NETHERLANDS 1.4%
FINANCIALS 1.4%
Aegon NV	22,428	123
NN Group NV	4,113	134

		257

Total Netherlands		257

RUSSIA 0.3%
CONSUMER STAPLES 0.3%
Magnit PJSC SP - GDR	1,241	50

Total Russia		50

SPAIN 0.6%
CONSUMER DISCRETIONARY 0.3%
Atresmedia Corp. de Medios de Comunicacion S.A.	4,519	50

CONSUMER STAPLES 0.3%
Ebro Foods S.A.	2,262	49

Total Spain		99

SWITZERLAND 1.7%
HEALTH CARE 1.7%
Roche Holding AG	1,223	300

Total Switzerland		300

TAIWAN 0.9%
INFORMATION TECHNOLOGY 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	31,299	156

Total Taiwan		156

UNITED KINGDOM 6.3%
ENERGY 0.6%
Golar LNG Partners LP	7,368	108

FINANCIALS 3.5%
HSBC Holdings PLC	38,184	238
ICAP PLC	14,619	99
Lloyds Banking Group PLC	284,389	277

		614

TELECOMMUNICATION SERVICES 2.2%
Vodafone Group PLC	125,121	398

Total United Kingdom		1,120

UNITED STATES 26.1%
CONSUMER DISCRETIONARY 2.5%
Comcast Corp. ‘A’	1,272	78
General Motors Co.	7,218	227
Macy’s, Inc.	3,400	150

		455

CONSUMER STAPLES 1.1%
Wal-Mart Stores, Inc.	2,849	195

ENERGY 1.3%
Schlumberger Ltd.	3,160	233

FINANCIALS 1.3%
Navient Corp.	8,855	106
Prudential Financial, Inc.	1,726	125

		231

HEALTH CARE 5.8%
Abbott Laboratories	4,258	178
AbbVie, Inc.	4,987	285
Merck & Co., Inc.	4,078	216
Pfizer, Inc.	11,727	347

		1,026

INDUSTRIALS 1.3%
RR Donnelley & Sons Co.	13,855	227

INFORMATION TECHNOLOGY 4.8%
Cisco Systems, Inc.	9,542	272
QUALCOMM, Inc.	7,845	401
Western Digital Corp.	4,020	190

		863

MATERIALS 1.1%
International Paper Co.	4,884	200

TELECOMMUNICATION SERVICES 4.0%
AT&T, Inc.	11,639	456
CenturyLink, Inc.	7,951	254

		710

UTILITIES 2.9%
Duke Energy Corp.	804	65

PG&E Corp.		7,520	449

			514

Total United States			4,654

Total Common Stocks (Cost $9,708)			9,226

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 6.3%
BRAZIL 0.5%
UTILITIES 0.5%
Petrobras Global Finance BV
2.762% due 01/15/2019		$18	15
2.000% due 05/20/2016		19	19
3.002% due 03/17/2017		19	18
5.375% due 01/27/2021		4	3
3.500% due 02/06/2017		2	2
3.000% due 01/15/2019		2	2
4.875% due 03/17/2020		13	11
6.850% due 06/05/2115		10	7
6.750% due 01/27/2041		10	7

			84

Total Brazil			84

DENMARK 0.3%
BANKING & FINANCE 0.3%
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047	DKK	10	2
Nykredit Realkredit A/S
2.500% due 10/01/2047		162	24
2.000% due 10/01/2047		49	7
Realkredit Danmark A/S
1.000% due 04/01/2017		130	20
2.500% due 10/01/2047		49	7

			60

Total Denmark			60

JERSEY, CHANNEL ISLANDS 0.0%
BANKING & FINANCE 0.0%
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$2	2
4.125% due 09/24/2025		2	2

			4

Total Jersey, Channel Islands			4

LUXEMBOURG 0.0%
INDUSTRIALS 0.0%
Actavis Funding SCS
3.800% due 03/15/2025		6	6

Total Luxembourg			6

NETHERLANDS 0.6%
BANKING & FINANCE 0.6%
Rabobank Group
8.375% due 07/26/2016 (e)		100	102

Total Netherlands			102

PORTUGAL 0.0%
BANKING & FINANCE 0.0%
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5	4

Total Portugal			4

UNITED KINGDOM 1.1%
BANKING & FINANCE 1.0%
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	69	90
6.052% due 10/13/2039		64	88

			178

INDUSTRIALS 0.1%
Unique Pub Finance Co. PLC
5.659% due 06/30/2027		12	18

Total United Kingdom			196

UNITED STATES 3.8%
BANKING & FINANCE 1.9%
Ally Financial, Inc.
6.250% due 12/01/2017		$40	42
3.600% due 05/21/2018		20	20
5.500% due 02/15/2017		10	10
American International Group, Inc.
4.125% due 02/15/2024		20	21
3.300% due 03/01/2021		40	41
Bank of America Corp.
3.875% due 08/01/2025		10	10
CIT Group, Inc.
5.000% due 05/15/2017		15	15
General Motors Financial Co., Inc.
2.750% due 05/15/2016		13	13
Loews Corp.
3.750% due 04/01/2026		75	77
Navient Corp.
5.625% due 08/01/2033		47	33
OneMain Financial Holdings LLC
7.250% due 12/15/2021		30	30
Santander Holdings USA, Inc.
4.500% due 07/17/2025		17	18

			330

INDUSTRIALS 1.7%
AbbVie, Inc.
3.600% due 05/14/2025		22	23
Amgen, Inc.
3.875% due 11/15/2021		2	2
3.125% due 05/01/2025		4	4
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		2	2
3.300% due 02/01/2023		2	2
4.700% due 02/01/2036		2	2
4.900% due 02/01/2046		2	2
3.650% due 02/01/2026		2	2
BMC Software Finance, Inc.
8.125% due 07/15/2021		2	2
Boston Scientific Corp.
3.375% due 05/15/2022		10	10
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		8	6
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		6	5
9.000% due 02/15/2020 ^		14	12
11.250% due 06/01/2017 ^		70	59
California Resources Corp.
5.000% due 01/15/2020		3	1
5.500% due 09/15/2021		2	0
8.000% due 12/15/2022		9	4
CCO Safari LLC
3.579% due 07/23/2020		2	2
4.464% due 07/23/2022		3	3
4.908% due 07/23/2025		4	4
6.384% due 10/23/2035		2	2
CVS Health Corp.
3.875% due 07/20/2025		2	2
iHeartCommunications, Inc.
9.000% due 03/01/2021		35	25
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		40	33
Kraft Heinz Foods Co.
3.950% due 07/15/2025		12	13

Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		27	27
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022		2	2
Times Square Hotel Trust
8.528% due 08/01/2026		13	16
Westmoreland Coal Co.
8.750% due 01/01/2022		38	22
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		7	7

			296

UTILITIES 0.2%
AT&T, Inc.
3.875% due 08/15/2021		2	2
3.000% due 06/30/2022		2	2
2.800% due 02/17/2021		2	2
3.600% due 02/17/2023		2	2
4.125% due 02/17/2026		2	2
5.650% due 02/15/2047		2	2
Illinois Power Generating Co.
6.300% due 04/01/2020		30	10
Sprint Communications, Inc.
9.125% due 03/01/2017		15	16
Verizon Communications, Inc.
4.600% due 04/01/2021		2	2
5.150% due 09/15/2023		4	5

			45

Total United States			671

Total Corporate Bonds & Notes (Cost $1,175)			1,127

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
UNITED KINGDOM 1.6%
EuroMASTR PLC
0.791% due 06/15/2040	GBP	65	85
Eurosail PLC
1.361% due 09/13/2045		74	93
Indus Eclipse PLC
0.839% due 01/25/2020		11	14
RMAC PLC
0.831% due 06/12/2036		71	91

Total United Kingdom			283

UNITED STATES 6.0%
American Home Mortgage Assets Trust
1.291% due 10/25/2046		$97	68
BAMLL Re-REMIC Trust
5.383% due 11/15/2016		20	20
BCAP LLC Trust
2.666% due 10/26/2035		41	41
2.964% due 07/26/2036		59	59
Countrywide Alternative Loan Trust
0.758% due 11/20/2035		301	241
Countrywide Home Loan Mortgage Pass-Through Trust
5.750% due 12/25/2035 ^		59	55
Credit Suisse Mortgage Capital Certificates
0.766% due 12/27/2035		48	44
GS Mortgage Securities Trust
5.560% due 11/10/2039		71	71
GSR Mortgage Loan Trust
2.869% due 03/25/2037 ^		42	37
HarborView Mortgage Loan Trust
0.672% due 12/19/2036 ^		243	167
IndyMac Mortgage Loan Trust
0.643% due 07/25/2036		56	45
Lehman XS Trust
0.703% due 02/25/2036		44	35
Morgan Stanley Dean Witter Capital, Inc. Trust
7.497% due 07/15/2033		23	25
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
6.450% due 01/22/2026		28	29

Washington Mutual Mortgage Pass-Through Certificates Trust
4.495% due 09/25/2036 ^		250	129

Total United States			1,066

Total Non-Agency Mortgage-Backed Securities (Cost $1,363)			1,349

	SHARES
REAL ESTATE INVESTMENT TRUSTS 2.4%
UNITED STATES 2.4%
FINANCIALS 2.4%
Colony Capital, Inc. ‘A’		16,755	281
Outfront Media, Inc.		6,502	137

			418

Total Real Estate Investment Trusts (Cost $570)			418

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 3.0%
BRAZIL 2.7%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL$	810	211
0.000% due 01/01/2017 (c)		68	17
0.000% due 04/01/2017 (c)		200	49
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		545	123
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2045		217	57
6.000% due 08/15/2050		48	12

Total Brazil			469

GREECE 0.3%
Republic of Greece Government International Bond
3.000% due 02/24/2027	EUR	10	8
3.000% due 02/24/2029		1	1
3.000% due 02/24/2030		1	1
3.000% due 02/24/2031		1	1
3.000% due 02/24/2032		1	1
3.000% due 02/24/2033		1	1
3.000% due 02/24/2034		5	3
3.000% due 02/24/2035		1	0
3.000% due 02/24/2036		2	1
3.000% due 02/24/2037		2	1
3.000% due 02/24/2038		2	1
3.000% due 02/24/2039		2	1
3.000% due 02/24/2040		2	1
3.000% due 02/24/2041		2	1
3.000% due 02/24/2042		2	1
3.800% due 08/08/2017	JPY	2,000	16
4.750% due 04/17/2019	EUR	20	20

Total Greece			59

Total Sovereign Issues (Cost $573)			528

U.S. TREASURY OBLIGATIONS 5.6%
UNITED STATES 5.6%
U.S. Treasury Bonds
2.500% due 02/15/2046		$80	78
U.S. Treasury Notes
1.750% due 12/31/2020		200	205
2.125% due 05/15/2025		465	480
2.250% due 11/15/2025		230	239

Total U.S. Treasury Obligations (Cost $974)			1,002

SHORT-TERM INSTRUMENTS 1.0%
JAPAN TREASURY BILLS 1.0%
(0.099%) due 06/06/2016 (d)(c)	JPY	20,000	178

Total Short-Term Instruments (Cost $176)			178

Total Investments in Securities (Cost $17,215)			16,454

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III		109,567	1,083

Total Short-Term Instruments (Cost $1,082)			1,083

Total Investments in Affiliates (Cost $1,082)			1,083

Total Investments 98.5% (Cost $18,297)			$17,537
Financial Derivative Instruments (f)(g) (1.3%) (Cost or Premiums, net $(122))			(230)
Other Assets and Liabilities, net 2.8%			490

Net Assets 100.0%			$17,797

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon bond.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Long	06/2016	2	$0	$1	$0

Total Futures Contracts				$0	$1	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$920	$28	$32	$1	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	250	1	4	0	0

				$29	$36	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR *	1.500%	06/15/2019		$480	$(7)	$3	$0	$0
Pay	3-Month USD-LIBOR	2.750	06/17/2025		290	31	24	1	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		280	(40)	(39)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.750	06/18/2024	AUD	200	27	13	1	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		400	25	12	3	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	7,000	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021	MXN	350	0	0	0	0
Pay	28-Day MXN-TIIE	5.810	05/02/2022		100	0	0	0	0
Pay	28-Day MXN-TIIE	5.850	05/02/2022		400	0	0	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		300	0	1	0	0
Pay	28-Day MXN-TIIE	5.950	01/30/2026		300	0	0	0	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026		100	0	0	0	0

						$35	$13	$5	$(2)

Total Swap Agreements						$64	$49	$6	$(2)

*	This security has a forward starting effective date. See Note 2a in the Notes to Financial Statements for further information.

Cash of $137 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2016	AUD	6		$5	$0	$0
BOA	04/2016		106		76	0	(5)
	04/2016	BRL	2		1	0	0
	04/2016	JPY	29,192		261	1	0
	04/2016		$1	BRL	2	0	0
	05/2016	GBP	2		$3	0	0
	04/2017	DKK	133		20	0	(1)
BPS	04/2016	AUD	7		5	0	0
	04/2016	BRL	4		1	0	0
	04/2016		$1	BRL	4	0	0
	06/2016	JPY	20,000		$178	0	0
BRC	04/2016	BRL	2		1	0	0
	04/2016		$1	BRL	2	0	0
	05/2016		63	MXN	1,116	2	0
CBK	04/2016	BRL	476		$119	0	(13)
	04/2016	JPY	3,592		32	0	0
	04/2016		$130	BRL	476	4	(1)
	05/2016	EUR	4		$4	0	0
	05/2016	GBP	202		289	0	(2)
	10/2016	BRL	115		27	0	(3)
	01/2017		34		8	0	0
DUB	04/2016		61		17	0	0
	04/2016		$17	BRL	61	0	0
	05/2016		17		61	0	0
FBF	04/2016	BRL	57		$16	0	0
	04/2016		$14	BRL	57	2	0
	10/2016	BRL	61		$14	0	(2)
GLM	04/2016		1,322		332	0	(37)
	04/2016		$12	AUD	16	0	0
	04/2016		368	BRL	1,322	3	(4)
	04/2016		735	GBP	515	4	0
	05/2016	GBP	638		$912	1	(5)
	10/2016	BRL	227		54	0	(6)
HUS	04/2016	AUD	6		4	0	0
	04/2016	BRL	1,351		380	4	0
	04/2016		$372	BRL	1,351	4	0
	04/2016		300	JPY	33,792	0	0
	05/2016	BRL	1,242		$342	0	(1)
	05/2016	JPY	33,792		300	0	0
	10/2016	BRL	227		54	0	(6)
JPM	04/2016	AUD	2		2	0	0
	04/2016	BRL	4		1	0	0
	04/2016		$1	BRL	4	0	0
	05/2016	EUR	28		$31	0	(1)
	05/2016		$35	RUB	2,675	5	0
	10/2016	BRL	66		$16	0	(2)
	01/2017		34		8	0	0
	04/2017		200		48	0	(3)
MSB	04/2016		24		7	1	0
	04/2016	EUR	509		559	0	(21)
	04/2016	JPY	788		7	0	0
	05/2016	DKK	260		39	0	(1)
	05/2016	GBP	2		3	0	0
	05/2016		$23	BRL	85	0	0
	05/2016		11	ZAR	180	2	0
	05/2016	ZAR	180		$12	0	0
SCX	04/2016	BRL	2		1	0	0
	04/2016	GBP	515		717	0	(23)
	04/2016	JPY	900		8	0	0
	04/2016		$1	BRL	2	0	0
	05/2016	EUR	353		$392	0	(11)
	05/2016	GBP	3		4	0	0
	05/2016		$17	EUR	15	0	0
UAG	04/2016	BRL	109		$31	0	0
	04/2016		$83	AUD	111	2	0
	04/2016		27	BRL	109	3	0
	04/2016		571	EUR	509	9	0
	05/2016	AUD	111		$83	0	(2)
	05/2016	EUR	509		571	0	(9)
	10/2016	BRL	115		27	0	(3)

Total Forward Foreign Currency Contracts						$47	$(162)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	08/05/2016	$500	$0	$0

Total Purchased Options							$0	$0

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	10	$0	$0
JPM	Put - OTC BRL versus JPY		30.000	09/22/2016		30	(1)	(1)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		20	0	0
	Call - OTC USD versus BRL	BRL	3.950	04/14/2016		$40	(1)	0

							$(2)	$(1)

Total Written Options							$(2)	$(1)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	12/20/2020	2.625%	$10	$(1)	$0	$0	$(1)
BPS	Petrobras Global Finance BV	1.000	12/20/2019	8.757	1	0	0	0	0
BRC	Petrobras Global Finance BV	1.000	12/20/2019	8.757	2	0	0	0	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	3.108	100	(13)	5	0	(8)
	Greece Government International Bond	1.000	12/20/2016	14.469	10	(2)	1	0	(1)
	Russia Government International Bond	1.000	06/20/2020	2.410	75	(9)	5	0	(4)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	8.757	23	(2)	(3)	0	(5)
	Russia Government International Bond	1.000	06/20/2019	2.019	50	(2)	0	0	(2)
	Russia Government International Bond	1.000	06/20/2024	3.229	50	(5)	(3)	0	(8)
	Russia Government International Bond	1.000	09/20/2024	3.244	5	(1)	0	0	(1)
JPM	Petrobras Global Finance BV	1.000	12/20/2019	8.757	32	(3)	(5)	0	(8)

						$(38)	$0	$0	$(38)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$119	$(24)	$1	$0	$(23)
FBF	CMBX.NA.AAA.6 Index	0.500	05/11/2063	100	(1)	(1)	0	(2)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	100	(2)	(1)	0	(3)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	200	(5)	1	0	(4)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	200	(7)	1	0	(6)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	100	(5)	1	0	(4)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	192	(38)	2	0	(36)

					$(82)	$4	$0	$(78)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.000%	01/04/2021	BRL	100	$0	$(2)	$0	$(2)
FBF	Pay	1-Year BRL-CDI	12.810	01/04/2021		40	0	(1)	0	(1)
GLM	Pay	1-Year BRL-CDI	16.400	01/04/2021		40	0	1	1	0
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021		100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		40	0	0	0	0

							$0	$(3)	$1	$(4)

Total Swap Agreements							$(120)	$1	$1	$(120)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$129	$0	$129
Netherlands	0	146	0	146
United States	0	1,721	112	1,833
Bank Loan Obligations
United States	0	518	0	518
Common Stocks
Australia
Consumer Discretionary	0	114	0	114
Health Care	0	161	0	161
Industrials	0	222	0	222
Brazil
Consumer Staples	102	0	0	102
Health Care	49	0	0	49
Industrials	77	0	0	77
Canada
Energy	101	0	0	101
Utilities	178	0	0	178
Denmark
Consumer Staples	95	0	0	95
France
Consumer Staples	0	135	0	135
Utilities	0	170	0	170
Germany
Health Care	0	179	0	179
Materials	0	73	0	73
Greece
Consumer Discretionary	0	90	0	90
Hong Kong
Telecommunication Services	0	293	0	293
Italy
Financials	0	254	0	254
Industrials	0	89	0	89
Japan
Consumer Discretionary	0	158	0	158
Kenya
Telecommunication Services	50	0	0	50
Netherlands
Financials	0	257	0	257
Russia
Consumer Staples	50	0	0	50
Spain
Consumer Discretionary	0	50	0	50
Consumer Staples	0	49	0	49
Switzerland
Health Care	0	300	0	300
Taiwan
Information Technology	0	156	0	156
United Kingdom
Energy	108	0	0	108
Financials	0	614	0	614
Telecommunication Services	0	398	0	398
United States
Consumer Discretionary	455	0	0	455
Consumer Staples	195	0	0	195
Energy	233	0	0	233
Financials	231	0	0	231
Health Care	1,026	0	0	1,026
Industrials	227	0	0	227
Information Technology	863	0	0	863
Materials	200	0	0	200
Telecommunication Services	710	0	0	710
Utilities	514	0	0	514
Corporate Bonds & Notes
Brazil
Utilities	0	84	0	84
Denmark
Banking & Finance	0	60	0	60
Jersey, Channel Islands
Banking & Finance	0	4	0	4
Luxembourg
Industrials	0	6	0	6
Netherlands
Banking & Finance	0	102	0	102
Portugal
Banking & Finance	0	4	0	4
United Kingdom
Banking & Finance	0	178	0	178
Industrials	0	18	0	18
United States
Banking & Finance	0	330	0	330
Industrials	0	296	0	296
Utilities	0	45	0	45
Non-Agency Mortgage-Backed Securities
United Kingdom	0	283	0	283
United States	0	1,066	0	1,066
Real Estate Investment Trusts
United States
Financials	418	0	0	418
Sovereign Issues
Brazil	0	469	0	469
Greece	0	59	0	59
U.S. Treasury Obligations
United States	0	1,002	0	1,002
Short-Term Instruments
Japan Treasury Bills	0	178	0	178
	$5,882	$10,460	$112	$16,454

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,083	$0	$0	$1,083

Total Investments	$6,965	$10,460	$112	$17,537

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	6	0	7
Over the counter	0	48	0	48
	$1	$54	$0	$55

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(283)	0	(283)

	$0	$(285)	$0	$(285)

Totals	$6,966	$10,229	$112	$17,307

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Dividend and Income Builder Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.6%
ASSET-BACKED SECURITIES 2.9%
CAYMAN ISLANDS 0.0%
Trainer Wortham First Republic CBO Ltd
1.820% due 11/06/2038	$194	$190

Total Cayman Islands		190

UNITED STATES 2.9%
Conseco Financial Corp.
6.280% due 09/01/2030	672	714
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032	1,621	1,383
EMC Mortgage Loan Trust
1.521% due 02/25/2041	39	38
HSI Asset Securitization Corp. Trust
0.603% due 12/25/2036	5,779	2,248
JPMorgan Mortgage Acquisition Corp.
0.773% due 02/25/2036	1,000	771
Morgan Stanley Home Equity Loan Trust
0.533% due 12/25/2036	2,181	1,166
Residential Asset Securities Corp. Trust
1.321% due 01/25/2034	2,336	2,074
Structured Asset Investment Loan Trust
0.583% due 09/25/2036	7,277	5,870

Total United States		14,264

Total Asset-Backed Securities (Cost $14,723)		14,454

BANK LOAN OBLIGATIONS 0.3%
UNITED STATES 0.3%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	1,110	1,110
iHeartCommunications, Inc.
7.183% due 01/30/2019	300	206
OGX (13.000% PIK)
13.000% due 04/10/2049 (a)	15	6

Total Bank Loan Obligations (Cost $1,424)		1,322

	SHARES
COMMON STOCKS 84.1%
AUSTRALIA 4.9%
CONSUMER DISCRETIONARY 1.2%
G8 Education Ltd.	2,009,201	5,802

HEALTH CARE 1.6%
Sonic Healthcare Ltd.	554,872	7,958

INDUSTRIALS 2.1%
Spotless Group Holdings Ltd.	10,940,026	10,593

Total Australia		24,353

BRAZIL 3.1%
CONSUMER STAPLES 1.0%
Ambev S.A.	912,500	4,776

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (b)	6,334	0

HEALTH CARE 0.7%
Qualicorp S.A.	811,499	3,356

INDUSTRIALS 1.4%
Arteris S.A.	2,685,400	7,192

Total Brazil		15,324

CANADA 2.5%
ENERGY 0.8%
Suncor Energy, Inc.	150,449	4,190

UTILITIES 1.7%
Capital Power Corp.	600,930	8,329

Total Canada		12,519

DENMARK 0.8%
CONSUMER STAPLES 0.8%
Scandinavian Tobacco Group A/S (b)	264,020	4,241

Total Denmark		4,241

FRANCE 3.2%
CONSUMER STAPLES 1.4%
Carrefour S.A.	262,759	7,219

UTILITIES 1.8%
Engie S.A.	574,498	8,901

Total France		16,120

GERMANY 2.3%
HEALTH CARE 1.5%
Bayer AG	64,937	7,609

MATERIALS 0.8%
Covestro AG (b)	110,315	4,121

Total Germany		11,730

GREECE 1.0%
CONSUMER DISCRETIONARY 1.0%
OPAP S.A.	695,452	4,869

Total Greece		4,869

HONG KONG 3.1%
TELECOMMUNICATION SERVICES 3.1%
China Mobile Ltd.	1,107,251	12,256
PCCW Ltd.	4,990,000	3,219

		15,475

Total Hong Kong		15,475

ITALY 3.3%
FINANCIALS 2.2%
Intesa Sanpaolo SpA	4,019,519	11,114

INDUSTRIALS 1.1%
Societa Iniziative Autostradali e Servizi SpA	504,522	5,165

Total Italy		16,279

JAPAN 1.5%
CONSUMER DISCRETIONARY 1.5%
Bridgestone Corp.	198,424	7,406

Total Japan		7,406

KENYA 0.4%
TELECOMMUNICATION SERVICES 0.4%
Safaricom Ltd.	13,082,530	2,166

Total Kenya		2,166

NETHERLANDS 2.6%
FINANCIALS 2.6%
Aegon NV	1,062,530	5,839
NN Group NV	216,810	7,078

		12,917

Total Netherlands		12,917

RUSSIA 0.5%
CONSUMER STAPLES 0.5%
Magnit PJSC SP - GDR	66,867	2,671

Total Russia		2,671

SPAIN 0.9%
CONSUMER DISCRETIONARY 0.5%
Atresmedia Corp. de Medios de Comunicacion S.A.	208,819	2,283

CONSUMER STAPLES 0.4%
Ebro Foods S.A.	99,459	2,168

Total Spain		4,451

SWITZERLAND 2.6%
HEALTH CARE 2.6%
Roche Holding AG	53,846	13,221

Total Switzerland		13,221

TAIWAN 1.3%
INFORMATION TECHNOLOGY 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,295,742	6,463

Total Taiwan		6,463

UNITED KINGDOM 10.1%
ENERGY 1.1%
Golar LNG Partners LP	364,734	5,358

FINANCIALS 5.4%
HSBC Holdings PLC	1,646,418	10,239
ICAP PLC	620,457	4,220
Lloyds Banking Group PLC	12,778,133	12,446

		26,905

TELECOMMUNICATION SERVICES 3.6%
Vodafone Group PLC	5,691,680	18,086

Total United Kingdom		50,349

UNITED STATES 40.0%
CONSUMER DISCRETIONARY 3.9%
Comcast Corp. ‘A’	68,951	4,211
General Motors Co.	290,551	9,132
Macy’s, Inc.	139,756	6,162

		19,505

CONSUMER STAPLES 1.7%
Wal-Mart Stores, Inc.	125,162	8,572

ENERGY 2.1%
Schlumberger Ltd.		140,163	10,337

FINANCIALS 1.8%
Navient Corp.		334,957	4,010
Prudential Financial, Inc.		71,420	5,158

			9,168

HEALTH CARE 9.3%
Abbott Laboratories		180,761	7,561
AbbVie, Inc.		241,308	13,784
Merck & Co., Inc.		199,666	10,564
Pfizer, Inc.		491,261	14,561

			46,470

INDUSTRIALS 1.6%
RR Donnelley & Sons Co.		495,448	8,125

INFORMATION TECHNOLOGY 7.8%
Cisco Systems, Inc.		438,029	12,471
QUALCOMM, Inc.		350,040	17,901
Western Digital Corp.		183,343	8,661

			39,033

MATERIALS 1.6%
International Paper Co.		200,775	8,240

TELECOMMUNICATION SERVICES 5.8%
AT&T, Inc.		456,393	17,877
CenturyLink, Inc.		341,980	10,930

			28,807

UTILITIES 4.4%
Duke Energy Corp.		33,069	2,668
PG&E Corp.		321,297	19,188

			21,856

Total United States			200,113

Total Common Stocks (Cost $448,833)			420,667

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.3%
AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.500% due 06/01/2018 ^		$200	0
8.375% due 04/01/2022 ^		200	0

			0

Total Austria			0

BRAZIL 0.3%
UTILITIES 0.3%
Petrobras Global Finance BV
2.762% due 01/15/2019		9	7
3.002% due 03/17/2017		23	22
3.250% due 03/17/2017		20	20
3.500% due 02/06/2017		28	28
3.522% due 03/17/2020		11	8
4.250% due 10/02/2023	EUR	100	83
4.375% due 05/20/2023		$45	33
4.875% due 03/17/2020		243	203
5.375% due 01/27/2021		1,083	892
6.250% due 12/14/2026	GBP	100	100
6.850% due 06/05/2115		$88	61
6.875% due 01/20/2040		2	1

			1,458

Total Brazil			1,458

CAYMAN ISLANDS 0.0%
UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		157	51

Total Cayman Islands			51

FRANCE 0.1%
BANKING & FINANCE 0.1%
BPCE S.A.
12.500% due 09/30/2019 (e)		100	124
12.500% due 09/30/2019 (e)	EUR	300	447

			571

Total France			571

IRELAND 0.1%
BANKING & FINANCE 0.0%
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$100	104

INDUSTRIALS 0.1%
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	430

UTILITIES 0.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$100	111

Total Ireland			645

LUXEMBOURG 0.5%
BANKING & FINANCE 0.2%
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		1,000	1,038
3.352% due 11/15/2019	EUR	200	229

			1,267

UTILITIES 0.3%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$300	277
6.000% due 11/27/2023		300	298
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		30	31
6.605% due 02/13/2018	EUR	50	61
9.250% due 04/23/2019		$600	682

			1,349

Total Luxembourg			2,616

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		300	0
9.250% due 06/30/2020 ^		100	0

			0

Total Mexico			0

NETHERLANDS 0.0%
INDUSTRIALS 0.0%
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)	EUR	100	118

Total Netherlands			118

UNITED KINGDOM 0.7%
BANKING & FINANCE 0.5%
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	300	546
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		200	308
Mitchells & Butlers Finance PLC
1.041% due 12/15/2030		156	190
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$200	212
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	481	629
6.052% due 10/13/2039		447	618
TIG FinCo PLC
8.500% due 03/02/2020		60	88

			2,591

INDUSTRIALS 0.2%
Enterprise Inns PLC
6.875% due 02/15/2021		200	299
Marstons Issuer PLC
5.641% due 07/15/2035		200	264
Spirit Issuer PLC
3.287% due 12/28/2031		22	28
6.582% due 12/28/2027		200	297

			888

Total United Kingdom			3,479

UNITED STATES 0.5%
BANKING & FINANCE 0.3%
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$300	303
Cantor Fitzgerald LP
7.875% due 10/15/2019		280	311
International Lease Finance Corp.
7.125% due 09/01/2018		325	355
Springleaf Finance Corp.
6.900% due 12/15/2017		400	414

			1,383

INDUSTRIALS 0.2%
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		20	21
3.300% due 02/01/2023		20	21
3.650% due 02/01/2026		20	21
4.700% due 02/01/2036		20	22
4.900% due 02/01/2046		20	22
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		291	248
9.000% due 02/15/2020 ^		244	209
11.250% due 06/01/2017 ^		309	261
CVS Pass-Through Trust
8.353% due 07/10/2031		85	107
iHeartCommunications, Inc.
9.000% due 03/01/2021		3	2
9.000% due 12/15/2019		54	40
9.000% due 09/15/2022		210	146

			1,120

UTILITIES 0.0%
AT&T, Inc.
2.800% due 02/17/2021		8	8
3.600% due 02/17/2023		8	9
4.125% due 02/17/2026		17	18
5.650% due 02/15/2047		8	9

			44

Total United States			2,547

VENEZUELA 0.1%
INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017		400	213

Total Venezuela			213

Total Corporate Bonds & Notes (Cost $12,817)			11,698

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
UNITED KINGDOM 0.2%
Juno Eclipse Ltd.
0.000% due 11/20/2022 (d)	EUR	493	546
RMAC PLC
0.831% due 06/12/2036	GBP	353	454

Total United Kingdom			1,000

UNITED STATES 2.6%
American Home Mortgage Assets Trust
6.250% due 06/25/2037		$145	112
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		75	63
6.000% due 06/25/2046 ^		86	68
6.000% due 07/25/2046 ^		155	126
Banc of America Funding Trust
2.990% due 05/20/2036 ^		35	31
Banc of America Mortgage Trust
4.988% due 11/20/2046 ^		17	13
6.000% due 10/25/2036 ^		43	36
Bear Stearns ALT-A Trust
3.039% due 05/25/2036 ^		173	117
3.121% due 09/25/2035 ^		122	90
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		197	186
Chase Mortgage Finance Trust
2.730% due 09/25/2036 ^		90	78
Citigroup Mortgage Loan Trust, Inc.
2.630% due 07/25/2046 ^		20	17
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		42	36
Countrywide Alternative Loan Trust
1.133% due 10/25/2037 ^		6,865	3,009
6.000% due 06/25/2036 ^		224	198
6.000% due 02/25/2037 ^		196	153
6.000% due 06/25/2037 ^		660	548
6.250% due 12/25/2036 ^		42	33
Countrywide Home Loan Mortgage Pass-Through Trust
0.933% due 07/25/2037 ^		34	23
2.682% due 09/25/2037 ^		116	102
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^		24	15
6.000% due 01/25/2036		67	51
Credit Suisse Mortgage Capital Certificates
2.330% due 12/29/2037		202	117
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		3	3
6.750% due 08/25/2036 ^		29	23
First Horizon Alternative Mortgage Securities Trust
2.458% due 06/25/2036		712	580
GS Mortgage Securities Trust
5.560% due 11/10/2039		525	528
HarborView Mortgage Loan Trust
3.988% due 06/19/2036 ^		26	17
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		19	16
IndyMac Mortgage Loan Trust
2.408% due 06/25/2037		233	129
2.709% due 08/25/2035 ^		199	162
3.069% due 05/25/2037 ^		164	125
JPMorgan Alternative Loan Trust
1.704% due 05/26/2037		130	118
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		114	85
Merrill Lynch Mortgage Investors Trust
2.823% due 03/25/2036 ^		22	15
Morgan Stanley Mortgage Loan Trust
2.604% due 06/25/2037		706	462
RBSSP Resecuritization Trust
9.207% due 06/26/2037		179	109
Residential Accredit Loans, Inc. Trust
0.833% due 10/25/2045		167	118
5.500% due 03/25/2037		783	591
6.250% due 03/25/2037 ^		58	47
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		17	15
Structured Adjustable Rate Mortgage Loan Trust
2.781% due 10/25/2036 ^		3,710	2,714

Wells Fargo Alternative Loan Trust
2.799% due 07/25/2037 ^		2,275	1,911

Total United States			12,990

Total Non-Agency Mortgage-Backed Securities (Cost $14,458)			13,990

MUNICIPAL BONDS & NOTES 0.2%
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034		225	206

Total Michigan			206

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		385	311

Total Virginia			311

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		370	332

Total West Virginia			332

Total Municipal Bonds & Notes (Cost $793)			849

	SHARES
REAL ESTATE INVESTMENT TRUSTS 4.2%
UNITED STATES 4.2%
FINANCIALS 4.2%
Colony Capital, Inc. ‘A’		832,448	13,960
Outfront Media, Inc.		334,932	7,067

			21,027

Total Real Estate Investment Trusts (Cost $26,640)			21,027

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.2%
BRAZIL 0.1%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2045	BRL	1,425	373
6.000% due 08/15/2050		738	194

Total Brazil			567

GREECE 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	39,000	314
4.500% due 07/03/2017		10,000	80
4.750% due 04/17/2019	EUR	100	102

Total Greece			496

VENEZUELA 0.0%
Venezuela Government International Bond
7.650% due 04/21/2025		$100	34
7.750% due 10/13/2019		200	76

Total Venezuela			110

Total Sovereign Issues (Cost $1,732)			1,173

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (f) 0.1%			343

U.S. TREASURY BILLS 0.5%
0.195% due 04/07/2016 - 04/28/2016 (c)(d)(i)		2,352	2,352

Total Short-Term Instruments (Cost $2,695)			2,695

Total Investments in Securities (Cost $524,115)			487,875

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	750,421	7,415

Total Short-Term Instruments (Cost $7,414)		7,415

Total Investments in Affiliates (Cost $7,414)		7,415

Total Investments 99.1% (Cost $531,529)		$495,290
Financial Derivative Instruments (g)(h) (0.5%) (Cost or Premiums, net $0)		(2,371)
Other Assets and Liabilities, net 1.4%		7,110

Net Assets 100.0%		$500,029

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$343	U.S. Treasury Notes 3.750% due 11/15/2018	$(354)	$343	$343

Total Repurchase Agreements						$(354)	$343	$343

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
British pound currency June Futures	Short	06/2016	39	$(36)	$4	$0
Euro currency June Futures	Short	06/2016	8	(35)	0	(5)
Japanese yen currency June Futures	Short	06/2016	3	(2)	0	0

Total Futures Contracts				$(73)	$4	$(5)

Cash of $154 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	JPY	23,864		$213	$1	$0
GLM	04/2016		$34,188	GBP	23,941	198	0
	05/2016	GBP	23,941		$34,190	0	(198)
HUS	04/2016		23,941		33,474	0	(911)
	04/2016		$212	JPY	23,864	0	0
	05/2016	JPY	23,864		$212	0	0
MSB	04/2016	EUR	35,971		39,473	0	(1,459)
UAG	04/2016		$40,280	EUR	35,971	651	0
	05/2016	EUR	35,971		$40,315	0	(652)

Total Forward Foreign Currency Contracts						$850	$(3,220)

(i)	Securities with an aggregate market value of $2,352 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$190	$0	$190
United States	0	14,264	0	14,264
Bank Loan Obligations
United States	0	1,316	6	1,322
Common Stocks
Australia
Consumer Discretionary	0	5,802	0	5,802
Health Care	0	7,958	0	7,958
Industrials	0	10,593	0	10,593
Brazil
Consumer Staples	4,776	0	0	4,776
Health Care	3,356	0	0	3,356
Industrials	7,192	0	0	7,192
Canada
Energy	4,190	0	0	4,190
Utilities	8,329	0	0	8,329
Denmark
Consumer Staples	4,241	0	0	4,241
France
Consumer Staples	0	7,219	0	7,219
Utilities	0	8,901	0	8,901
Germany
Health Care	0	7,609	0	7,609
Materials	0	4,121	0	4,121
Greece
Consumer Discretionary	0	4,869	0	4,869
Hong Kong
Telecommunication Services	0	15,475	0	15,475
Italy
Financials	0	11,114	0	11,114
Industrials	0	5,165	0	5,165
Japan
Consumer Discretionary	0	7,406	0	7,406
Kenya
Telecommunication Services	2,166	0	0	2,166
Netherlands
Financials	0	12,917	0	12,917
Russia
Consumer Staples	2,671	0	0	2,671
Spain
Consumer Discretionary	0	2,283	0	2,283
Consumer Staples	0	2,168	0	2,168
Switzerland
Health Care	0	13,221	0	13,221
Taiwan
Information Technology	0	6,463	0	6,463
United Kingdom
Energy	5,358	0	0	5,358
Financials	0	26,905	0	26,905
Telecommunication Services	0	18,086	0	18,086
United States
Consumer Discretionary	19,505	0	0	19,505
Consumer Staples	8,572	0	0	8,572
Energy	10,337	0	0	10,337
Financials	9,168	0	0	9,168
Health Care	46,470	0	0	46,470
Industrials	8,125	0	0	8,125
Information Technology	39,033	0	0	39,033
Materials	8,240	0	0	8,240
Telecommunication Services	28,807	0	0	28,807
Utilities	21,856	0	0	21,856
Corporate Bonds & Notes
Brazil
Utilities	0	1,458	0	1,458
Cayman Islands
Utilities	0	51	0	51
France
Banking & Finance	0	571	0	571
Ireland
Banking & Finance	0	104	0	104
Industrials	0	430	0	430
Utilities	0	111	0	111
Luxembourg
Banking & Finance	0	1,267	0	1,267
Utilities	0	1,349	0	1,349
Netherlands
Industrials	0	118	0	118
United Kingdom
Banking & Finance	0	2,591	0	2,591
Industrials	0	888	0	888
United States
Banking & Finance	0	1,383	0	1,383
Industrials	0	1,120	0	1,120
Utilities	0	44	0	44
Venezuela
Industrials	0	213	0	213
Non-Agency Mortgage-Backed Securities
United Kingdom	0	1,000	0	1,000
United States	0	12,990	0	12,990
Municipal Bonds & Notes
Michigan	0	206	0	206
Virginia	0	311	0	311
West Virginia	0	332	0	332
Real Estate Investment Trusts
United States
Financials	21,027	0	0	21,027
Sovereign Issues
Brazil	0	567	0	567
Greece	0	496	0	496
Venezuela	0	110	0	110
Short-Term Instruments
Repurchase Agreements	0	343	0	343
U.S. Treasury Bills	0	2,352	0	2,352
	$263,419	$224,450	$6	$487,875

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,415	$0	$0	$7,415

Total Investments	$270,834	$224,450	$6	$495,290

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	0	0	4
Over the counter	0	850	0	850
	$4	$850	$0	$854

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	0	0	(5)
Over the counter	0	(3,220)	0	(3,220)

	$(5)	$(3,220)	$0	$(3,225)

Totals	$270,833	$222,080	$6	$492,919

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.0%
COMMON STOCKS 55.6%
AUSTRALIA 0.3%
MATERIALS 0.3%
Fortescue Metals Group Ltd.	1,100,000	$2,140

Total Australia		2,140

FRANCE 2.9%
CONSUMER STAPLES 2.9%
Pernod-Ricard S.A.	230,000	25,611

Total France		25,611

SWITZERLAND 2.0%
CONSUMER STAPLES 2.0%
Nestle S.A.	237,000	17,685

Total Switzerland		17,685

UNITED KINGDOM 4.6%
CONSUMER DISCRETIONARY 1.6%
Liberty Global PLC (a)	360,000	13,522

FINANCIALS 3.0%
Markit Ltd. (a)	751,000	26,548

Total United Kingdom		40,070

UNITED STATES 45.8%
CONSUMER DISCRETIONARY 8.6%
Advance Auto Parts, Inc.	25,000	4,009
Aramark	550,000	18,216
Dollar Tree, Inc. (a)	300,000	24,738
Foot Locker, Inc. (e)	300,000	19,350
NVR, Inc. (a)(e)	5,000	8,662

		74,975

FINANCIALS 6.8%
Allstate Corp.	610,000	41,096
Citizens Financial Group, Inc.	850,000	17,807

		58,903

HEALTH CARE 11.1%
Envision Healthcare Holdings, Inc. (a)	966,180	19,710
HCA Holdings, Inc. (a)	360,000	28,098
Laboratory Corp. of America Holdings (a)	360,000	42,167
Mylan NV (a)	150,000	6,952

		96,927

INDUSTRIALS 5.1%
Deere & Co.	65,000	5,439
Delta Air Lines, Inc.	130,000	6,328
MasTec, Inc. (a)	400,000	8,096
XPO Logistics, Inc. (a)(e)	800,000	24,560

		44,423

INFORMATION TECHNOLOGY 11.4%
Alphabet, Inc. ‘C’ (a)(e)	43,000	32,033
DST Systems, Inc. (e)	333,129	37,567
First Data Corp. ‘A’ (a)	2,322,000	30,046

		99,646

TELECOMMUNICATION SERVICES 2.8%
Level 3 Communications, Inc. (a)	390,000	20,612
T-Mobile US, Inc. (a)	100,000	3,830

		24,442

Total United States		399,316

Total Common Stocks (Cost $458,092)		484,822

REAL ESTATE INVESTMENT TRUSTS 6.8%
UNITED STATES 6.8%
FINANCIALS 6.8%
Iron Mountain, Inc.	1,750,000	59,342

Total Real Estate Investment Trusts (Cost $51,847)		59,342

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY OBLIGATIONS 1.6%
UNITED STATES 1.6%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (g)	$14,200	14,218

Total U.S. Treasury Obligations (Cost $14,209)		14,218

SHORT-TERM INSTRUMENTS 12.0%
U.S. TREASURY BILLS 12.0%
0.127% due 04/14/2016 - 04/28/2016 (b)(c)(g)	104,233	104,221

Total Short-Term Instruments (Cost $104,224)		104,221

Total Investments in Securities (Cost $628,372)		662,603

	SHARES
INVESTMENTS IN AFFILIATES 29.8%
SHORT-TERM INSTRUMENTS 29.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.8%
PIMCO Short-Term Floating NAV Portfolio III	26,321,206	260,080

Total Short-Term Instruments (Cost $260,514)		260,080

Total Investments in Affiliates (Cost $260,514)		260,080

Total Investments 105.8% (Cost $888,886)		$922,683
Securities Sold Short (d) (10.4%) (Proceeds $86,751)		(91,021)
Financial Derivative Instruments (f) (0.2%) (Cost or Premiums, net $0)		(1,381)
Other Assets and Liabilities, net 4.8%		42,060

Net Assets 100.0%		$872,341

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

Borrowings and Other Financing Transactions

(d)	Securities Sold Short:

(e)	Securities with an aggregate market value of $44,960 and cash of $85,544 have been pledged as collateral as of March 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (1)
	Common Stocks
	Finland
	Industrials
GSC	Kone OYJ ‘B’	65,000	$(2,538)	$(3,129)
	Switzerland
	Energy
FOB	Transocean Ltd.	85,000	(1,180)	(777)
	United Kingdom
	Energy
	Noble Corp. PLC	250,000	(2,754)	(2,587)
	United States
	Consumer Discretionary
	Buckle, Inc.	194,879	(6,013)	(6,601)
	Dillard’s, Inc. ‘A’	45,000	(3,713)	(3,824)
	American Eagle Outfitters, Inc.	230,000	(3,758)	(3,834)
GSC	Panera Bread Co. ‘A’	40,000	(8,612)	(8,193)
	Energy
FOB	FMC Technologies, Inc.	225,000	(6,104)	(6,156)
	National Oilwell Varco, Inc.	280,000	(8,675)	(8,708)
	Southwestern Energy Co.	1,000,000	(7,577)	(8,070)
	Financials
GSC	LPL Financial Holdings, Inc.	140,000	(3,248)	(3,472)
	Health Care
	Abaxis, Inc.	105,000	(4,719)	(4,766)
	Industrials
FOB	Caterpillar, Inc.	20,000	(1,483)	(1,531)
GSC	Deere & Co.	65,000	(4,747)	(5,478)
	Joy Global, Inc.	100,000	(1,564)	(1,607)
FOB	Cummins, Inc.	80,000	(8,667)	(8,795)
	PACCAR, Inc.	100,000	(5,398)	(5,469)
	Information Technology
GSC	Computer Sciences Corp.	50,000	(1,519)	(1,719)
	Seagate Technology PLC	40,000	(1,395)	(1,378)
	Materials
FOB	Tronox Ltd. ‘A’	771,000	(3,087)	(4,927)

Total Short Sales			$(86,751)	$(91,021)

(1)	Payable for short sales includes $42 of dividends payable.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	04/2016	AUD	3,056		$2,328	$0	$(15)
	05/2016		3,056		2,341	2	0
HUS	04/2016	CHF	13,562		13,759	0	(345)
	04/2016		$14,063	CHF	13,562	41	0
	05/2016	CHF	13,562		$14,080	0	(42)
JPM	04/2016	EUR	21,269		23,643	0	(559)
	04/2016		$7,730	EUR	6,869	86	0
	05/2016	CHF	3,411		$3,543	0	(9)
MSB	04/2016	EUR	13,285		14,578	0	(539)
UAG	04/2016		$31,002	EUR	27,685	501	0
	05/2016	EUR	27,685		$31,028	0	(502)

Total Forward Foreign Currency Contracts						$630	$(2,011)

(g)	Securities with an aggregate market value of $1,076 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Common Stocks
Australia
Materials	$0	$2,140	$0	$2,140
France
Consumer Staples	0	25,611	0	25,611
Switzerland
Consumer Staples	0	17,685	0	17,685
United Kingdom
Consumer Discretionary	13,522	0	0	13,522
Financials	26,548	0	0	26,548
United States
Consumer Discretionary	74,975	0	0	74,975
Financials	58,903	0	0	58,903
Health Care	96,927	0	0	96,927
Industrials	44,423	0	0	44,423
Information Technology	99,646	0	0	99,646
Telecommunication Services	24,442	0	0	24,442
Real Estate Investment Trusts
United States
Financials	59,342	0	0	59,342
U.S. Treasury Obligations
United States	0	14,218	0	14,218
Short-Term Instruments
U.S. Treasury Bills	0	104,221	0	104,221
	$498,728	$163,875	$0	$662,603

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$260,080	$0	$0	$260,080

Total Investments	$758,808	$163,875	$0	$922,683

Short Sales, at Value - Liabilities
Common Stocks
Finland
Industrials	$0	$(3,129)	$0	$(3,129)
Switzerland
Energy	(777)	0	0	(777)
United Kingdom
Energy	(2,587)	0	0	(2,587)
United States
Consumer Discretionary	(22,452)	0	0	(22,452)
Energy	(22,934)	0	0	(22,934)
Financials	(3,472)	0	0	(3,472)
Health Care	(4,766)	0	0	(4,766)
Industrials	(22,880)	0	0	(22,880)
Information Technology	(3,097)	0	0	(3,097)
Materials	(4,927)	0	0	(4,927)
	$(87,892)	$(3,129)	$0	$(91,021)

Financial Derivative Instruments - Assets
Over the counter	$0	$630	$0	$630

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,011)	$0	$(2,011)

Totals	$670,916	$159,365	$0	$830,281

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Dividend Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%
COMMON STOCKS 96.0%
AUSTRALIA 3.6%
CONSUMER DISCRETIONARY 1.2%
G8 Education Ltd.	389,734	$1,125

HEALTH CARE 1.1%
Sonic Healthcare Ltd.	74,674	1,071

INDUSTRIALS 1.3%
Spotless Group Holdings Ltd.	1,258,638	1,219

Total Australia		3,415

BRAZIL 2.9%
CONSUMER STAPLES 1.1%
Ambev S.A.	195,400	1,023

HEALTH CARE 0.6%
Qualicorp S.A.	137,911	570

INDUSTRIALS 1.2%
Arteris S.A.	433,300	1,160

Total Brazil		2,753

CANADA 2.0%
ENERGY 1.0%
Suncor Energy, Inc.	33,712	939

UTILITIES 1.0%
Capital Power Corp.	68,029	943

Total Canada		1,882

DENMARK 1.0%
CONSUMER STAPLES 1.0%
Scandinavian Tobacco Group A/S (a)	56,635	910

Total Denmark		910

FRANCE 3.8%
CONSUMER STAPLES 1.9%
Carrefour S.A.	66,624	1,831

UTILITIES 1.9%
Engie S.A.	112,645	1,745

Total France		3,576

GERMANY 2.9%
HEALTH CARE 2.1%
Bayer AG	16,650	1,951

MATERIALS 0.8%
Covestro AG (a)	20,679	772

Total Germany		2,723

GREECE 0.9%
CONSUMER DISCRETIONARY 0.9%
OPAP S.A.	122,483	857

Total Greece		857

HONG KONG 2.5%
TELECOMMUNICATION SERVICES 2.5%
China Mobile Ltd.	211,000	2,335

Total Hong Kong		2,335

ITALY 2.9%
FINANCIALS 1.9%
Intesa Sanpaolo SpA	638,213	1,765

INDUSTRIALS 1.0%
Societa Iniziative Autostradali e Servizi SpA	92,498	947

Total Italy		2,712

JAPAN 3.8%
CONSUMER DISCRETIONARY 1.6%
Bridgestone Corp.	40,946	1,528

TELECOMMUNICATION SERVICES 2.2%
Nippon Telegraph & Telephone Corp.	46,496	2,009

Total Japan		3,537

KENYA 0.5%
TELECOMMUNICATION SERVICES 0.5%
Safaricom Ltd.	2,872,300	476

Total Kenya		476

NETHERLANDS 2.1%
FINANCIALS 2.1%
Aegon NV	203,510	1,118
NN Group NV	27,259	890

		2,008

Total Netherlands		2,008

RUSSIA 0.5%
CONSUMER STAPLES 0.5%
Magnit PJSC SP - GDR	12,335	493

Total Russia		493

SPAIN 1.0%
CONSUMER DISCRETIONARY 0.5%
Atresmedia Corp. de Medios de Comunicacion S.A.	44,859	491

CONSUMER STAPLES 0.5%
Ebro Foods S.A.	22,178	483

Total Spain		974

SWITZERLAND 1.9%
HEALTH CARE 1.9%
Roche Holding AG	7,338	1,802

Total Switzerland		1,802

TAIWAN 1.6%
INFORMATION TECHNOLOGY 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	291,934	1,456

Total Taiwan		1,456

UNITED KINGDOM 10.2%
ENERGY 1.3%
Golar LNG Partners LP	82,182	1,207

FINANCIALS 4.9%
HSBC Holdings PLC	288,522	1,794
ICAP PLC	139,206	947
Lloyds Banking Group PLC	1,892,001	1,843

		4,584

INDUSTRIALS 0.5%
Aggreko PLC	31,566	488

TELECOMMUNICATION SERVICES 3.5%
Vodafone Group PLC	1,053,340	3,347

Total United Kingdom		9,626

UNITED STATES 51.9%
CONSUMER DISCRETIONARY 8.8%
Comcast Corp. ‘A’	37,924	2,317
General Motors Co.	65,072	2,045
Macy’s, Inc.	32,164	1,418
SeaWorld Entertainment, Inc.	64,830	1,365
Time Warner, Inc.	14,996	1,088

		8,233

CONSUMER STAPLES 2.0%
Wal-Mart Stores, Inc.	27,932	1,913

ENERGY 2.2%
Schlumberger Ltd.	27,890	2,057

FINANCIALS 5.3%
Blackstone Group LP	66,875	1,876
Navient Corp.	83,778	1,003
Prudential Financial, Inc.	12,769	922
Regions Financial Corp.	149,175	1,171

		4,972

HEALTH CARE 10.6%
Abbott Laboratories	40,556	1,696
AbbVie, Inc.	49,786	2,844
Merck & Co., Inc.	38,881	2,057
Pfizer, Inc.	112,449	3,333

		9,930

INDUSTRIALS 2.3%
Neilsen Holdings PLC	41,560	2,188

INFORMATION TECHNOLOGY 10.4%
Apple, Inc.	23,013	2,508
Cisco Systems, Inc.	79,366	2,260
QUALCOMM, Inc.	58,082	2,970
Western Digital Corp.	43,439	2,052

		9,790

MATERIALS 2.0%
International Paper Co.	45,610	1,872

TELECOMMUNICATION SERVICES 4.9%
AT&T, Inc.	71,414	2,797
CenturyLink, Inc.	57,592	1,841

		4,638

UTILITIES 3.4%
Duke Energy Corp.	1,684	136
PG&E Corp.	50,687	3,027

		3,163

Total United States		48,756

Total Common Stocks (Cost $93,986)		90,291

REAL ESTATE INVESTMENT TRUSTS 2.7%
UNITED STATES 2.7%
FINANCIALS 2.7%
Colony Capital, Inc. ‘A’	95,139	1,596
Outfront Media, Inc.	42,961	906

		2,502

Total Real Estate Investment Trusts (Cost $2,939)		2,502

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		292

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.254% due 04/21/2016 (b)(c)(f)	$15	15

Total Short-Term Instruments (Cost $307)		307

Total Investments in Securities (Cost $97,232)		93,100

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	46,026	455

Total Short-Term Instruments (Cost $455)		455

Total Investments in Affiliates (Cost $455)		455

Total Investments 99.5% (Cost $97,687)		$93,555
Financial Derivative Instruments (e) (0.4%) (Cost or Premiums, net $0)		(364)
Other Assets and Liabilities, net 0.9%		861

Net Assets 100.0%		$94,052

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon bond.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$292	U.S. Treasury Notes 3.750% due 11/15/2018	$(300)	$292	$292

Total Repurchase Agreements						$(300)	$292	$292

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	04/2016		$5,622	GBP	3,937	$32	$0
	05/2016	GBP	3,937		$5,622	0	(32)
HUS	04/2016		3,937		5,504	0	(150)
MSB	04/2016	EUR	5,283		5,797	0	(214)
UAG	04/2016		$5,915	EUR	5,283	96	0
	05/2016	EUR	5,283		$5,921	0	(96)

Total Forward Foreign Currency Contracts						$128	$(492)

(f)	Securities with an aggregate market value of $15 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$1,125	$0	$1,125
Health Care	0	1,071	0	1,071
Industrials	0	1,219	0	1,219
Brazil
Consumer Staples	1,023	0	0	1,023
Health Care	570	0	0	570
Industrials	1,160	0	0	1,160
Canada
Energy	939	0	0	939
Utilities	943	0	0	943
Denmark
Consumer Staples	910	0	0	910
France
Consumer Staples	0	1,831	0	1,831
Utilities	0	1,745	0	1,745
Germany
Health Care	0	1,951	0	1,951
Materials	0	772	0	772
Greece
Consumer Discretionary	0	857	0	857
Hong Kong
Telecommunication Services	0	2,335	0	2,335
Italy
Financials	0	1,765	0	1,765
Industrials	0	947	0	947
Japan
Consumer Discretionary	0	1,528	0	1,528
Telecommunication Services	0	2,009	0	2,009
Kenya
Telecommunication Services	476	0	0	476
Netherlands
Financials	0	2,008	0	2,008
Russia
Consumer Staples	493	0	0	493
Spain
Consumer Discretionary	0	491	0	491
Consumer Staples	0	483	0	483
Switzerland
Health Care	0	1,802	0	1,802
Taiwan
Information Technology	0	1,456	0	1,456
United Kingdom
Energy	1,207	0	0	1,207
Financials	0	4,584	0	4,584
Industrials	0	488	0	488
Telecommunication Services	0	3,347	0	3,347
United States
Consumer Discretionary	8,233	0	0	8,233
Consumer Staples	1,913	0	0	1,913
Energy	2,057	0	0	2,057
Financials	4,972	0	0	4,972
Health Care	9,930	0	0	9,930
Industrials	2,188	0	0	2,188
Information Technology	9,790	0	0	9,790
Materials	1,872	0	0	1,872
Telecommunication Services	4,638	0	0	4,638
Utilities	3,163	0	0	3,163
Real Estate Investment Trusts
United States
Financials	2,502	0	0	2,502
Short-Term Instruments
Repurchase Agreements	0	292	0	292
U.S. Treasury Bills	0	15	0	15
	$58,979	$34,121	$0	$93,100

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$455	$0	$0	$455

Total Investments	$59,434	$34,121	$0	$93,555

Financial Derivative Instruments - Assets
Over the counter	$0	$128	$0	$128

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(492)	$0	$(492)

Totals	$59,434	$33,757	$0	$93,191

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO International Dividend Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.5%
COMMON STOCKS 96.5%
AUSTRALIA 7.0%
CONSUMER DISCRETIONARY 1.1%
G8 Education Ltd.	22,374	$65

CONSUMER STAPLES 1.7%
Coca-Cola Amatil Ltd.	15,080	102

HEALTH CARE 1.5%
Sonic Healthcare Ltd.	6,080	87

INDUSTRIALS 1.7%
Spotless Group Holdings Ltd.	106,742	103

MATERIALS 1.0%
Iluka Resources Ltd.	11,468	58

Total Australia		415

BRAZIL 3.3%
CONSUMER STAPLES 1.4%
Ambev S.A.	15,821	83

HEALTH CARE 0.5%
Qualicorp S.A.	7,167	30

INDUSTRIALS 1.4%
Arteris S.A.	32,339	86

Total Brazil		199

CANADA 4.4%
ENERGY 1.2%
Suncor Energy, Inc.	2,650	74

INDUSTRIALS 1.0%
WestJet Airlines Ltd.	3,691	58

UTILITIES 2.2%
Capital Power Corp.	9,460	131

Total Canada		263

DENMARK 1.5%
CONSUMER STAPLES 1.5%
Scandinavian Tobacco Group A/S (a)	5,464	88

Total Denmark		88

FRANCE 4.7%
CONSUMER STAPLES 2.9%
Carrefour S.A.	6,322	174

UTILITIES 1.8%
Engie S.A.	6,790	105

Total France		279

GERMANY 3.2%
HEALTH CARE 2.4%
Bayer AG	1,243	146

MATERIALS 0.8%
Covestro AG (a)	1,221	45

Total Germany		191

GREECE 1.0%
CONSUMER DISCRETIONARY 1.0%
OPAP S.A.	8,388	59

Total Greece		59

HONG KONG 5.6%
TELECOMMUNICATION SERVICES 5.6%
China Mobile Ltd.	18,552	205
PCCW Ltd.	202,212	131

		336

Total Hong Kong		336

IRELAND 2.2%
MATERIALS 2.2%
Smurfit Kappa Group PLC	5,100	131

Total Ireland		131

ISRAEL 2.4%
HEALTH CARE 2.4%
Teva Pharmaceutical Industries Ltd. SP - ADR	2,674	143

Total Israel		143

ITALY 5.0%
FINANCIALS 3.5%
Intesa Sanpaolo SpA	74,430	206

INDUSTRIALS 1.5%
Societa Iniziative Autostradali e Servizi SpA	8,784	90

Total Italy		296

JAPAN 7.4%
CONSUMER DISCRETIONARY 3.4%
Bridgestone Corp.	5,359	200

HEALTH CARE 0.9%
Kaken Pharmaceutical Co. Ltd.	875	53

TELECOMMUNICATION SERVICES 3.1%
Nippon Telegraph & Telephone Corp.	4,300	186

Total Japan		439

KENYA 1.0%
TELECOMMUNICATION SERVICES 1.0%
Safaricom Ltd.	353,000	59

Total Kenya		59

NETHERLANDS 4.3%
FINANCIALS 4.3%
Aegon NV	17,240	95
NN Group NV	4,839	158
		253

Total Netherlands		253

RUSSIA 1.0%
CONSUMER STAPLES 1.0%
Magnit PJSC SP - GDR	1,455	58

Total Russia		58

SPAIN 2.7%
CONSUMER DISCRETIONARY 1.0%
Atresmedia Corp. de Medios de Comunicacion S.A.	5,252	57

CONSUMER STAPLES 1.7%
Ebro Foods S.A.	4,614	101

Total Spain		158

SWITZERLAND 3.7%
HEALTH CARE 3.7%
Roche Holding AG	889	218

Total Switzerland		218

TAIWAN 3.0%
INFORMATION TECHNOLOGY 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	35,975	179

Total Taiwan		179

UNITED KINGDOM 14.6%
ENERGY 1.0%
Golar LNG Partners LP	4,148	61

FINANCIALS 8.2%
HSBC Holdings PLC	23,181	144
ICAP PLC	18,193	124
Lloyds Banking Group PLC	224,146	218

		486

INDUSTRIALS 1.0%
Aggreko PLC	3,735	58

TELECOMMUNICATION SERVICES 4.4%
Vodafone Group PLC	81,961	260

Total United Kingdom		865

UNITED STATES 18.5%
ENERGY 2.9%
Schlumberger Ltd.	2,346	173

HEALTH CARE 7.6%
Abbott Laboratories	1,746	73
AbbVie, Inc.	1,787	102
Merck & Co., Inc.	2,460	130
Pfizer, Inc.	4,839	144

		449

INDUSTRIALS 1.9%
Neilsen Holdings PLC	2,204	116

INFORMATION TECHNOLOGY 6.1%
Apple, Inc.	1,062	115
Cisco Systems, Inc.	3,579	102
QUALCOMM, Inc.	2,853	146

		363

Total United States		1,101

Total Common Stocks (Cost $5,879)		5,730

Total Investments in Securities (Cost $5,879)		5,730

INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	30,424	301

Total Short-Term Instruments (Cost $301)		301

Total Investments in Affiliates (Cost $301)		301

Total Investments 101.5% (Cost $6,180)		$6,031
Financial Derivative Instruments (b) (0.2%) (Cost or Premiums, net $0)		(13)
Other Assets and Liabilities, net (1.3%)		(79)

Net Assets 100.0%		$5,939

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
CBK	05/2016	AUD	162	$114	$0	$(10)
SCX	05/2016	EUR	120	133	0	(3)

Total Forward Foreign Currency Contracts					$0	$(13)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$65	$0	$65
Consumer Staples	0	102	0	102
Health Care	0	87	0	87
Industrials	0	103	0	103
Materials	0	58	0	58
Brazil
Consumer Staples	83	0	0	83
Health Care	30	0	0	30
Industrials	86	0	0	86
Canada
Energy	74	0	0	74
Industrials	58	0	0	58
Utilities	131	0	0	131
Denmark
Consumer Staples	88	0	0	88
France
Consumer Staples	0	174	0	174
Utilities	0	105	0	105
Germany
Health Care	0	146	0	146
Materials	0	45	0	45
Greece
Consumer Discretionary	0	59	0	59
Hong Kong
Telecommunication Services	0	336	0	336
Ireland
Materials	0	131	0	131
Israel
Health Care	143	0	0	143
Italy
Financials	0	206	0	206
Industrials	0	90	0	90
Japan
Consumer Discretionary	0	200	0	200
Health Care	0	53	0	53
Telecommunication Services	0	186	0	186
Kenya
Telecommunication Services	59	0	0	59
Netherlands
Financials	0	253	0	253
Russia
Consumer Staples	58	0	0	58
Spain
Consumer Discretionary	0	57	0	57
Consumer Staples	0	101	0	101
Switzerland
Health Care	0	218	0	218
Taiwan
Information Technology	0	179	0	179
United Kingdom
Energy	61	0	0	61
Financials	0	486	0	486
Industrials	0	58	0	58
Telecommunication Services	0	260	0	260
United States
Energy	173	0	0	173
Health Care	449	0	0	449
Industrials	116	0	0	116
Information Technology	363	0	0	363
	$1,972	$3,758	$0	$5,730

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$301	$0	$0	$301

Total Investments	$2,273	$3,758	$0	$6,031

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(13)	$0	$(13)

Totals	$2,273	$3,745	$0	$6,018
There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Dividend Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.3%
COMMON STOCKS 91.6%
SWITZERLAND 3.0%
HEALTH CARE 3.0%
Roche Holding AG	876	$215

Total Switzerland		215

UNITED KINGDOM 1.1%
ENERGY 1.1%
Golar LNG Partners LP	5,049	74

Total United Kingdom		74

UNITED STATES 87.5%
CONSUMER DISCRETIONARY 17.2%
Comcast Corp. ‘A’	6,943	424
General Motors Co.	4,540	143
Macy’s, Inc.	4,812	212
SeaWorld Entertainment, Inc.	10,060	212
Time Warner, Inc.	3,398	246

		1,237

CONSUMER STAPLES 2.9%
Wal-Mart Stores, Inc.	3,089	211

ENERGY 3.2%
Schlumberger Ltd.	3,100	229

FINANCIALS 7.9%
Blackstone Group LP	5,082	143
JPMorgan Chase & Co.	2,372	140
Prudential Financial, Inc.	1,957	141
Regions Financial Corp.	18,057	142

		566

HEALTH CARE 15.4%
Abbott Laboratories	5,925	248
AbbVie, Inc.	4,957	283
Merck & Co., Inc.	4,669	247
Pfizer, Inc.	11,225	333

		1,111

INDUSTRIALS 7.4%
Neilsen Holdings PLC	6,027	317
Quad/Graphics, Inc.	5,451	71
RR Donnelley & Sons Co.	8,728	143

		531

INFORMATION TECHNOLOGY 15.7%
Apple, Inc.	2,744	299
Cisco Systems, Inc.	9,286	265
QUALCOMM, Inc.	6,926	354
Western Digital Corp.	4,572	216

		1,134

MATERIALS 3.0%
International Paper Co.	5,213	214

TELECOMMUNICATION SERVICES 6.9%
AT&T, Inc.	7,200	282
CenturyLink, Inc.	6,690	214

		496

UTILITIES 7.9%
Duke Energy Corp.	3,092	249
PG&E Corp.	5,371	321

		570

Total United States		6,299

Total Common Stocks (Cost $6,605)		6,588

REAL ESTATE INVESTMENT TRUSTS 4.7%
UNITED STATES 4.7%
FINANCIALS 4.7%
Colony Capital, Inc. ‘A’	11,748	197
Outfront Media, Inc.	6,788	143

		340

Total Real Estate Investment Trusts (Cost $416)		340

Total Investments in Securities (Cost $7,021)		6,928

INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	40,344	399

Total Short-Term Instruments (Cost $398)		399

Total Investments in Affiliates (Cost $398)		399

Total Investments 101.8% (Cost $7,419)		$7,327
Other Assets and Liabilities, net (1.8%)		(130)

Net Assets 100.0%		$7,197

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Common Stocks
Switzerland
Health Care	$0	$215	$0	$215
United Kingdom
Energy	74	0	0	74
United States
Consumer Discretionary	1,237	0	0	1,237
Consumer Staples	211	0	0	211
Energy	229	0	0	229
Financials	566	0	0	566
Health Care	1,111	0	0	1,111
Industrials	531	0	0	531
Information Technology	1,134	0	0	1,134
Materials	214	0	0	214
Telecommunication Services	496	0	0	496
Utilities	570	0	0	570
Real Estate Investment Trusts
United States
Financials	340	0	0	340
	$6,713	$215	$0	$6,928

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$399	$0	$0	$399

Total Investments	$7,112	$215	$0	$7,327

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Emerging Markets Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%
COMMON STOCKS 94.4%
BRAZIL 12.7%
CONSUMER DISCRETIONARY 0.0%
Lojas Renner S.A.	57,700	$334

CONSUMER STAPLES 0.8%
Ambev S.A. ADR	370,857	1,921
Hypermarcas S.A. (a)	16,000	125
JBS S.A.	329,100	1,002
Marfrig Global Foods S.A. (a)	705,800	1,274
Natura Cosmeticos S.A.	484,000	3,573

		7,895

ENERGY 1.2%
Cosan S.A. Industria e Comercio	30,000	262
Petroleo Brasileiro S.A. SP - ADR (a)	1,922,694	11,228
Ultrapar Participacoes S.A.	16,900	328

		11,818

FINANCIALS 5.1%
Banco Bradesco S.A. ADR	1,406,383	10,478
Banco do Brasil S.A.	2,023,700	11,127
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	676,900	2,895
BR Malls Participacoes S.A.	168,400	691
Grupo BTG Pactual	41,800	202
Itau Unibanco Holding S.A. SP - ADR ‘H’	2,506,311	21,529
Sul America S.A.	395,559	1,766

		48,688

INDUSTRIALS 0.2%
CCR S.A.	317,000	1,237
Embraer S.A. SP - ADR	10,314	272

		1,509

MATERIALS 1.4%
Cia Siderurgica Nacional S.A. SP - ADR	4,386,059	8,640
Fibria Celulose S.A. SP - ADR	90,804	770
Gerdau S.A. SP - ADR	2,446,073	4,354

		13,764

TELECOMMUNICATION SERVICES 1.1%
Telefonica Brasil S.A. ADR	582,351	7,274
Tim Participacoes S.A. ADR	256,457	2,836

		10,110

UTILITIES 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	726,607	4,795
Cia Energetica de Minas Gerais SP - ADR	4,296,548	9,710
CPFL Energia S.A. ADR (a)	450,041	4,901
EDP - Energias do Brasil S.A.	908,300	3,183
Light S.A.	361,400	997
Tractebel Energia S.A.	266,500	2,719
Transmissora Alianca de Energia Eletrica S.A.	138,400	777

		27,082

Total Brazil		121,200

CHINA 19.0%
CONSUMER DISCRETIONARY 0.2%
Belle International Holdings Ltd.	989,000	573
GOME Electrical Appliances Holding Ltd.	8,117,000	1,162
Great Wall Motor Co. Ltd. ‘H’	173,000	141

		1,876

CONSUMER STAPLES 0.0%
Hengan International Group Co. Ltd.	15,500	135

ENERGY 3.4%
China Petroleum & Chemical Corp. ‘H’	18,894,400	12,298
China Shenhua Energy Co. Ltd. ‘H’	2,691,500	4,242
CNOOC Ltd.	10,264,000	11,992
Inner Mongolia Yitai Coal Co. Ltd. ‘B’	1,900,494	1,489
PetroChina Co. Ltd. ‘H’	3,262,000	2,159
Yanzhou Coal Mining Co. Ltd. ‘H’	380,000	197

		32,377

FINANCIALS 13.3%
Agile Property Holdings Ltd.	3,920,000	2,184
Agricultural Bank of China Ltd. ‘H’	23,398,000	8,418
Bank of China Ltd. ‘H’	47,511,000	19,725
Bank of Communications Co. Ltd. ‘H’	7,559,000	4,974
China CITIC Bank Corp. Ltd. ‘H’ (a)	3,509,000	2,155
China Construction Bank Corp. ‘H’	45,459,000	29,159
China Everbright Bank Co. Ltd. ‘H’	3,261,000	1,573
China Life Insurance Co. Ltd. ‘H’	1,256,000	3,086
China Merchants Bank Co. Ltd. ‘H’	2,091,000	4,400
China Minsheng Banking Corp. Ltd. ‘H’	3,342,100	3,118
China Pacific Insurance Group Co. Ltd. ‘H’	89,400	336
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	3,105,000	1,644
Country Garden Holdings Co. Ltd.	4,643,000	1,833
Dalian Wanda Commercial Properties Co. Ltd. ‘H’	255,700	1,514
Evergrande Real Estate Group Ltd.	6,115,000	4,713
Guangzhou R&F Properties Co. Ltd. ‘H’	3,412,200	4,872
Industrial & Commercial Bank of China Ltd. ‘H’	41,410,000	23,250
New China Life Insurance Co. Ltd. ‘H’	197,400	698
People’s Insurance Co. Group of China Ltd. ‘H’	1,203,000	511
PICC Property & Casualty Co. Ltd. ‘H’	284,000	524
Ping An Insurance Group Co. of China Ltd. ‘H’	997,500	4,793
Sino-Ocean Land Holdings Ltd.	1,728,500	824
SOHO China Ltd.	4,485,000	2,140

		126,444

INDUSTRIALS 0.2%
China Communications Construction Co. Ltd. ‘H’	905,000	1,082
China Railway Construction Corp. Ltd. ‘H’	104,000	124
Fosun International Ltd.	101,000	144

		1,350

INFORMATION TECHNOLOGY 0.3%
Lenovo Group Ltd.	256,000	200
NetEase, Inc. ADR	3,300	474
Semiconductor Manufacturing International Corp. (a)	1,478,000	128
Sohu.com, Inc. (a)	6,220	308
Tencent Holdings Ltd.	103,600	2,119

		3,229

MATERIALS 0.5%
Anhui Conch Cement Co. Ltd. ‘H’	188,000	504
China National Building Material Co. Ltd. ‘H’	8,834,000	4,101
Jiangxi Copper Co. Ltd. ‘H’	135,000	162

		4,767

TELECOMMUNICATION SERVICES 1.0%
China Telecom Corp. Ltd. ‘H’	17,366,000	9,194

UTILITIES 0.1%
Huaneng Power International, Inc. ‘H’	1,028,000	919

Total China		180,291

GREECE 0.0%
CONSUMER DISCRETIONARY 0.0%
OPAP S.A.	17,606	123

TELECOMMUNICATION SERVICES 0.0%
Hellenic Telecommunications Organization S.A.	29,590	267

Total Greece		390

HONG KONG 4.9%
CONSUMER STAPLES 0.4%
China Resources Beer Holdings Company Ltd.	2,054,000	3,789

ENERGY 0.0%
Kunlun Energy Co. Ltd.	534,000	463

FINANCIALS 0.9%
BOC Hong Kong Holdings Ltd.	755,000	2,255
China Jinmao Holdings Group Ltd.	862,000	241
China Overseas Land & Investment Ltd.	426,000	1,349
China Resources Land Ltd.	438,000	1,122
China Taiping Insurance Holdings Co. Ltd. (a)	707,200	1,556
Poly Property Group Co. Ltd.	6,451,000	1,764
Yuexiu Property Co. Ltd.	2,722,000	393

		8,680

INDUSTRIALS 0.2%
China Merchants Holdings International Co. Ltd.	48,000	143
CITIC Ltd.	74,000	112
Shanghai Industrial Holdings Ltd.	513,000	1,203

		1,458

TELECOMMUNICATION SERVICES 3.1%
China Mobile Ltd.	1,788,500	19,796
China Unicom Hong Kong Ltd.	7,410,000	9,759

		29,555

UTILITIES 0.3%
China Power International Development Ltd.	1,891,000	984
China Resources Power Holdings Co. Ltd.	870,000	1,620

		2,604

Total Hong Kong		46,549

INDIA 2.2%
CONSUMER DISCRETIONARY 0.0%
Aditya Birla Fashion and Retail Ltd. (a)	80,622	170
Mahindra & Mahindra Ltd.	7,943	145

		315

CONSUMER STAPLES 0.3%
Hindustan Unilever Ltd.	47,364	624
ITC Ltd.	368,437	1,821

		2,445

ENERGY 0.4%
Bharat Petroleum Corp. Ltd.	27,712	379
Cairn India Ltd.	182,937	428
Coal India Ltd.	29,464	130
Hindustan Petroleum Corp. Ltd.	125,690	1,498
Indian Oil Corp. Ltd.	32,650	194
Oil & Natural Gas Corp. Ltd.	201,666	652
Reliance Industries Ltd. SP - GDR	12,004	368

		3,649

FINANCIALS 0.1%
ICICI Bank Ltd.	87,413	312
Punjab National Bank	111,129	142
State Bank of India GDR	5,080	149
State Bank of India SP - GDR	18,559	544

		1,147

HEALTH CARE 0.2%
Dr Reddy’s Laboratories Ltd.	4,316	198
Sun Pharmaceutical Industries Ltd.	89,287	1,113

		1,311

INDUSTRIALS 0.1%
Aditya Birla Nuvo Ltd.	5,177	65
Bharat Heavy Electricals Ltd.	54,811	94
Jaiprakash Associates Ltd. (a)	3,244,634	377

		536

INFORMATION TECHNOLOGY 0.5%
Infosys Ltd. SP - ADR	223,045	4,242
Tata Consultancy Services Ltd.	19,730	754

		4,996

MATERIALS 0.5%
JSW Steel Ltd.	9,242	178
Tata Steel Ltd.	797,069	3,833
Vedanta Resources PLC	206,539	1,015

		5,026

TELECOMMUNICATION SERVICES 0.0%
Reliance Communications Ltd. (a)	146,592	111

UTILITIES 0.1%
NTPC Ltd.	106,627	207
Tata Power Co. Ltd.	700,503	687

		894

Total India		20,430

INDONESIA 1.5%
CONSUMER DISCRETIONARY 0.2%
Astra International Tbk PT	3,079,400	1,683

CONSUMER STAPLES 0.1%
Indofood Sukses Makmur Tbk PT	1,867,300	1,017

ENERGY 0.0%
Adaro Energy Tbk PT	1,455,700	71
Bumi Resources Tbk PT (a)	15,172,200	57

		128

FINANCIALS 0.4%
Bank Central Asia Tbk PT	1,021,700	1,024
Bank Mandiri Persero Tbk PT	1,530,100	1,188
Bank Negara Indonesia Persero Tbk PT	2,481,400	973
Bank Rakyat Indonesia Persero Tbk PT	859,700	740

		3,925

INDUSTRIALS 0.0%
Berlian Laju Tanker Tbk PT (a)	707,200	0
United Tractors Tbk PT	262,500	303

		303

MATERIALS 0.1%
Semen Indonesia Persero Tbk PT	867,400	665

TELECOMMUNICATION SERVICES 0.5%
Telekomunikasi Indonesia Persero Tbk PT	20,636,000	5,202

UTILITIES 0.2%
Perusahaan Gas Negara Persero Tbk	8,946,000	1,763

Total Indonesia		14,686

MEXICO 3.1%
CONSUMER DISCRETIONARY 0.0%
El Puerto de Liverpool S.A.B. de C.V.	11,900	141
Grupo Televisa S.A.B. SP - ADR	4,677	128
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	212,200	0

		269

CONSUMER STAPLES 0.7%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	1,354	113
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	15,357	1,479
Gruma S.A.B. de C.V. ‘B’	6,300	100
Grupo Bimbo S.A.B. de C.V. ‘A’ (a)	740,700	2,191
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	520,000	1,256
Wal-Mart de Mexico S.A.B. de C.V.	744,200	1,762

		6,901

FINANCIALS 0.4%
Grupo Financiero Banorte S.A.B. de C.V. ‘O’	43,300	245
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR ‘B’	385,131	3,478

		3,723

INDUSTRIALS 0.1%
Empresas ICA S.A.B. de C.V. (a)	1,312,248	316
Grupo Aeromexico S.A.B. de C.V. (a)	302,322	733

		1,049

MATERIALS 0.5%
Cemex S.A.B. de C.V. SP - ADR (a)	311,357	2,267
Fresnillo PLC	51,214	700
Grupo Mexico S.A.B. de C.V. ‘B’	461,399	1,113
Industrias Penoles S.A.B. de C.V.	64,355	813

		4,893

TELECOMMUNICATION SERVICES 1.4%
America Movil S.A.B. de C.V. SP - ADR ‘L’	821,858	12,763

Total Mexico		29,598

PERU 0.1%
MATERIALS 0.1%
Southern Copper Corp.	27,912	773

Total Peru		773

POLAND 2.7%
ENERGY 0.7%
Polski Koncern Naftowy Orlen S.A.	276,066	5,461
Polskie Gornictwo Naftowe i Gazownictwo S.A.	709,579	1,010

		6,471

FINANCIALS 0.6%
Bank Pekao S.A.	27,222	1,200
Powszechna Kasa Oszczednosci Bank Polski S.A.	348,353	2,591
Powszechny Zaklad Ubezpieczen S.A.	188,282	1,792

		5,583

INDUSTRIALS 0.0%
PKP Cargo S.A.	12,397	142

INFORMATION TECHNOLOGY 0.1%
Asseco Poland S.A.	60,874	987

MATERIALS 0.4%
KGHM Polska Miedz S.A.	183,822	3,742

TELECOMMUNICATION SERVICES 0.2%
Orange Polska S.A.	1,163,428	2,099

UTILITIES 0.7%
Enea S.A.	153,558	490
Energa S.A.	305,381	1,071
PGE Polska Grupa Energetyczna S.A.	1,078,122	4,031
Tauron Polska Energia S.A.	1,602,939	1,291

		6,883

Total Poland		25,907

RUSSIA 13.7%
CONSUMER STAPLES 0.2%
X5 Retail Group NV SP - GDR (a)	68,878	1,457

ENERGY 9.7%
Gazprom Neft PAO SP - ADR	62,665	697
Gazprom PAO SP - ADR	6,742,760	29,017
Lukoil PJSC SP - ADR	677,987	25,999
Rosneft OAO SP - GDR	2,666,964	12,106
Surgutneftegas OAO SP - ADR	3,477,742	20,262
Tatneft PAO SP - ADR	140,398	4,531

		92,612

FINANCIALS 0.4%
Sberbank of Russia PJSC SP - ADR	471,233	3,271
VTB Bank PJSC SP - GDR	456,116	1,010

		4,281

INDUSTRIALS 0.3%
Aeroflot - Russian Airlines PJSC	2,581,160	2,861

INFORMATION TECHNOLOGY 0.0%
Mail.Ru Group Ltd. GDR (a)	5,120	111

MATERIALS 1.5%
Evraz PLC (a)	464,108	599
Mechel SP - ADR	96,804	175
MMC Norilsk Nickel PJSC ADR	794,127	10,247
PhosAgro OAO SP - GDR	108,588	1,531
Severstal PAO SP - GDR	147,893	1,563

		14,115

TELECOMMUNICATION SERVICES 1.4%
MegaFon PJSC SP - GDR	253,134	2,780
Mobile TeleSystems PJSC	1,931,490	6,873
Rostelecom PJSC	1,314,840	1,934
Sistema JSFC SP - GDR	207,664	1,341

		12,928

UTILITIES 0.2%
Federal Grid Co. Unified Energy System PJSC	661,800,000	813
Inter RAO UES PJSC	15,190,000	416
Rosseti PJSC (a)	14,285,000	122
RusHydro PJSC	86,151,000	890

		2,241

Total Russia		130,606

SOUTH AFRICA 11.0%
CONSUMER DISCRETIONARY 0.4%
Foschini Group Ltd.	77,995	746
Imperial Holdings Ltd.	189,483	1,930
Mr Price Group Ltd.	2,298	28
Truworths International Ltd.	73,304	487
Woolworths Holdings Ltd.	64,304	390

		3,581

CONSUMER STAPLES 0.0%
Shoprite Holdings Ltd.	19,438	228
Tiger Brands Ltd.	8,631	190

		418

ENERGY 1.4%
Exxaro Resources Ltd.	238,400	1,159
Sasol Ltd.	394,500	11,706

		12,865

FINANCIALS 2.9%
Barclays Africa Group Ltd.	477,643	4,825
FirstRand Ltd.	476,360	1,555
Investec Ltd.	44,614	332
Liberty Holdings Ltd.	257,931	2,526
MMI Holdings Ltd.	98,671	166
Nedbank Group Ltd.	199,958	2,624
Sanlam Ltd.	634,762	2,941
Standard Bank Group Ltd.	1,369,760	12,256

		27,225

HEALTH CARE 0.0%
Netcare Ltd.	97,866	239

INDUSTRIALS 0.5%
Aveng Ltd.	71,944	19
Barloworld Ltd.	466,353	2,377
Bidvest Group Ltd.	54,018	1,363
Reunert Ltd.	206,414	969

		4,728

MATERIALS 4.1%
AngloGold Ashanti Ltd. SP - ADR (a)	695,096	9,516
Gold Fields Ltd. SP - ADR	2,915,676	11,488
Impala Platinum Holdings Ltd. (a)	794,621	2,523
Kumba Iron Ore Ltd.	465,617	2,501
Lonmin PLC (a)	183,827	349
Mondi Ltd.	7,430	143
Nampak Ltd.	1,059,430	1,525
PPC Ltd.	826,351	682
Sappi Ltd. (a)	534,962	2,367
Sibanye Gold Ltd.	1,943,704	7,467

		38,561

TELECOMMUNICATION SERVICES 1.7%
MTN Group Ltd.	1,275,130	11,645
Telkom S.A. SOC Ltd.	594,287	2,314
Vodacom Group Ltd.	232,758	2,529

		16,488

Total South Africa		104,105

SOUTH KOREA 13.6%
CONSUMER DISCRETIONARY 2.3%
Hankook Tire Co. Ltd.	4,490	214
Hyundai Department Store Co. Ltd.	2,732	329
Hyundai Mobis Co. Ltd.	5,126	1,117
Hyundai Motor Co.	46,004	6,139
Kia Motors Corp.	78,665	3,323
Kumho Tire Co., Inc. (a)	16,460	121
LG Electronics, Inc.	160,500	8,652
Lotte Shopping Co. Ltd.	7,795	1,712

		21,607

CONSUMER STAPLES 0.2%
Amorepacific Corp.	335	113
E-MART Inc.	5,867	901
KT&G Corp.	9,814	945
LG Household & Health Care Ltd.	146	121

		2,080

ENERGY 0.9%
GS Holdings Corp.	41,220	2,130
S-Oil Corp.	14,861	1,274
SK Innovation Co. Ltd.	33,760	5,088

		8,492

FINANCIALS 3.1%
DGB Financial Group, Inc.	45,713	356
Dongbu Insurance Co. Ltd.	7,941	528
Hana Financial Group, Inc.	76,403	1,658
Hanwha Life Insurance Co. Ltd.	222,231	1,303

Hyundai Marine & Fire Insurance Co. Ltd.	60,292	1,751
Industrial Bank of Korea	201,593	2,160
KB Financial Group, Inc.	141,490	3,929
Mirae Asset Life Insurance Co. Ltd.	115,613	495
Samsung Fire & Marine Insurance Co. Ltd.	1,728	446
Samsung Life Insurance Co. Ltd.	48,118	4,950
Shinhan Financial Group Co. Ltd.	145,809	5,132
Woori Bank	857,246	7,089

		29,797

INDUSTRIALS 0.9%
CJ Corp.	13,348	2,282
Doosan Heavy Industries & Construction Co. Ltd.	41,281	780
Doosan Infracore Co. Ltd. (a)	142,960	815
Hanwha Corp.	62,455	1,940
Korean Air Lines Co. Ltd. (a)	27,802	753
LS Corp.	43,193	1,694

		8,264

INFORMATION TECHNOLOGY 3.3%
LG Display Co. Ltd.	119,167	2,759
Samsung Electro-Mechanics Co. Ltd.	14,701	756
Samsung Electronics Co. Ltd.	23,772	27,281
SK Hynix, Inc.	17,050	420

		31,216

MATERIALS 0.8%
Hanwha Chemical Corp.	12,450	272
Hyosung Corp.	10,450	1,315
LG Chem Ltd.	3,846	1,104
POSCO Processing & Service Co. Ltd.	26,621	5,078

		7,769

TELECOMMUNICATION SERVICES 1.8%
KT Corp. SP - ADR (a)	581,700	7,806
LG Uplus Corp.	556,242	5,376
SK Telecom Co. Ltd. SP - ADR	180,582	3,642

		16,824

UTILITIES 0.3%
Korea Electric Power Corp.	62,988	3,300

Total South Korea		129,349

TAIWAN 7.0%
CONSUMER DISCRETIONARY 0.2%
Pou Chen Corp.	1,147,000	1,461
Ruentex Industries Ltd.	154,000	253

		1,714

CONSUMER STAPLES 0.2%
Uni-President Enterprises Corp.	1,015,640	1,784

FINANCIALS 0.6%
China Development Financial Holding Corp.	2,507,000	670
China Life Insurance Co. Ltd.	3,281,300	2,526
Mega Financial Holding Co. Ltd.	992,658	706
Mercuries & Associates Holding Ltd.	332,000	214
Shanghai Commercial & Savings Bank Ltd.	244,378	224
Shin Kong Financial Holding Co. Ltd.	3,217,903	646
SinoPac Financial Holdings Co. Ltd.	1,777,144	549
Taishin Financial Holding Co. Ltd.	233,000	82

		5,617

INDUSTRIALS 0.1%
Far Eastern New Century Corp.	1,271,520	1,038

INFORMATION TECHNOLOGY 4.6%
Acer, Inc. (a)	664,000	255
Advanced Semiconductor Engineering, Inc.	583,000	675
Asustek Computer, Inc.	269,000	2,414
AU Optronics Corp.	3,173,000	950
Catcher Technology Co. Ltd.	53,000	434
Compal Electronics, Inc.	3,721,000	2,335
Hon Hai Precision Industry Co. Ltd.	2,096,950	5,520

HTC Corp.	323,000	924
Innolux Corp.	3,434,000	1,199
Inventec Corp.	654,000	414
Lite-On Technology Corp.	1,960,770	2,392
MediaTek, Inc.	17,000	130
Pegatron Corp.	475,000	1,106
Powertech Technology, Inc.	655,000	1,484
Quanta Computer, Inc.	377,000	658
Synnex Technology International Corp.	137,000	141
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	721,589	18,906
United Microelectronics Corp.	6,218,000	2,555
Wistron Corp.	2,086,821	1,289
WPG Holdings Ltd.	47,000	50

		43,831

MATERIALS 0.3%
Asia Cement Corp.	199,000	182
China Steel Corp.	2,029,000	1,411
Formosa Chemicals & Fibre Corp.	172,000	429
Taiwan Cement Corp.	1,249,000	1,222

		3,244

TELECOMMUNICATION SERVICES 1.0%
Chunghwa Telecom Co. Ltd.	2,019,000	6,870
Far EasTone Telecommunications Co. Ltd.	455,000	1,019
Taiwan Mobile Co. Ltd.	347,000	1,127

		9,016

Total Taiwan		66,244

THAILAND 2.9%
CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	756,900	525

ENERGY 1.4%
Banpu Public Co. Ltd.	5,577,600	2,641
PTT Exploration & Production PCL	2,102,600	4,192
PTT PCL	799,600	6,351
Thai Oil PCL	395,300	777

		13,961

FINANCIALS 1.2%
Bangkok Bank PCL	923,500	4,770
Kasikornbank PCL	403,900	2,009
Krung Thai Bank PCL	4,881,775	2,592
Siam Commercial Bank PCL	500,500	2,003

		11,374

INDUSTRIALS 0.0%
Thai Airways International PCL (a)	300,000	126

MATERIALS 0.1%
PTT Global Chemical PCL	572,600	983
Siam Cement PCL	23,400	311

		1,294

TELECOMMUNICATION SERVICES 0.1%
Advanced Info Service PCL	129,100	668

Total Thailand		27,948

Total Common Stocks (Cost $860,711)		898,076

PREFERRED STOCKS 4.9%
BRAZIL 4.4%
CONSUMER STAPLES 0.4%
Cia Brasileira de Distribuicao	267,600	3,710

FINANCIALS 0.1%
Banco do Estado do Rio Grande do Sul S.A.	609,100	1,355

MATERIALS 2.7%
Braskem S.A.	297,300	1,936

Metalurgica Gerdau S.A.	3,464,100	2,341
Suzano Papel e Celulose S.A.	106,600	375
Usinas Siderurgicas de Minas Gerais S.A.	582,300	293
Vale S.A.	6,404,200	20,269

		25,214

TELECOMMUNICATION SERVICES 0.1%
Oi S.A.	2,713,270	868

UTILITIES 1.1%
Centrais Eletricas Brasileiras S.A.	1,885,200	5,505
Cia Energetica de Sao Paulo	544,700	2,402
Cia Paranaense de Energia	243,200	1,938
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	467,400	1,048

		10,893

Total Brazil		42,040

RUSSIA 0.5%
ENERGY 0.5%
AK Transneft OAO	1,238	3,451
Bashneft PAO	27,166	744

		4,195

Total Russia		4,195

Total Preferred Stocks (Cost $44,271)		46,235

REAL ESTATE INVESTMENT TRUSTS 0.0%
SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Growthpoint Properties Ltd.	128,863	214
Redefine Properties Ltd.	151,561	123

		337

Total Real Estate Investment Trusts (Cost $311)		337

RIGHTS 0.0%
BRAZIL 0.0%
MATERIALS 0.0%
Usinas Siderurgicas de Minas Gerais S.A.	29,888	4

Total Rights (Cost $0)		4

Total Investments in Securities (Cost $905,293)		944,652

Total Investments 99.3% (Cost $905,293)		$944,652
Financial Derivative Instruments (b) 0.1% (Cost or Premiums, net $0)		511
Other Assets and Liabilities, net 0.6%		5,742

Net Assets 100.0%		$950,905

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
SSB	04/2016	$	9,680	ZAR	150,455	$511	$0

Total Forward Foreign Currency Contracts						$511	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$334	$0	$0	$334
Consumer Staples	7,895	0	0	7,895
Energy	11,818	0	0	11,818
Financials	48,688	0	0	48,688
Industrials	1,509	0	0	1,509
Materials	13,764	0	0	13,764
Telecommunication Services	10,110	0	0	10,110
Utilities	27,082	0	0	27,082
China
Consumer Discretionary	0	1,876	0	1,876
Consumer Staples	0	135	0	135
Energy	0	32,377	0	32,377
Financials	0	126,444	0	126,444
Industrials	0	1,350	0	1,350
Information Technology	782	2,447	0	3,229
Materials	0	4,767	0	4,767
Telecommunication Services	0	9,194	0	9,194
Utilities	0	919	0	919
Greece
Consumer Discretionary	0	123	0	123
Telecommunication Services	0	267	0	267
Hong Kong
Consumer Staples	0	3,789	0	3,789
Energy	0	463	0	463
Financials	0	8,680	0	8,680
Industrials	0	1,458	0	1,458
Telecommunication Services	0	29,555	0	29,555
Utilities	0	2,604	0	2,604
India
Consumer Discretionary	0	315	0	315
Consumer Staples	0	2,445	0	2,445
Energy	368	3,281	0	3,649
Financials	149	998	0	1,147
Health Care	0	1,311	0	1,311
Industrials	0	536	0	536
Information Technology	4,242	754	0	4,996
Materials	0	5,026	0	5,026
Telecommunication Services	0	111	0	111
Utilities	0	894	0	894
Indonesia
Consumer Discretionary	0	1,683	0	1,683
Consumer Staples	0	1,017	0	1,017
Energy	57	71	0	128
Financials	0	3,925	0	3,925
Industrials	0	303	0	303
Materials	0	665	0	665
Telecommunication Services	0	5,202	0	5,202
Utilities	0	1,763	0	1,763
Mexico
Consumer Discretionary	269	0	0	269
Consumer Staples	6,901	0	0	6,901
Financials	3,723	0	0	3,723
Industrials	1,049	0	0	1,049
Materials	4,193	700	0	4,893
Telecommunication Services	12,763	0	0	12,763
Peru
Materials	773	0	0	773
Poland
Energy	0	6,471	0	6,471
Financials	0	5,583	0	5,583
Industrials	0	142	0	142
Information Technology	0	987	0	987
Materials	0	3,742	0	3,742
Telecommunication Services	0	2,099	0	2,099
Utilities	0	6,883	0	6,883
Russia
Consumer Staples	0	1,457	0	1,457
Energy	31,192	61,420	0	92,612
Financials	1,066	3,215	0	4,281
Industrials	0	2,861	0	2,861
Information Technology	111	0	0	111
Materials	4,442	9,673	0	14,115
Telecommunication Services	1,994	10,934	0	12,928
Utilities	0	2,241	0	2,241
South Africa
Consumer Discretionary	0	3,581	0	3,581
Consumer Staples	0	418	0	418
Energy	0	12,865	0	12,865
Financials	2,526	24,699	0	27,225
Health Care	0	239	0	239
Industrials	988	3,740	0	4,728
Materials	21,004	17,557	0	38,561
Telecommunication Services	0	16,488	0	16,488
South Korea
Consumer Discretionary	0	21,607	0	21,607
Consumer Staples	0	2,080	0	2,080
Energy	0	8,492	0	8,492
Financials	0	29,797	0	29,797
Industrials	0	8,264	0	8,264
Information Technology	0	31,216	0	31,216
Materials	0	7,769	0	7,769
Telecommunication Services	11,448	5,376	0	16,824
Utilities	0	3,300	0	3,300
Taiwan
Consumer Discretionary	0	1,714	0	1,714
Consumer Staples	0	1,784	0	1,784
Financials	224	5,393	0	5,617
Industrials	0	1,038	0	1,038
Information Technology	18,906	24,925	0	43,831
Materials	0	3,244	0	3,244
Telecommunication Services	0	9,016	0	9,016
Thailand
Consumer Staples	0	525	0	525
Energy	0	13,961	0	13,961
Financials	0	11,374	0	11,374
Industrials	0	126	0	126
Materials	0	1,294	0	1,294
Telecommunication Services	0	668	0	668
Preferred Stocks
Brazil
Consumer Staples	3,710	0	0	3,710
Financials	1,355	0	0	1,355
Materials	25,214	0	0	25,214
Telecommunication Services	868	0	0	868
Utilities	10,893	0	0	10,893
Russia
Energy	0	4,195	0	4,195
Real Estate Investment Trusts
South Africa
Financials	0	337	0	337
Rights
Brazil
Materials	4	0	0	4

Total Investments	$292,414	$652,238	$0	$944,652

Financial Derivative Instruments - Assets
Over the counter	$0	$511	$0	$511

Totals	$292,414	$652,749	$0	$945,163

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Fundamental Emerging Markets Fund	2,379,555	20,012
PIMCO RAE Fundamental International Fund	9,635,597	82,577
PIMCO RAE Fundamental U.S. Fund	13,759,508	131,679

Total Mutual Funds (Cost $241,413)		234,268

Total Investments in Affiliates (Cost $241,413)		234,268

Total Investments 99.9% (Cost $241,413)		$234,268
Other Assets and Liabilities, net 0.1%		162

Net Assets 100.0%		$234,430

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Mutual Funds
United States	$234,268	$0	$0	$234,268

Totals	$234,268	$0	$0	$234,268

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global ex-US Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Fundamental Emerging Markets Fund	1,438,588	12,099
PIMCO RAE Fundamental International Fund	5,826,513	49,933

Total Mutual Funds (Cost $71,763)		62,032

Total Investments in Affiliates (Cost $71,763)		62,032

Total Investments 99.9% (Cost $71,763)		$62,032
Other Assets and Liabilities, net 0.1%		40

Net Assets 100.0%		$62,072

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Mutual Funds
United States	$62,032	$0	$0	$62,032

Totals	$62,032	$0	$0	$62,032

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental International Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.8%
COMMON STOCKS 97.3%
AUSTRALIA 9.3%
CONSUMER DISCRETIONARY 0.3%
Fairfax Media Ltd.	146,110	$96
Myer Holdings Ltd.	108,431	98
Star Entertainment Grp Ltd.	27,322	119
Tabcorp Holdings Ltd.	67,785	222
Tatts Group Ltd.	65,533	190

		725

CONSUMER STAPLES 0.9%
Coca-Cola Amatil Ltd.	25,156	170
Metcash Ltd.	166,829	222
Wesfarmers Ltd.	26,272	834
Woolworths Ltd.	40,355	683

		1,909

ENERGY 0.4%
Caltex Australia Ltd.	1,156	30
Santos Ltd.	110,052	341
Woodside Petroleum Ltd.	22,594	452
WorleyParsons Ltd.	23,431	97

		920

FINANCIALS 4.0%
AMP Ltd.	148,259	657
Australia & New Zealand Banking Group Ltd.	81,687	1,464
Bank of Queensland Ltd.	2,152	20
Bendigo & Adelaide Bank Ltd.	9,444	64
Commonwealth Bank of Australia	24,162	1,385
Insurance Australia Group Ltd.	30,472	130
Lend Lease Group	3,164	34
Macquarie Group Ltd.	5,435	275
National Australia Bank Ltd.	64,564	1,297
QBE Insurance Group Ltd.	43,569	364
Suncorp Group Ltd.	80,787	737
Westpac Banking Corp.	79,056	1,836

		8,263

HEALTH CARE 0.3%
CSL Ltd.	4,833	376
Primary Health Care Ltd.	75,065	215
Ramsay Health Care Ltd.	398	19
Sonic Healthcare Ltd.	7,148	102

		712

INDUSTRIALS 0.6%
Asciano Ltd.	23,416	161
Aurizon Holdings Ltd.	6,452	19
Brambles Ltd.	4,605	43
CIMIC Group Ltd.	7,972	212
Cleanaway Waste Management Ltd.	115,495	68
Downer EDI Ltd.	55,435	163
Qantas Airways Ltd.	137,477	429
Transurban Group	6,640	58

		1,153

MATERIALS 2.3%
Amcor Ltd.	9,288	102
BHP Billiton Ltd.	150,944	1,950
BHP Billiton PLC	88,551	992
BlueScope Steel Ltd.	17,685	84
Boral Ltd.	27,006	128
CSR Ltd.	74,165	187
Fortescue Metals Group Ltd.	176,626	343
Iluka Resources Ltd.	18,221	91
Incitec Pivot Ltd.	62,868	153

Newcrest Mining Ltd.	14,436	187
Orica Ltd.	30,848	363
OZ Minerals Ltd.	47,959	184

		4,764

TELECOMMUNICATION SERVICES 0.3%
Telstra Corp. Ltd.	131,926	539

UTILITIES 0.2%
AGL Energy Ltd.	7,773	109
DUET Group	37,705	66
Origin Energy Ltd.	53,638	209

		384

Total Australia		19,369

AUSTRIA 0.7%
ENERGY 0.2%
OMV AG	15,686	440

FINANCIALS 0.4%
Erste Group Bank AG (a)	16,622	467
Raiffeisen Bank International AG	18,391	278

		745

INDUSTRIALS 0.0%
Wienerberger AG	3,650	70

MATERIALS 0.1%
voestalpine AG	4,497	150

UTILITIES 0.0%
Verbund AG	4,789	61

Total Austria		1,466

BELGIUM 1.0%
CONSUMER DISCRETIONARY 0.0%
Telenet Group Holding NV (a)	606	31

CONSUMER STAPLES 0.6%
Anheuser-Busch InBev NV	5,219	648
Delhaize Group	5,498	573

		1,221

FINANCIALS 0.2%
Ageas	10,768	426
KBC Groep NV	1,531	79

		505

MATERIALS 0.1%
Solvay S.A.	647	65
Umicore S.A.	1,084	54

		119

TELECOMMUNICATION SERVICES 0.1%
Proximus S.A.	7,953	271

Total Belgium		2,147

CANADA 9.6%
CONSUMER DISCRETIONARY 0.3%
Canadian Tire Corp. Ltd. ‘A’	1,210	126
Magna International, Inc.	5,581	240
Quebecor, Inc. ‘B’	6,356	167
Shaw Communications, Inc. ‘B’	2,784	53

		586

CONSUMER STAPLES 0.2%
George Weston Ltd.	3,013	270

Loblaw Cos. Ltd.	1,352	76
Metro, Inc.	1,857	64

		410

ENERGY 2.4%
Baytex Energy Corp.	88,241	349
Bonavista Energy Corp.	62,504	126
Canadian Natural Resources Ltd.	15,101	408
Cenovus Energy, Inc.	40,407	526
Crescent Point Energy Corp.	20,493	284
Enbridge, Inc.	545	21
Encana Corp.	35,127	214
Enerplus Corp.	39,620	156
Husky Energy, Inc.	29,054	362
MEG Energy Corp. (a)	29,189	147
Pengrowth Energy Corp.	87,876	115
Penn West Petroleum Ltd.	114,376	106
Precision Drilling Corp.	47,594	199
ShawCor Ltd.	3,629	79
Suncor Energy, Inc.	57,606	1,604
TransCanada Corp.	7,429	292

		4,988

FINANCIALS 3.7%
Bank of Montreal	14,912	905
Bank of Nova Scotia	21,212	1,037
Brookfield Asset Management, Inc. ‘A’	10,641	370
Canadian Imperial Bank of Commerce (b)	10,791	806
Great-West Lifeco, Inc. (b)	8,643	238
IGM Financial, Inc.	4,979	150
Intact Financial Corp.	1,402	98
Manulife Financial Corp.	45,831	649
National Bank of Canada	9,948	325
Onex Corp.	3,252	198
Power Corp. of Canada	18,379	424
Power Financial Corp.	4,592	115
Royal Bank of Canada	17,401	1,003
Sun Life Financial, Inc.	16,143	521
Toronto-Dominion Bank	22,528	972

		7,811

INDUSTRIALS 0.6%
Air Canada (a)	42,472	293
Bombardier, Inc. ‘B’ (a)	185,423	188
Canadian National Railway Co.	8,474	530
Canadian Pacific Railway Ltd.	727	96
Finning International, Inc.	9,379	138

		1,245

INFORMATION TECHNOLOGY 0.0%
CGI Group, Inc. ‘A’ (a)	1,702	81

MATERIALS 1.4%
Agrium, Inc.	2,638	233
Barrick Gold Corp.	46,305	629
Goldcorp, Inc.	4,893	80
IAMGOLD Corp. (a)	68,385	151
Kinross Gold Corp. (a)	93,836	319
Potash Corp. of Saskatchewan, Inc.	16,696	284
Teck Resources Ltd. ‘B’	100,747	764
Yamana Gold, Inc.	138,197	420

		2,880

TELECOMMUNICATION SERVICES 0.7%
BCE, Inc.	6,052	276
Manitoba Telecom Services, Inc.	8,944	222
Rogers Communications, Inc. ‘B’	16,556	663
TELUS Corp.	6,504	212

		1,373

UTILITIES 0.3%
Atco Ltd. ‘I’	4,095	124
Capital Power Corp.	6,262	87
Fortis, Inc.	2,829	89

TransAlta Corp.	54,049	251

		551

Total Canada		19,925

CHILE 0.0%
MATERIALS 0.0%
Antofagasta PLC	10,475	70

Total Chile		70

CHINA 0.0%
CONSUMER DISCRETIONARY 0.0%
Belle International Holdings Ltd.	84,000	49

Total China		49

COLOMBIA 0.0%
ENERGY 0.0%
Pacific Exploration and Production Corp. (a)	79,200	51

Total Colombia		51

DENMARK 1.4%
CONSUMER DISCRETIONARY 0.0%
Pandora A/S	242	31

CONSUMER STAPLES 0.2%
Carlsberg A/S ‘B’	3,479	331

ENERGY 0.0%
Vestas Wind Systems A/S	450	32

FINANCIALS 0.1%
Danske Bank A/S	8,056	227
Sydbank A/S	2,404	69

		296

HEALTH CARE 0.5%
Novo Nordisk A/S ‘B’	17,832	966

INDUSTRIALS 0.5%
AP Moeller - Maersk A/S ‘B’	473	620
FLSmidth & Co. A/S	2,429	102
ISS A/S	8,557	343

		1,065

TELECOMMUNICATION SERVICES 0.1%
TDC A/S	54,653	267

Total Denmark		2,988

FINLAND 0.6%
CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat OYJ	828	29

CONSUMER STAPLES 0.1%
Kesko OYJ ‘B’	2,682	118

ENERGY 0.1%
Neste OYJ	2,890	95

HEALTH CARE 0.0%
Orion OYJ ‘B’	1,075	35

INDUSTRIALS 0.0%
Metso OYJ	2,550	61

YIT OYJ	5,301	30

		91

INFORMATION TECHNOLOGY 0.1%
Nokia OYJ	10,206	61
Tieto OYJ	3,471	90

		151

MATERIALS 0.2%
Stora Enso OYJ ‘R’	28,451	254
UPM-Kymmene OYJ	13,127	238

		492

TELECOMMUNICATION SERVICES 0.0%
Elisa OYJ	1,681	65

UTILITIES 0.1%
Fortum OYJ	12,400	188

Total Finland		1,264

FRANCE 12.0%
CONSUMER DISCRETIONARY 1.5%
Accor S.A.	2,249	95
Christian Dior SE	822	149
Cie Generale des Etablissements Michelin	4,348	444
Kering	635	113
Lagardere S.C.A.	6,624	176
LVMH Moet Hennessy Louis Vuitton SE	2,660	455
Peugeot S.A. (a)	9,652	165
Publicis Groupe S.A.	1,753	123
Renault S.A.	4,299	427
Valeo S.A.	855	133
Vivendi S.A.	41,238	864

		3,144

CONSUMER STAPLES 0.8%
Carrefour S.A.	15,145	416
Casino Guichard Perrachon S.A.	6,369	364
Danone S.A.	4,969	353
L’Oreal S.A.	1,447	259
Pernod-Ricard S.A.	997	111
Rallye S.A.	2,140	37

		1,540

ENERGY 1.6%
CGG S.A. (a)	58,169	44
Technip S.A.	3,383	188
Total S.A.	68,173	3,102
Vallourec S.A.	4,018	26

		3,360

FINANCIALS 2.3%
Amundi S.A. (a)	714	34
AXA S.A.	46,978	1,102
BNP Paribas S.A.	39,454	1,982
CNP Assurances	9,189	143
Credit Agricole S.A.	30,476	329
Eurazeo S.A.	705	48
Natixis S.A.	17,330	85
SCOR SE	5,259	185
Societe Generale S.A.	21,929	810
Wendel S.A.	1,045	114

		4,832

HEALTH CARE 0.7%
Essilor International S.A.	1,277	157
Sanofi	15,690	1,262

		1,419

INDUSTRIALS 2.2%
Air France-KLM (a)	78,743	748
Airbus Group SE	5,493	364
Alstom S.A.	5,024	128

Bouygues S.A.	10,888	443
Cie de Saint-Gobain	12,985	570
Eiffage S.A.	5,251	403
Rexel S.A.	25,485	363
Safran S.A.	1,708	119
Schneider Electric SE	4,507	284
Teleperformance S.E.	998	88
Thales S.A.	840	74
Vinci S.A.	11,759	873

		4,457

INFORMATION TECHNOLOGY 0.3%
Atos SE	2,435	198
Cap Gemini S.A.	1,408	132
Dassault Systemes	371	29
Neopost S.A.	7,045	148
UBISOFT Entertainment (a)	4,438	139

		646

MATERIALS 0.2%
Air Liquide S.A.	2,806	315
Arkema S.A.	1,762	132

		447

TELECOMMUNICATION SERVICES 1.2%
Orange S.A.	142,824	2,494

UTILITIES 1.2%
Electricite de France S.A.	26,729	299
Engie S.A.	94,023	1,457
Suez Environnement Co.	15,546	285
Veolia Environnement S.A.	21,147	509

		2,550

Total France		24,889

GERMANY 9.8%
CONSUMER DISCRETIONARY 1.4%
adidas AG	3,463	405
Bayerische Motoren Werke AG	6,994	642
Continental AG	1,441	327
Daimler AG	15,642	1,197
ProSiebenSat.1 Media SE	4,739	243

		2,814

CONSUMER STAPLES 0.3%
Beiersdorf AG	227	20
METRO AG	17,705	548
Suedzucker AG	7,886	139

		707

FINANCIALS 1.5%
Commerzbank AG (a)	61,812	536
Deutsche Bank AG	59,906	1,017
Deutsche Boerse AG	2,509	214
Hannover Rueck SE	2,155	250
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,080	1,031
Talanx AG (a)	2,986	102

		3,150

HEALTH CARE 1.0%
Bayer AG	8,528	999
Fresenius Medical Care AG & Co. KGaA	2,606	230
Fresenius SE & Co. KGaA	5,118	373
Merck KGaA	1,153	96
Rhoen Klinikum AG	5,548	173
STADA Arzneimittel AG	2,600	103

		1,974

INDUSTRIALS 2.0%
Bilfinger SE	5,399	227
Brenntag AG	2,247	128
Deutsche Lufthansa AG (a)	69,641	1,124
Deutsche Post AG	26,097	724
Fraport AG Frankfurt Airport Services Worldwide	1,543	94

GEA Group AG	1,600	78
HOCHTIEF AG	3,742	457
OSRAM Licht AG	2,427	125
Rheinmetall AG	3,202	255
Siemens AG	9,326	986

		4,198

INFORMATION TECHNOLOGY 0.4%
Infineon Technologies AG	4,896	69
SAP SE	9,165	738

		807

MATERIALS 1.4%
Aurubis AG	2,910	144
BASF SE	14,503	1,090
Evonik Industries AG	4,509	135
HeidelbergCement AG	4,878	417
K+S AG	13,301	310
LANXESS AG	4,250	204
Linde AG	1,930	280
Salzgitter AG	7,173	203
Symrise AG	1,792	120
ThyssenKrupp AG	3,607	75

		2,978

TELECOMMUNICATION SERVICES 0.8%
Deutsche Telekom AG	91,538	1,641
Freenet AG	3,704	111

		1,752

UTILITIES 1.0%
E.ON SE	96,659	924
RWE AG	86,315	1,111

		2,035

Total Germany		20,415

HONG KONG 1.6%
CONSUMER DISCRETIONARY 0.1%
Esprit Holdings Ltd.	83,014	77
Li & Fung Ltd.	52,000	31
SJM Holdings Ltd.	88,000	63
Yue Yuen Industrial Holdings Ltd.	12,000	41

		212

FINANCIALS 1.1%
AIA Group Ltd.	96,600	549
Bank of East Asia Ltd.	17,600	66
First Pacific Co. Ltd.	36,000	27
Hang Lung Group Ltd.	9,000	26
Hang Seng Bank Ltd.	10,500	186
Henderson Land Development Co. Ltd.	10,400	64
Hong Kong Exchanges and Clearing Ltd.	8,600	207
Hongkong Land Holdings Ltd.	18,200	109
Hysan Development Co. Ltd.	14,000	60
Kerry Properties Ltd.	32,000	88
New World Development Co. Ltd.	189,000	180
Shimao Property Holdings Ltd.	56,000	83
Sun Hung Kai Properties Ltd.	16,000	195
Swire Pacific Ltd. ‘A’	18,500	200
Swire Properties Ltd.	12,800	35
Wharf Holdings Ltd.	25,000	137
Wheelock & Co. Ltd.	15,000	67

		2,279

INDUSTRIALS 0.2%
Cathay Pacific Airways Ltd.	61,000	106
CK Hutchison Holdings Ltd.	11,543	150
Jardine Matheson Holdings Ltd.	1,400	80
MTR Corp. Ltd.	22,500	111
Noble Group Ltd.	105,600	34

		481

TELECOMMUNICATION SERVICES 0.1%
PCCW Ltd.	121,000	78

UTILITIES 0.1%
CLP Holdings Ltd.	28,500	258

Total Hong Kong		3,308

IRELAND 0.9%
CONSUMER STAPLES 0.1%
Kerry Group PLC ‘A’	1,262	117

HEALTH CARE 0.4%
Medtronic PLC	7,634	573
Perrigo Co. PLC	566	72
Shire PLC	3,586	205

		850

INDUSTRIALS 0.1%
DCC PLC	600	53
Experian PLC	7,966	142

		195

MATERIALS 0.3%
CRH PLC	14,481	409
Smurfit Kappa Group PLC	10,240	263

		672

Total Ireland		1,834

ISRAEL 0.8%
FINANCIALS 0.2%
Bank Hapoalim BM	36,251	188
Bank Leumi Le-Israel BM (a)	60,510	218
Israel Discount Bank Ltd.‘A’ (a)	53,271	90

		496

HEALTH CARE 0.3%
Teva Pharmaceutical Industries Ltd. SP - ADR	11,413	611

INFORMATION TECHNOLOGY 0.0%
Check Point Software Technologies Ltd. (a)	248	21

MATERIALS 0.1%
Israel Chemicals Ltd.	22,501	98

TELECOMMUNICATION SERVICES 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	168,503	380

Total Israel		1,606

ITALY 3.1%
CONSUMER DISCRETIONARY 0.1%
Ferrari NV (a)	3,958	165
Luxottica Group SpA	447	25
Mediaset SpA	29,682	122

		312

ENERGY 1.0%
Eni SpA	130,819	1,976

FINANCIALS 0.7%
Assicurazioni Generali SpA	19,495	289
Banca Popolare dell’Emilia Romagna SC	5,781	27
Banca Popolare di Sondrio SCARL	16,580	58
Intesa Sanpaolo SpA	196,091	542
Poste Italiane SpA (a)	4,473	34
UniCredit SpA	104,041	375
Unione di Banche Italiane SpA	29,242	108

Unipol Gruppo Finanziario SpA	14,351	58

		1,491

INDUSTRIALS 0.0%
Prysmian SpA	3,500	79

MATERIALS 0.1%
Italcementi SpA	18,191	213

TELECOMMUNICATION SERVICES 0.3%
Telecom Italia SpA (a)	557,088	601

UTILITIES 0.9%
A2A SpA	100,720	131
Enel SpA	344,240	1,526
Hera SpA	10,621	32
Snam SpA	19,098	119

		1,808

Total Italy		6,480

JAPAN 11.1%
CONSUMER DISCRETIONARY 1.2%
Aisin Seiki Co. Ltd.	1,100	41
Aoyama Trading Co. Ltd.	1,000	38
Daihatsu Motor Co. Ltd.	10,500	148
Fuji Heavy Industries Ltd.	600	21
Fuji Media Holdings, Inc.	2,500	27
Honda Motor Co. Ltd.	16,100	440
Isetan Mitsukoshi Holdings Ltd.	3,600	42
Nikon Corp.	7,900	121
Nissan Motor Co. Ltd.	37,200	344
Nitori Holdings Co. Ltd.	400	37
Oriental Land Co. Ltd.	1,100	78
Panasonic Corp.	11,700	106
Sankyo Co. Ltd.	700	26
Skylark Co. Ltd.	4,400	58
Sony Corp.	20,600	530
Sumitomo Rubber Industries Ltd.	7,900	122
Takashimaya Co. Ltd.	4,000	34
Toyota Motor Corp.	4,935	262
Yamada Denki Co. Ltd.	10,500	50
Yamaha Corp.	1,700	51

		2,576

CONSUMER STAPLES 1.1%
Aeon Co. Ltd.	38,947	563
Ajinomoto Co., Inc.	5,000	113
Japan Tobacco, Inc.	3,256	135
Kao Corp.	1,100	59
Kirin Holdings Co. Ltd.	30,600	429
MEIJI Holdings Co. Ltd.	3,000	241
Morinaga Milk Industry Co. Ltd.	13,000	69
NH Foods Ltd.	4,000	88
Nisshin Seifun Group, Inc.	4,200	67
Sapporo Holdings Ltd.	7,000	35
Seven & Holdings Co. Ltd.	1,500	64
Shiseido Co. Ltd.	4,900	109
UNY Group Holdings Co. Ltd.	28,000	197
Yamazaki Baking Co. Ltd.	9,000	189

		2,358

ENERGY 0.4%
Idemitsu Kosan Co. Ltd.	7,700	137
Inpex Corp.	29,500	223
JX Holdings, Inc.	100,200	386
Showa Shell Sekiyu KK	4,200	38

		784

FINANCIALS 1.6%
Aozora Bank Ltd.	17,000	59
Bank of Yokohama Ltd.	15,000	68
Dai-ichi Life Insurance Co. Ltd.	23,000	279
Daiwa House Industry Co. Ltd.	2,500	70
Fukuoka Financial Group, Inc.	26,000	85
Gunma Bank Ltd.	5,000	21
Hachijuni Bank Ltd.	10,000	43

Hokuhoku Financial Group, Inc.	42,000	55
Japan Post Bank Co. Ltd.	11,100	137
Japan Post Holdings Co. Ltd.	5,500	73
Mitsubishi UFJ Financial Group, Inc.	165,500	767
Mizuho Financial Group, Inc.	341,700	509
MS&AD Insurance Group Holdings, Inc.	2,900	81
Nishi-Nippon City Bank Ltd.	14,000	25
Resona Holdings, Inc.	42,800	153
Sompo Japan Nipponkoa Holdings, Inc.	2,100	59
Sony Financial Holdings, Inc.	2,300	29
Sumitomo Mitsui Financial Group, Inc.	21,700	659
T&D Holdings, Inc.	4,700	44
Tokio Marine Holdings, Inc.	2,200	74
Yamaguchi Financial Group, Inc.	8,000	73

		3,363

HEALTH CARE 0.7%
Daiichi Sankyo Co. Ltd.	17,116	380
Eisai Co. Ltd.	4,200	252
Hoya Corp.	2,300	87
Medipal Holdings Corp.	4,300	68
Otsuka Holdings Co. Ltd.	3,528	128
Shionogi & Co. Ltd.	2,100	99
Takeda Pharmaceutical Co. Ltd.	8,000	365

		1,379

INDUSTRIALS 1.6%
ANA Holdings, Inc.	22,000	62
Central Japan Railway Co.	600	106
Dai Nippon Printing Co. Ltd.	21,000	186
East Japan Railway Co.	2,000	173
FANUC Corp.	500	78
Furukawa Electric Co. Ltd.	15,000	32
Hitachi Construction Machinery Co. Ltd.	3,100	49
ITOCHU Corp.	26,300	323
Japan Airlines Co. Ltd.	8,700	319
Komatsu Ltd.	3,300	56
Marubeni Corp.	7,700	39
Mitsubishi Corp.	15,100	256
Mitsui & Co. Ltd.	37,300	429
Nippon Yusen KK	27,000	52
Sojitz Corp.	117,900	242
Sumitomo Corp.	34,700	344
Sumitomo Forestry Co. Ltd.	5,300	61
Sumitomo Heavy Industries Ltd.	11,000	45
Toppan Printing Co. Ltd.	21,000	176
Toshiba Corp.	60,000	117
Toyota Tsusho Corp.	2,800	63
West Japan Railway Co.	3,400	210

		3,418

INFORMATION TECHNOLOGY 1.4%
Canon, Inc.	20,350	607
DeNA Co. Ltd.	8,900	153
FUJIFILM Holdings Corp.	7,800	308
Fujitsu Ltd.	40,000	148
Hitachi Ltd.	58,000	272
Keyence Corp.	100	55
Konica Minolta, Inc.	14,800	126
Murata Manufacturing Co. Ltd.	900	109
NEC Corp.	92,000	231
Nintendo Co. Ltd.	700	100
Nippon Electric Glass Co. Ltd.	17,500	89
NTT Data Corp.	1,100	55
Ricoh Co. Ltd.	46,200	470
TDK Corp.	2,200	122

		2,845

MATERIALS 1.0%
Asahi Glass Co. Ltd.	63,000	345
Asahi Kasei Corp.	16,000	108
Denka Co. Ltd.	8,000	33
DIC Corp.	19,000	45
JFE Holdings, Inc.	2,600	35
Kaneka Corp.	6,000	51
Kobe Steel Ltd.	24,000	21
Mitsubishi Chemical Holdings Corp.	73,400	383
Mitsubishi Materials Corp.	16,000	45
Mitsui Chemicals, Inc.	32,000	107
Nippon Paper Industries Co. Ltd.	6,418	114
Nitto Denko Corp.	800	45

Oji Holdings Corp.	35,000	141
Showa Denko KK	43,000	44
Sumitomo Chemical Co. Ltd.	52,000	235
Teijin Ltd.	53,000	185
Toyo Seikan Group Holdings Ltd.	1,500	28
Ube Industries Ltd.	53,000	94

		2,059

TELECOMMUNICATION SERVICES 1.2%
KDDI Corp.	7,900	211
Nippon Telegraph & Telephone Corp.	39,200	1,693
NTT DOCOMO, Inc.	27,400	623

		2,527

UTILITIES 0.9%
Chubu Electric Power Co., Inc.	40,400	564
Electric Power Development Co. Ltd.	3,900	122
Hokkaido Electric Power Co., Inc. (a)	2,400	20
Hokuriku Electric Power Co.	9,588	136
Kansai Electric Power Co., Inc. (a)	36,300	321
Kyushu Electric Power Co., Inc. (a)	3,200	30
Osaka Gas Co. Ltd.	5,000	19
Shikoku Electric Power Co., Inc.	5,700	76
Tohoku Electric Power Co., Inc.	27,500	354
Tokyo Electric Power Co., Inc. (a)	28,500	157

		1,799

Total Japan		23,108

LUXEMBOURG 0.2%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	1,046	88
SES S.A.	1,913	56

		144

ENERGY 0.0%
Tenaris S.A.	3,025	38

MATERIALS 0.1%
ArcelorMittal	49,387	223

Total Luxembourg		405

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Sands China Ltd.	5,600	23
Wynn Macau Ltd. (a)	24,000	37

		60

Total Macau		60

NETHERLANDS 4.9%
CONSUMER DISCRETIONARY 0.1%
Wolters Kluwer NV	3,370	134

CONSUMER STAPLES 0.6%
Heineken Holding NV	3,255	254
Heineken NV	2,533	229
Koninklijke Ahold NV	36,150	812

		1,295

ENERGY 2.4%
Fugro NV	11,442	220
Royal Dutch Shell PLC ‘A’	198,925	4,820

		5,040

FINANCIALS 0.9%
ABN AMRO Group NV (a)	3,020	62
Aegon NV	42,071	231
Delta Lloyd NV	9,778	45
ING Groep NV - Dutch Certificate	104,194	1,247

NN Group NV	5,926	194

		1,779

INDUSTRIALS 0.4%
Koninklijke BAM Groep NV (a)	8,076	38
Koninklijke Philips NV	14,388	410
PostNL NV (a)	49,558	201
Randstad Holding NV	1,030	57
TNT Express NV	2,541	23

		729

INFORMATION TECHNOLOGY 0.0%
NXP Semiconductor NV (a)	361	29

MATERIALS 0.2%
Akzo Nobel NV	3,594	245
Koninklijke DSM NV	2,250	124

		369

TELECOMMUNICATION SERVICES 0.3%
Koninklijke KPN NV	122,952	515
VimpelCom Ltd. SP - ADR	42,127	179
		694

Total Netherlands		10,069

NEW ZEALAND 0.2%
MATERIALS 0.1%
Fletcher Building Ltd.	21,047	115

TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	112,691	284

Total New Zealand		399

NORWAY 1.3%
CONSUMER STAPLES 0.1%
Marine Harvest ASA	4,600	71
Orkla ASA	12,893	117

		188

ENERGY 0.9%
Petroleum Geo-Services ASA	12,440	34
Statoil ASA	109,601	1,712
TGS Nopec Geophysical Co. ASA	3,523	54

		1,800

FINANCIALS 0.1%
DNB ASA	16,173	191
Gjensidige Forsikring ASA	3,759	64

		255

MATERIALS 0.1%
Norsk Hydro ASA	7,560	31
Yara International ASA	5,384	202

		233

TELECOMMUNICATION SERVICES 0.1%
Telenor ASA	12,985	210

Total Norway		2,686

PORTUGAL 0.2%
FINANCIALS 0.0%
Banco Espirito Santo S.A.	59,573	1

TELECOMMUNICATION SERVICES 0.0%
Pharol SGPS S.A. (a)	110,951	17

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	126,228	448

Total Portugal		466

SINGAPORE 1.1%
CONSUMER DISCRETIONARY 0.1%
Jardine Cycle & Carriage Ltd.	4,200	125
Singapore Press Holdings Ltd.	30,100	89

		214

FINANCIALS 0.4%
CapitaLand Ltd.	43,400	99
DBS Group Holdings Ltd.	29,610	337
Oversea-Chinese Banking Corp. Ltd.	24,500	160
United Overseas Bank Ltd.	15,800	221
UOL Group Ltd.	6,900	31

		848

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	35,600	77
Hutchison Port Holdings Trust	140,000	70
Keppel Corp. Ltd.	48,500	210
Sembcorp Industries Ltd.	16,700	38
Singapore Airlines Ltd.	33,667	285

		680

INFORMATION TECHNOLOGY 0.1%
Broadcom Ltd.	946	146

TELECOMMUNICATION SERVICES 0.2%
Singapore Telecommunications Ltd.	97,400	276

Total Singapore		2,164

SOUTH AFRICA 0.1%
FINANCIALS 0.0%
Investec PLC	12,968	95

MATERIALS 0.1%
Mondi PLC	6,306	121

Total South Africa		216

SPAIN 3.4%
CONSUMER DISCRETIONARY 0.2%
Inditex S.A.	8,651	290
Promotora de Informaciones S.A. ‘A’ (a)	5,384	35

		325

CONSUMER STAPLES 0.0%
Distribuidora Internacional de Alimentacion S.A.	9,796	51

ENERGY 0.1%
Repsol S.A.	23,103	260

FINANCIALS 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	88,969	588
Banco de Sabadell S.A.	29,888	54
Banco Santander S.A.	437,187	1,920
CaixaBank S.A.	21,820	64
Mapfre S.A.	78,664	169

		2,795

INDUSTRIALS 0.4%
Abertis Infraestructuras S.A.	1,775	29
Acciona S.A.	2,454	190
ACS Actividades de Construccion y Servicios S.A.	5,268	157
Ferrovial S.A.	9,551	205

Fomento de Construcciones y Contratas S.A.	25,740	222

		803

INFORMATION TECHNOLOGY 0.1%
Amadeus IT Holding S.A. ‘A’	1,396	60
Indra Sistemas S.A. (a)	6,256	72

		132

TELECOMMUNICATION SERVICES 0.8%
Telefonica S.A.	143,933	1,608

UTILITIES 0.5%
Endesa S.A.	23,542	451
Gas Natural SDG S.A.	6,249	126
Iberdrola S.A.	68,275	455

		1,032

Total Spain		7,006

SWEDEN 2.4%
CONSUMER DISCRETIONARY 0.2%
Autoliv, Inc.	475	56
Electrolux AB ‘B’	5,544	146
Hennes & Mauritz AB ‘B’	7,332	244

		446

CONSUMER STAPLES 0.2%
Svenska Cellulosa AB S.C.A. ‘B’	8,146	254
Swedish Match AB	4,555	154

		408

FINANCIALS 0.6%
Nordea Bank AB	48,282	463
Ratos AB ‘B’	15,378	99
Skandinaviska Enskilda Banken AB	20,600	196
Svenska Handelsbanken AB ‘A’	15,798	200
Swedbank AB ‘A’	12,411	267

		1,225

HEALTH CARE 0.0%
Getinge AB ‘B’	1,336	31
Meda AB ‘A’	1,128	21

		52

INDUSTRIALS 0.7%
Assa Abloy AB ‘B’	4,746	93
Atlas Copco AB ‘A’	8,975	225
NCC AB ‘B’	2,591	94
Sandvik AB	23,579	244
Securitas AB ‘B’	9,344	155
Skanska AB ‘B’	4,758	109
SKF AB ‘B’	6,787	122
Volvo AB ‘B’	38,960	427

		1,469

INFORMATION TECHNOLOGY 0.2%
Telefonaktiebolaget LM Ericsson ‘B’	44,664	447

MATERIALS 0.1%
Boliden AB	10,495	167
SSAB AB ‘A’ (a)	11,638	42

		209

TELECOMMUNICATION SERVICES 0.4%
Tele2 AB ‘B’	39,982	370

TeliaSonera AB	65,321	339

		709

Total Sweden		4,965

SWITZERLAND 5.0%
CONSUMER DISCRETIONARY 0.0%
Cie Financiere Richemont S.A.	1,029	68

CONSUMER STAPLES 0.6%
Coca-Cola HBC AG	1,283	27
Nestle S.A.	16,631	1,241

		1,268

ENERGY 0.3%
Transocean Ltd.	43,322	396
Weatherford International PLC (a)	35,025	273

		669

FINANCIALS 1.3%
Allied World Assurance Co. Holdings AG	3,127	109
Baloise Holding AG	1,054	134
Credit Suisse Group AG	20,920	295
Helvetia Holding AG	158	90
Swiss Life Holding AG	919	244
Swiss Re AG	11,312	1,045
Zurich Insurance Group AG	3,312	768

		2,685

HEALTH CARE 1.5%
Actelion Ltd.	145	22
Novartis AG	21,865	1,582
Roche Holding AG	6,439	1,581

		3,185

INDUSTRIALS 0.4%
ABB Ltd.	15,007	292
Adecco S.A.	899	58
Schindler Holding AG	1,235	228
Wolseley PLC	2,918	165

		743

INFORMATION TECHNOLOGY 0.2%
STMicroelectronics NV	13,727	76
TE Connectivity Ltd.	3,264	202

		278

MATERIALS 0.7%
Clariant AG	2,656	48
Givaudan S.A.	49	96
Glencore PLC	303,595	683
LafargeHolcim Ltd.	1,191	56
Syngenta AG	1,184	491

		1,374

TELECOMMUNICATION SERVICES 0.0%
Swisscom AG	103	56

Total Switzerland		10,326

UNITED KINGDOM 16.2%
CONSUMER DISCRETIONARY 1.6%
Barratt Developments PLC	3,295	27
Burberry Group PLC	3,068	60
Compass Group PLC	21,239	374
Fiat Chrysler Automobiles NV	64,933	523
Greene King PLC	2,953	37
Home Retail Group PLC	108,851	259
Inchcape PLC	4,252	44
Informa PLC	3,244	32
InterContinental Hotels Group PLC	2,976	123
ITV PLC	34,245	118
Kingfisher PLC	50,658	273

Marks & Spencer Group PLC	42,630	248
Next PLC	1,241	96
Pearson PLC	10,108	127
RELX NV	7,379	129
RELX PLC	5,014	93
Sky PLC	10,425	153
Thomas Cook Group PLC (a)	117,112	156
WPP PLC	20,174	470

		3,342

CONSUMER STAPLES 3.0%
Associated British Foods PLC	1,561	75
British American Tobacco PLC	23,666	1,384
Diageo PLC	20,401	550
Imperial Brands PLC	16,374	907
J Sainsbury PLC	71,894	285
Reckitt Benckiser Group PLC	5,280	509
SABMiller PLC	7,113	434
Tesco PLC	179,932	494
Unilever NV - Dutch Certificate	13,926	626
Unilever PLC	7,013	316
WM Morrison Supermarkets PLC	237,891	678

		6,258

ENERGY 1.6%
BP PLC	570,234	2,853
John Wood Group PLC	2,276	20
Petrofac Ltd.	8,313	110
Subsea 7 S.A.	13,255	100
Tullow Oil PLC (a)	54,114	152

		3,235

FINANCIALS 4.1%
3i Group PLC	4,182	27
Aberdeen Asset Management PLC	12,515	50
Admiral Group PLC	1,231	35
Aviva PLC	54,818	358
Barclays PLC	396,816	852
CYBG PLC (a)	1	0
Direct Line Insurance Group PLC	39,358	209
HSBC Holdings PLC	597,637	3,717
ICAP PLC	24,723	168
IG Group Holdings PLC	2,578	30
Intermediate Capital Group PLC	10,343	92
Lancashire Holdings Ltd.	12,208	96
Legal & General Group PLC	35,576	120
Lloyds Banking Group PLC	1,008,419	982
Man Group PLC	131,720	288
Old Mutual PLC	242,330	669
Prudential PLC	5,146	96
Royal Bank of Scotland Group PLC (a)	51,958	166
RSA Insurance Group PLC	12,701	86
Standard Chartered PLC	60,688	410
Standard Life PLC	17,206	88

		8,539

HEALTH CARE 1.2%
AstraZeneca PLC	21,316	1,190
GlaxoSmithKline PLC	59,358	1,202
Smith & Nephew PLC	5,711	94

		2,486

INDUSTRIALS 1.2%
AA PLC	5,926	22
Aggreko PLC	2,478	38
BAE Systems PLC	83,613	610
Balfour Beatty PLC (a)	7,635	28
Bunzl PLC	1,963	57
Carillion PLC	5,103	22
CNH Industrial NV	52,637	357
Firstgroup PLC (a)	70,719	98
G4S PLC	17,757	48
International Consolidated Airlines Group S.A.	41,914	332
National Express Group PLC	14,508	72
QinetiQ Group PLC	13,681	45
Rentokil Initial PLC	44,234	112
Rolls-Royce Holdings PLC	18,474	181
Royal Mail PLC	51,352	354
Serco Group PLC (a)	20,488	30
Smiths Group PLC	3,876	60

Weir Group PLC	2,443	39

		2,505

INFORMATION TECHNOLOGY 0.1%
ARM Holdings PLC	7,722	113
Sage Group PLC	21,221	191

		304

MATERIALS 1.4%
Anglo American PLC	129,790	1,023
DS Smith PLC	8,140	48
KAZ Minerals PLC (a)	19,733	48
Rexam PLC	6,452	59
Rio Tinto Ltd.	19,949	649
Rio Tinto PLC	36,223	1,015

		2,842

TELECOMMUNICATION SERVICES 1.2%
BT Group PLC	80,086	506
Inmarsat PLC	1,566	22
Vodafone Group PLC	621,905	1,976

		2,504

UTILITIES 0.8%
Centrica PLC	168,281	550
Drax Group PLC	13,748	54
National Grid PLC	43,562	616
Severn Trent PLC	3,142	98
SSE PLC	10,995	235
United Utilities Group PLC	8,471	112

		1,665

Total United Kingdom		33,680

UNITED STATES 0.4%
CONSUMER DISCRETIONARY 0.2%
Carnival PLC	3,211	173
Thomson Reuters Corp.	4,918	199

		372

MATERIALS 0.1%
Domtar Corp.	7,201	291

TELECOMMUNICATION SERVICES 0.1%
Cable & Wireless Communications PLC	88,081	97

Total United States		760

Total Common Stocks (Cost $195,921)		202,171

PREFERRED STOCKS 0.7%
GERMANY 0.7%
CONSUMER DISCRETIONARY 0.6%
Porsche Automobil Holding SE	2,154	111
Volkswagen AG	8,837	1,122

		1,233

CONSUMER STAPLES 0.1%
Henkel AG & Co. KGaA	2,926	322

Total Preferred Stocks (Cost $1,643)		1,555

REAL ESTATE INVESTMENT TRUSTS 0.8%
AUSTRALIA 0.4%
FINANCIALS 0.4%
Dexus Property Group	18,776	114
GPT Group	10,602	40
Mirvac Group	58,086	86
Scentre Group	38,730	132
Stockland	76,985	252

Westfield Corp.	20,376	156

		780

Total Australia		780

CANADA 0.1%
FINANCIALS 0.1%
Cominar Real Estate Investment Trust	2,714	36
Dream Office Real Estate Investment Trust	2,376	38
RioCan Real Estate Investment Trust	2,147	44
Smart Real Estate Investment Trust	1,971	51

		169

Total Canada		169

FRANCE 0.1%
FINANCIALS 0.1%
Unibail-Rodamco SE	917	252

Total France		252

HONG KONG 0.1%
FINANCIALS 0.1%
Link REIT	24,500	145

Total Hong Kong		145

UNITED KINGDOM 0.1%
FINANCIALS 0.1%
Hammerson PLC	6,826	57
Land Securities Group PLC	4,852	76
Segro PLC	22,881	135

		268

Total United Kingdom		268

Total Real Estate Investment Trusts (Cost $1,524)		1,614

RIGHTS 0.0%
ITALY 0.0%
FINANCIALS 0.0%
Unipol Gruppo Finanziario SpA	8,246	0

Total Italy		0

NETHERLANDS 0.0%
FINANCIALS 0.0%
Delta Lloyd NV	9,778	14

Total Netherlands		14

Total Rights (Cost $15)		14

Total Investments in Securities (Cost $199,103)		205,354

Total Investments 98.8% (Cost $199,103)		$205,354
Other Assets and Liabilities, net 1.2%		2,504

Net Assets 100.0%		$207,858

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Canadian Imperial Bank of Commerce	06/30/2005 - 03/24/2016	$816	$806	0.39%
Great-West Lifeco, Inc.	12/18/2008 - 12/04/2015	231	238	0.11%

		$1,047	$1,044	0.50%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$725	$0	$725
Consumer Staples	0	1,909	0	1,909
Energy	0	920	0	920
Financials	0	8,263	0	8,263
Health Care	0	712	0	712
Industrials	0	1,153	0	1,153
Materials	0	4,764	0	4,764
Telecommunication Services	0	539	0	539
Utilities	0	384	0	384
Austria
Energy	0	440	0	440
Financials	0	745	0	745
Industrials	0	70	0	70
Materials	0	150	0	150
Utilities	0	61	0	61
Belgium
Consumer Discretionary	0	31	0	31
Consumer Staples	0	1,221	0	1,221
Financials	0	505	0	505
Materials	0	119	0	119
Telecommunication Services	0	271	0	271
Canada
Consumer Discretionary	586	0	0	586
Consumer Staples	410	0	0	410
Energy	4,988	0	0	4,988
Financials	7,811	0	0	7,811
Industrials	1,245	0	0	1,245
Information Technology	81	0	0	81
Materials	2,880	0	0	2,880
Telecommunication Services	1,373	0	0	1,373
Utilities	551	0	0	551
Chile
Materials	0	70	0	70
China
Consumer Discretionary	0	49	0	49
Colombia
Energy	51	0	0	51
Denmark
Consumer Discretionary	0	31	0	31
Consumer Staples	0	331	0	331
Energy	0	32	0	32
Financials	0	296	0	296
Health Care	0	966	0	966
Industrials	0	1,065	0	1,065
Telecommunication Services	0	267	0	267
Finland
Consumer Discretionary	0	29	0	29
Consumer Staples	0	118	0	118
Energy	0	95	0	95
Health Care	0	35	0	35
Industrials	0	91	0	91
Information Technology	0	151	0	151
Materials	0	492	0	492
Telecommunication Services	0	65	0	65
Utilities	0	188	0	188
France
Consumer Discretionary	0	3,144	0	3,144
Consumer Staples	0	1,540	0	1,540
Energy	44	3,316	0	3,360
Financials	0	4,832	0	4,832
Health Care	0	1,419	0	1,419
Industrials	0	4,457	0	4,457
Information Technology	0	646	0	646
Materials	0	447	0	447
Telecommunication Services	0	2,494	0	2,494
Utilities	0	2,550	0	2,550
Germany
Consumer Discretionary	0	2,814	0	2,814
Consumer Staples	0	707	0	707
Financials	0	3,150	0	3,150
Health Care	0	1,974	0	1,974
Industrials	0	4,198	0	4,198
Information Technology	0	807	0	807
Materials	0	2,978	0	2,978
Telecommunication Services	0	1,752	0	1,752
Utilities	0	2,035	0	2,035
Hong Kong
Consumer Discretionary	0	212	0	212
Financials	0	2,279	0	2,279
Industrials	0	481	0	481
Telecommunication Services	0	78	0	78
Utilities	0	258	0	258
Ireland
Consumer Staples	0	117	0	117
Health Care	645	205	0	850
Industrials	0	195	0	195
Materials	0	672	0	672
Israel
Financials	0	496	0	496
Health Care	611	0	0	611
Information Technology	21	0	0	21
Materials	0	98	0	98
Telecommunication Services	0	380	0	380
Italy
Consumer Discretionary	165	147	0	312
Energy	0	1,976	0	1,976
Financials	0	1,491	0	1,491
Industrials	0	79	0	79
Materials	213	0	0	213
Telecommunication Services	0	601	0	601
Utilities	0	1,808	0	1,808
Japan
Consumer Discretionary	0	2,576	0	2,576
Consumer Staples	0	2,358	0	2,358
Energy	0	784	0	784
Financials	0	3,363	0	3,363
Health Care	0	1,379	0	1,379
Industrials	0	3,418	0	3,418
Information Technology	0	2,845	0	2,845
Materials	0	2,059	0	2,059
Telecommunication Services	0	2,527	0	2,527
Utilities	0	1,799	0	1,799
Luxembourg
Consumer Discretionary	0	144	0	144
Energy	0	38	0	38
Materials	0	223	0	223
Macau
Consumer Discretionary	0	60	0	60
Netherlands
Consumer Discretionary	0	134	0	134
Consumer Staples	0	1,295	0	1,295
Energy	220	4,820	0	5,040
Financials	0	1,779	0	1,779
Industrials	0	729	0	729
Information Technology	29	0	0	29
Materials	0	369	0	369
Telecommunication Services	179	515	0	694
New Zealand
Materials	0	115	0	115
Telecommunication Services	0	284	0	284
Norway
Consumer Staples	0	188	0	188
Energy	0	1,800	0	1,800
Financials	0	255	0	255
Materials	0	233	0	233
Telecommunication Services	0	210	0	210
Portugal
Financials	0	0	1	1
Telecommunication Services	0	17	0	17
Utilities	0	448	0	448
Singapore
Consumer Discretionary	0	214	0	214
Financials	0	848	0	848
Industrials	0	680	0	680
Information Technology	146	0	0	146
Telecommunication Services	0	276	0	276
South Africa
Financials	0	95	0	95
Materials	0	121	0	121
Spain
Consumer Discretionary	0	325	0	325
Consumer Staples	0	51	0	51
Energy	0	260	0	260
Financials	0	2,795	0	2,795
Industrials	0	803	0	803
Information Technology	0	132	0	132
Telecommunication Services	0	1,608	0	1,608
Utilities	0	1,032	0	1,032
Sweden
Consumer Discretionary	56	390	0	446
Consumer Staples	0	408	0	408
Financials	0	1,225	0	1,225
Health Care	0	52	0	52
Industrials	0	1,469	0	1,469
Information Technology	0	447	0	447
Materials	0	209	0	209
Telecommunication Services	0	709	0	709
Switzerland
Consumer Discretionary	0	68	0	68
Consumer Staples	0	1,268	0	1,268
Energy	669	0	0	669
Financials	109	2,576	0	2,685
Health Care	0	3,185	0	3,185
Industrials	0	743	0	743
Information Technology	202	76	0	278
Materials	0	1,374	0	1,374
Telecommunication Services	0	56	0	56
United Kingdom
Consumer Discretionary	523	2,819	0	3,342
Consumer Staples	0	6,258	0	6,258
Energy	0	3,235	0	3,235
Financials	0	8,539	0	8,539
Health Care	0	2,486	0	2,486
Industrials	0	2,505	0	2,505
Information Technology	0	304	0	304
Materials	0	2,842	0	2,842
Telecommunication Services	0	2,504	0	2,504
Utilities	0	1,665	0	1,665
United States
Consumer Discretionary	199	173	0	372
Materials	291	0	0	291
Telecommunication Services	0	97	0	97
Preferred Stocks
Germany
Consumer Discretionary	0	1,233	0	1,233
Consumer Staples	0	322	0	322
Real Estate Investment Trusts
Australia
Financials	0	780	0	780
Canada
Financials	169	0	0	169
France
Financials	0	252	0	252
Hong Kong
Financials	0	145	0	145
United Kingdom
Financials	0	268	0	268
Rights
Netherlands
Financials	14	0	0	14

Total Investments	$24,481	$180,872	$1	$205,354

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%
COMMON STOCKS 98.4%
IRELAND 0.3%
FINANCIALS 0.0%
XL Group PLC	2,489	$92

INFORMATION TECHNOLOGY 0.3%
Accenture PLC ‘A’	14,905	1,720

Total Ireland		1,812

UNITED STATES 98.1%
CONSUMER DISCRETIONARY 15.6%
Aaron’s, Inc.	16,459	413
Abercrombie & Fitch Co. ‘A’	34,515	1,089
Advance Auto Parts, Inc.	351	56
Amazon.com, Inc. (a)	6,061	3,598
American Eagle Outfitters, Inc.	35,159	586
Apollo Education Group, Inc. (a)	26,379	217
Aramark	2,689	89
Ascena Retail Group, Inc. (a)	2,925	32
AutoNation, Inc. (a)	2,761	129
AutoZone, Inc. (a)	498	397
Barnes & Noble, Inc.	5,257	65
Bed Bath & Beyond, Inc. (a)	30,647	1,521
Best Buy Co., Inc.	23,327	757
Big Lots, Inc.	16,449	745
Bloomin’ Brands, Inc.	23,239	392
Bob Evans Farms, Inc.	5,858	274
Boyd Gaming Corp. (a)	3,956	82
Brinker International, Inc.	3,927	180
Burlington Stores, Inc. (a)	7,200	405
Cabela’s, Inc. (a)	1,679	82
Cablevision Systems Corp. ‘A’	27,450	906
Caesars Entertainment Corp. (a)	21,689	147
Carnival Corp.	18,998	1,003
Carter’s, Inc.	539	57
CBS Corp. ‘B’	13,862	764
Charter Communications, Inc. ‘A’ (a)	358	72
Chico’s FAS, Inc.	33,754	448
Cinemark Holdings, Inc.	7,658	274
Coach, Inc.	39,435	1,581
Comcast Corp. ‘A’	52,104	3,183
Cooper Tire & Rubber Co.	1,923	71
Cracker Barrel Old Country Store, Inc.	1,393	213
CST Brands, Inc.	2,399	92
Dana Holding Corp.	10,584	149
DeVry Education Group, Inc.	8,573	148
Dick’s Sporting Goods, Inc.	4,172	195
Dillard’s, Inc. ‘A’	7,269	617
Discovery Communications, Inc. ‘A’ (a)	7,825	224
Dollar General Corp.	5,645	483
Dollar Tree, Inc. (a)	6,548	540
Domino’s Pizza, Inc.	744	98
Expedia, Inc.	2,818	304
Express, Inc. (a)	4,410	94
Foot Locker, Inc.	2,538	164
Ford Motor Co.	26,212	354
Fossil Group, Inc. (a)	12,191	542
GameStop Corp. ‘A’	20,175	640
Gannett Co., Inc.	6,562	99
Gap, Inc.	42,682	1,255
General Motors Co.	3,194	100
Genesco, Inc. (a)	4,468	323
Genuine Parts Co.	2,058	204
GNC Holdings, Inc. ‘A’	9,232	293
Goodyear Tire & Rubber Co.	3,005	99
Graham Holdings Co. ‘B’	523	251
Guess?, Inc.	19,723	370
Hanesbrands, Inc.	3,183	90
Harley-Davidson, Inc.	2,013	103
Hasbro, Inc.	7,506	601

Hilton Worldwide Holdings, Inc.	3,434	77
Home Depot, Inc.	38,181	5,094
International Game Technology PLC	5,740	105
Interpublic Group of Cos., Inc.	34,680	796
JC Penney Co., Inc. (a)	21,468	237
Kohl’s Corp.	38,556	1,797
L Brands, Inc.	9,578	841
Las Vegas Sands Corp.	3,806	197
Leggett & Platt, Inc.	2,389	116
Liberty Interactive Corp. ‘A’ (a)	26,681	674
Liberty Media Corp. (a)	2,639	102
Lowe’s Cos., Inc.	41,420	3,138
Macy’s, Inc.	20,880	921
Marriott International, Inc. ‘A’	1,120	80
Mattel, Inc.	34,463	1,159
McDonald’s Corp.	33,895	4,260
MGM Resorts International (a)	4,907	105
Murphy USA, Inc. (a)	5,199	319
News Corp. ‘A’	7,912	101
NIKE, Inc. ‘B’	35,521	2,183
Nordstrom, Inc.	6,828	391
Norwegian Cruise Line Holdings Ltd. (a)	4,047	224
O’Reilly Automotive, Inc. (a)	3,265	894
Omnicom Group, Inc.	16,203	1,349
Outerwall, Inc.	7,030	260
Panera Bread Co. ‘A’ (a)	847	173
Pier 1 Imports, Inc.	18,367	129
Ralph Lauren Corp.	4,619	445
Regal Entertainment Group ‘A’	13,872	293
Rent-A-Center, Inc.	18,012	285
Ross Stores, Inc.	6,314	366
Royal Caribbean Cruises Ltd.	5,702	468
Safeway Casa Ley CVR	38,866	5
Safeway PDC LLC CVR	38,866	2
Sally Beauty Holdings, Inc. (a)	5,416	175
Scholastic Corp.	2,102	79
Sears Holdings Corp.	16,695	256
SeaWorld Entertainment, Inc.	27,660	583
Service Corp. International	1,838	45
Six Flags Entertainment Corp.	1,512	84
Staples, Inc.	87,964	970
Starbucks Corp.	16,153	964
Target Corp.	45,081	3,709
Tenneco, Inc. (a)	4,690	242
Time Warner Cable, Inc.	16,650	3,407
Time Warner, Inc.	38,108	2,765
Time, Inc.	23,144	357
TJX Cos., Inc.	6,889	540
Tractor Supply Co.	1,863	169
Tribune Media Co. ‘A’	10,205	391
Tupperware Brands Corp.	6,592	382
Urban Outfitters, Inc. (a)	8,430	279
VF Corp.	2,508	162
Viacom, Inc. ‘B’	38,894	1,606
Visteon Corp.	1,264	101
Walt Disney Co.	22,963	2,280
Weight Watchers International, Inc. (a)	31,340	455
Wendy’s Co.	14,267	155
Whirlpool Corp.	874	158
Williams-Sonoma, Inc.	1,201	66
Wyndham Worldwide Corp.	8,031	614
Wynn Resorts Ltd.	6,991	653
Yum! Brands, Inc.	6,004	491

		77,984

CONSUMER STAPLES 9.2%
Altria Group, Inc.	37,142	2,327
Archer-Daniels-Midland Co.	2,854	104
Avon Products, Inc.	124,440	599
Bunge Ltd.	5,080	288
Campbell Soup Co.	1,120	71
Casey’s General Stores, Inc.	1,928	218
Clorox Co.	518	65
Coca-Cola Co.	63,392	2,941
Coca-Cola Enterprises, Inc.	13,539	687
Colgate-Palmolive Co.	12,512	884
ConAgra Foods, Inc.	17,759	792
Costco Wholesale Corp.	6,489	1,023
CVS Health Corp.	21,154	2,194
Dr Pepper Snapple Group, Inc.	9,928	888
Estee Lauder Cos., Inc. ‘A’	3,133	295
General Mills, Inc.	16,413	1,040
Herbalife Ltd. (a)	16,246	1,000
Ingredion, Inc.	1,223	131
JM Smucker Co.	3,656	475

Kellogg Co.	6,131	469
Kimberly-Clark Corp.	937	126
Kraft Heinz Co.	3,685	290
Kroger Co.	48,902	1,871
McCormick & Co., Inc.	931	93
Molson Coors Brewing Co. ‘B’	1,391	134
Mondelez International, Inc. ‘A’	43,193	1,733
Monster Beverage Corp. (a)	1,110	148
Nu Skin Enterprises, Inc. ‘A’	7,556	289
PepsiCo, Inc.	33,054	3,387
Philip Morris International, Inc.	57,886	5,679
Procter & Gamble Co.	60,469	4,977
Reynolds American, Inc.	22,294	1,122
Rite Aid Corp. (a)	80,044	652
SUPERVALU, Inc. (a)	14,115	81
Sysco Corp.	20,785	971
Universal Corp.	4,035	229
Wal-Mart Stores, Inc.	83,385	5,711
Walgreens Boots Alliance, Inc.	19,145	1,613
Whole Foods Market, Inc.	8,312	259

		45,856

ENERGY 9.5%
Anadarko Petroleum Corp.	12,425	579
Apache Corp.	8,678	424
Archrock, Inc.	2,527	20
Baker Hughes, Inc.	6,609	290
Bill Barrett Corp. (a)	32,557	202
Bristow Group, Inc.	4,117	78
California Resources Corp.	196,158	202
Cameron International Corp. (a)	10,879	729
Chesapeake Energy Corp.	140,117	577
Chevron Corp.	116,020	11,068
ConocoPhillips	123,291	4,965
CONSOL Energy, Inc.	22,998	260
Continental Resources, Inc. (a)	2,568	78
Devon Energy Corp.	8,657	238
Diamond Offshore Drilling, Inc.	8,353	182
Energen Corp.	5,797	212
Energy Ltd.	28,955	18
EOG Resources, Inc.	4,180	303
Exterran Corp. (a)	1,263	20
Exxon Mobil Corp.	160,714	13,434
Halliburton Co.	22,457	802
Hess Corp.	19,304	1,016
HollyFrontier Corp.	18,084	639
Kinder Morgan, Inc.	14,542	260
LinnCo LLC	14,352	5
Marathon Oil Corp.	105,488	1,175
Marathon Petroleum Corp.	21,388	795
Murphy Oil Corp.	29,462	742
Nabors Industries Ltd.	13,410	123
National Oilwell Varco, Inc.	19,446	605
Newfield Exploration Co. (a)	8,207	273
Noble Energy, Inc.	2,974	93
Oasis Petroleum, Inc. (a)	23,953	174
Occidental Petroleum Corp.	26,027	1,781
ONEOK, Inc.	4,211	126
Patterson-UTI Energy, Inc.	7,477	132
PBF Energy, Inc. ‘A’	3,036	101
Peabody Energy Corp.	1,013	2
Phillips 66	5,553	481
Rowan Cos. PLC ‘A’	4,292	69
Schlumberger Ltd.	15,162	1,118
SEACOR Holdings, Inc. (a)	4,160	227
Seventy Seven Energy, Inc. (a)	16,637	10
SM Energy Co.	3,148	59
Southwestern Energy Co. (a)	7,154	58
Spectra Energy Corp.	7,592	232
Stone Energy Corp. (a)	33,750	27
Superior Energy Services, Inc.	10,465	140
Targa Resources Corp.	3,964	118
Tesoro Corp.	4,186	360
Unit Corp. (a)	29,154	257
Valero Energy Corp.	12,493	801
Whiting Petroleum Corp. (a)	46,411	370
WPX Energy, Inc. (a)	49,499	346

		47,396

FINANCIALS 10.8%
Aflac, Inc.	1,620	102
Aircastle Ltd.	6,193	138
Allstate Corp.	14,291	963
Ambac Financial Group, Inc. (a)	8,673	137

American Equity Investment Life Holding Co.	9,023	152
American Express Co.	16,782	1,030
American Financial Group, Inc.	4,410	310
American International Group, Inc.	62,599	3,383
Assurant, Inc.	7,481	577
Bank of America Corp.	334,054	4,516
Bank of New York Mellon Corp.	11,200	412
BB&T Corp.	13,967	465
Berkshire Hathaway, Inc. ‘B’ (a)	2,073	294
BGC Partners, Inc. ‘A’	22,342	202
Capital One Financial Corp.	25,479	1,766
Capitol Federal Financial, Inc.	11,022	146
CIT Group, Inc.	7,580	235
Citigroup, Inc.	94,637	3,951
Citizens Financial Group, Inc.	19,359	406
CME Group, Inc.	8,881	853
CNO Financial Group, Inc.	5,140	92
CoreLogic, Inc. (a)	7,719	268
Discover Financial Services	9,465	482
E*TRADE Financial Corp. (a)	12,560	308
Fifth Third Bancorp	43,409	725
First Horizon National Corp.	19,910	261
First Niagara Financial Group, Inc.	31,236	302
FNF Group	4,561	155
Goldman Sachs Group, Inc.	7,486	1,175
Great Western Bancorp, Inc.	5,957	162
Hartford Financial Services Group, Inc.	13,673	630
JPMorgan Chase & Co.	143,059	8,472
Kemper Corp.	3,257	96
Legg Mason, Inc.	9,944	345
Lincoln National Corp.	2,472	97
Loews Corp.	13,323	510
Marsh & McLennan Cos., Inc.	1,679	102
Mastercard, Inc. ‘A’	17,038	1,610
McGraw Hill Financial, Inc.	4,464	442
MetLife, Inc.	10,544	463
NASDAQ, Inc.	7,169	476
Navient Corp.	9,645	115
New York Community Bancorp, Inc.	21,095	335
Northwest Bancshares, Inc.	7,457	101
OneMain Holdings, Inc. (a)	3,675	101
People’s United Financial, Inc.	27,991	446
PHH Corp. (a)	10,996	138
PNC Financial Services Group, Inc.	15,477	1,309
Primerica, Inc.	1,945	87
Progressive Corp.	5,426	191
Regions Financial Corp.	49,357	387
Reinsurance Group of America, Inc.	4,165	401
Santander Consumer USA Holdings, Inc. (a)	28,443	298
SLM Corp. (a)	59,156	376
State Street Corp.	3,817	223
SunTrust Banks, Inc.	9,385	339
Synchrony Financial (a)	24,981	716
Travelers Cos., Inc.	31,474	3,673
Trustmark Corp.	7,418	171
U.S. Bancorp	4,743	193
Unum Group	9,246	286
Visa, Inc. ‘A’	39,704	3,037
Voya Financial, Inc.	14,172	422
Walter Investment Management Corp. (a)	5,755	44
Wells Fargo & Co.	73,760	3,567
WR Berkley Corp.	1,263	71

		54,238

HEALTH CARE 11.1%
Abbott Laboratories	26,328	1,101
AbbVie, Inc.	28,180	1,610
Aetna, Inc.	13,606	1,529
Alere, Inc. (a)	2,478	125
Alexion Pharmaceuticals, Inc. (a)	1,164	162
AmerisourceBergen Corp.	3,445	298
Amgen, Inc.	19,768	2,964
Anthem, Inc.	20,180	2,805
Baxter International, Inc.	18,056	742
Becton Dickinson and Co.	5,947	903
Bio-Rad Laboratories, Inc. ‘A’ (a)	2,971	406
Biogen, Inc. (a)	3,048	793
Boston Scientific Corp. (a)	39,498	743
Bristol-Myers Squibb Co.	39,143	2,500
Cardinal Health, Inc.	5,588	458
Celgene Corp. (a)	12,368	1,238
Centene Corp. (a)	7,140	440
Cerner Corp. (a)	1,342	71
Charles River Laboratories International, Inc. (a)	1,584	120
Cigna Corp.	2,667	366

Community Health Systems, Inc. (a)	19,924	369
CR Bard, Inc.	2,501	507
DaVita HealthCare Partners, Inc. (a)	1,553	114
Edwards Lifesciences Corp. (a)	4,230	373
Eli Lilly & Co.	30,228	2,177
Envision Healthcare Holdings, Inc. (a)	5,449	111
Express Scripts Holding Co. (a)	11,796	810
Gilead Sciences, Inc.	19,357	1,778
Halyard Health, Inc. (a)	7,356	211
HCA Holdings, Inc. (a)	33,010	2,576
Henry Schein, Inc. (a)	1,213	209
Hologic, Inc. (a)	2,541	88
Humana, Inc.	4,275	782
Illumina, Inc. (a)	719	117
Intuitive Surgical, Inc. (a)	325	195
Johnson & Johnson	48,179	5,213
Kindred Healthcare, Inc.	13,767	170
Laboratory Corp. of America Holdings (a)	580	68
LifePointe Health, Inc. (a)	4,527	314
Magellan Health, Inc. (a)	5,564	378
Mallinckrodt PLC (a)	1,214	74
McKesson Corp.	3,662	576
MEDNAX, Inc. (a)	704	45
Merck & Co., Inc.	67,939	3,595
Mettler-Toledo International, Inc. (a)	235	81
Mylan NV (a)	2,977	138
Owens & Minor, Inc.	5,199	210
Patterson Cos., Inc.	4,792	223
Pfizer, Inc.	219,572	6,508
Quest Diagnostics, Inc.	16,725	1,195
Quintiles Transnational Holdings, Inc. (a)	1,168	76
Regeneron Pharmaceuticals, Inc. (a)	672	242
St Jude Medical, Inc.	9,986	549
Stryker Corp.	4,743	509
Tenet Healthcare Corp. (a)	6,611	191
Thermo Fisher Scientific, Inc.	2,843	403
United Therapeutics Corp. (a)	1,037	116
UnitedHealth Group, Inc.	24,686	3,182
Universal Health Services, Inc. ‘B’	2,151	268
Valeant Pharmaceuticals International, Inc. (a)	1,062	28
VCA, Inc. (a)	1,781	103
WellCare Health Plans, Inc. (a)	2,724	253
Zimmer Biomet Holdings, Inc.	4,236	452
Zoetis, Inc.	6,746	299

		55,250

INDUSTRIALS 8.2%
3M Co.	11,465	1,910
ADT Corp.	28,117	1,160
AGCO Corp.	8,617	428
Alaska Air Group, Inc.	5,027	412
Avis Budget Group, Inc. (a)	4,096	112
Boeing Co.	9,136	1,160
Brink’s Co.	4,303	145
Caterpillar, Inc.	23,382	1,790
CH Robinson Worldwide, Inc.	2,019	150
Cintas Corp.	1,350	121
Civeo Corp. (a)	24,494	30
Clean Harbors, Inc. (a)	1,848	91
CSX Corp.	38,744	998
Cummins, Inc.	2,306	253
Danaher Corp.	9,069	860
Deere & Co.	22,686	1,747
Delta Air Lines, Inc.	4,420	215
Dover Corp.	5,273	339
Dun & Bradstreet Corp.	3,591	370
Emerson Electric Co.	25,943	1,411
Equifax, Inc.	1,083	124
Essendant, Inc.	2,232	71
FedEx Corp.	1,304	212
Flowserve Corp.	3,043	135
Fluor Corp.	7,853	422
FTI Consulting, Inc. (a)	4,725	168
GATX Corp.	5,611	266
General Dynamics Corp.	6,388	839
General Electric Co.	183,515	5,834
Harsco Corp.	9,544	52
HD Supply Holdings, Inc. (a)	2,680	89
Hertz Global Holdings, Inc. (a)	26,724	281
Honeywell International, Inc.	10,153	1,138
Illinois Tool Works, Inc.	10,023	1,027
Ingersoll-Rand PLC	6,040	375
JetBlue Airways Corp. (a)	27,735	586
KBR, Inc.	24,555	380
KLX, Inc. (a)	11,557	371

L-3 Communications Holdings, Inc.	4,034	478
Lockheed Martin Corp.	5,457	1,209
ManpowerGroup, Inc.	1,469	120
MRC Global, Inc. (a)	7,943	104
Norfolk Southern Corp.	12,616	1,050
Northrop Grumman Corp.	12,236	2,421
NOW, Inc. (a)	6,450	114
Owens Corning	2,603	123
PACCAR, Inc.	3,132	171
Parker-Hannifin Corp.	2,737	304
Raytheon Co.	12,384	1,519
Republic Services, Inc.	13,960	665
Rexnord Corp. (a)	3,930	79
Rockwell Collins, Inc.	2,382	220
RR Donnelley & Sons Co.	27,360	449
Ryder System, Inc.	3,092	200
SkyWest, Inc.	14,365	287
Snap-on, Inc.	465	73
Southwest Airlines Co.	4,352	195
SPX Corp.	3,968	60
SPX FLOW, Inc. (a)	4,889	123
Stanley Black & Decker, Inc.	971	102
Timken Co.	3,600	121
TransDigm Group, Inc. (a)	679	150
Trinity Industries, Inc.	5,711	105
Triumph Group, Inc.	3,040	96
Union Pacific Corp.	12,627	1,004
United Continental Holdings, Inc. (a)	3,382	202
United Parcel Service, Inc. ‘B’	1,181	125
United Technologies Corp.	14,145	1,416
Waste Management, Inc.	20,328	1,199
WESCO International, Inc. (a)	1,665	91
WW Grainger, Inc.	836	195
YRC Worldwide, Inc. (a)	3,065	29

		40,871

INFORMATION TECHNOLOGY 20.2%
Activision Blizzard, Inc.	47,539	1,609
Alphabet, Inc. ‘A’ (a)	870	664
Alphabet, Inc. ‘C’ (a)	10,488	7,813
Amdocs Ltd.	7,937	480
Analog Devices, Inc.	1,107	65
Anixter International, Inc. (a)	6,247	325
Apple, Inc.	98,494	10,735
Applied Materials, Inc.	5,526	117
Arrow Electronics, Inc. (a)	11,167	719
Automatic Data Processing, Inc.	6,759	606
Avnet, Inc.	17,893	793
Booz Allen Hamilton Holding Corp.	21,145	640
Broadridge Financial Solutions, Inc.	3,216	191
Brocade Communications Systems, Inc.	29,133	308
CA, Inc.	32,293	994
CACI International, Inc. ‘A’ (a)	3,733	398
CDW Corp.	1,196	50
Cisco Systems, Inc.	204,580	5,824
Citrix Systems, Inc. (a)	3,041	239
Cognizant Technology Solutions Corp. ‘A’ (a)	9,105	571
CommScope Holding Co., Inc. (a)	2,797	78
Convergys Corp.	8,549	237
Corning, Inc.	64,539	1,348
CSRA, Inc.	2,760	74
Diebold, Inc.	3,544	102
DST Systems, Inc.	839	95
eBay, Inc. (a)	13,509	322
EchoStar Corp. ‘A’ (a)	1,835	81
Electronic Arts, Inc. (a)	7,005	463
EMC Corp.	76,602	2,041
Facebook, Inc. ‘A’ (a)	7,869	898
Fairchild Semiconductor International, Inc. (a)	5,415	108
Fidelity National Information Services, Inc.	6,773	429
Fiserv, Inc. (a)	5,138	527
Flextronics International Ltd. (a)	26,750	323
FLIR Systems, Inc.	2,643	87
Global Payments, Inc.	5,543	362
Harris Corp.	6,971	543
Hewlett Packard Enterprise Co.	207,425	3,678
HP, Inc.	207,391	2,555
Ingram Micro, Inc. ‘A’	16,420	590
Intel Corp.	232,067	7,507
InterActiveCorp	8,477	399
International Business Machines Corp.	79,583	12,053
Intuit, Inc.	4,476	466
Jabil Circuit, Inc.	23,388	451
Juniper Networks, Inc.	34,557	882
Keysight Technologies, Inc. (a)	8,260	229

KLA-Tencor Corp.	4,129	301
Lam Research Corp.	2,962	245
Leidos Holdings, Inc.	6,092	307
Lexmark International, Inc. ‘A’	19,219	642
Maxim Integrated Products, Inc.	14,099	519
Micron Technology, Inc. (a)	22,471	235
Microsoft Corp.	180,248	9,955
Motorola Solutions, Inc.	19,162	1,451
NCR Corp. (a)	8,422	252
NetApp, Inc.	24,576	671
NeuStar, Inc. ‘A’ (a)	14,020	345
Nuance Communications, Inc. (a)	5,222	98
NVIDIA Corp.	8,760	312
ON Semiconductor Corp. (a)	3,847	37
Oracle Corp.	96,572	3,951
Paychex, Inc.	4,173	225
Pitney Bowes, Inc.	23,701	510
Polycom, Inc. (a)	36,520	407
QLogic Corp. (a)	23,246	312
Qorvo, Inc. (a)	2,019	102
QUALCOMM, Inc.	22,172	1,134
Red Hat, Inc. (a)	970	72
Rovi Corp. (a)	8,122	167
SanDisk Corp.	2,945	224
Seagate Technology PLC	29,173	1,005
Skyworks Solutions, Inc.	2,127	166
Symantec Corp.	56,102	1,031
SYNNEX Corp.	583	54
Synopsys, Inc. (a)	2,860	139
Take-Two Interactive Software, Inc. (a)	5,703	215
Tech Data Corp. (a)	7,425	570
Teradata Corp. (a)	15,032	394
Teradyne, Inc.	5,069	109
Texas Instruments, Inc.	23,989	1,377
Total System Services, Inc.	1,430	68
Unisys Corp. (a)	12,089	93
VeriSign, Inc. (a)	1,120	99
Vishay Intertechnology, Inc.	27,856	340
Western Digital Corp.	3,934	186
Western Union Co.	58,987	1,138
Xerox Corp.	77,398	864
Xilinx, Inc.	2,112	100
Yahoo!, Inc. (a)	5,778	213
Zynga, Inc. ‘A’ (a)	31,008	71

		100,775

MATERIALS 2.0%
Air Products & Chemicals, Inc.	2,510	362
Airgas, Inc.	3,176	450
Alcoa, Inc.	27,985	268
Armstrong World Industries, Inc. (a)	13,455	651
Ashland, Inc.	1,983	218
Avery Dennison Corp.	1,402	101
Ball Corp.	3,547	253
Bemis Co., Inc.	4,594	238
Berry Plastics Group, Inc. (a)	2,199	79
Celanese Corp.	1,531	100
CF Industries Holdings, Inc.	13,837	434
Chemours Co.	18,330	128
Chemtura Corp. (a)	3,567	94
Commercial Metals Co.	3,881	66
Domtar Corp.	2,657	108
Dow Chemical Co.	19,724	1,003
E.I. du Pont de Nemours & Co.	14,493	918
Greif, Inc. ‘A’	2,357	77
Huntsman Corp.	5,506	73
International Paper Co.	2,456	101
LyondellBasell Industries NV ‘A’	8,954	766
Monsanto Co.	5,508	483
Mosaic Co.	18,208	492
Newmont Mining Corp.	46,340	1,232
Owens-Illinois, Inc. (a)	8,500	136
PPG Industries, Inc.	2,522	281
Praxair, Inc.	2,495	286
Reliance Steel & Aluminum Co.	1,473	102
Sherwin-Williams Co.	1,389	395
Sonoco Products Co.	1,511	73

		9,968

TELECOMMUNICATION SERVICES 5.6%
AT&T, Inc.	402,508	15,766
CenturyLink, Inc.	84,009	2,685
Contra Leap Wireless	22,373	45
Frontier Communications Corp.	252,092	1,409

T-Mobile US, Inc. (a)	8,648	331
Telephone & Data Systems, Inc.	13,279	400
Verizon Communications, Inc.	125,915	6,810
West Corp.	4,381	100
Windstream Holdings, Inc.	68,241	524

		28,070

UTILITIES 5.9%
AES Corp.	20,258	239
AGL Resources, Inc.	3,303	215
Alliant Energy Corp.	1,384	103
Ameren Corp.	22,757	1,140
American Electric Power Co., Inc.	22,171	1,472
American Water Works Co., Inc.	1,484	102
Atmos Energy Corp.	3,085	229
Avista Corp.	6,248	255
Calpine Corp. (a)	33,746	512
CenterPoint Energy, Inc.	36,430	762
CMS Energy Corp.	16,059	682
Consolidated Edison, Inc.	27,248	2,088
Dominion Resources, Inc.	6,404	481
DTE Energy Co.	10,946	992
Duke Energy Corp.	19,579	1,580
Edison International	14,266	1,026
El Paso Electric Co.	4,094	188
Entergy Corp.	24,026	1,905
Eversource Energy	1,978	115
Exelon Corp.	39,235	1,407
FirstEnergy Corp.	21,058	757
Great Plains Energy, Inc.	10,672	344
MDU Resources Group, Inc.	30,620	596
NextEra Energy, Inc.	8,031	950
NiSource, Inc.	10,984	259
ONE Gas, Inc.	5,086	311
PG&E Corp.	21,194	1,266
Pinnacle West Capital Corp.	9,931	746
PNM Resources, Inc.	10,631	358
Portland General Electric Co.	4,788	189
PPL Corp.	23,162	882
Public Service Enterprise Group, Inc.	29,752	1,402
SCANA Corp.	5,559	390
Sempra Energy	4,513	470
Southern Co.	36,229	1,874
Southwest Gas Corp.	4,410	290
TECO Energy, Inc.	26,971	743
UGI Corp.	4,133	167
Vectren Corp.	7,049	356
WEC Energy Group, Inc.	2,642	159
Westar Energy, Inc.	9,700	481
WGL Holdings, Inc.	2,656	192
Xcel Energy, Inc.	21,264	889

		29,564

Total United States		489,972

Total Common Stocks (Cost $407,320)		491,784

REAL ESTATE INVESTMENT TRUSTS 1.0%
UNITED STATES 1.0%
FINANCIALS 1.0%
American Capital Agency Corp.	20,731	386
Annaly Capital Management, Inc.	137,988	1,416
Columbia Property Trust, Inc.	11,383	250
Corrections Corp. of America	9,408	302
Digital Realty Trust, Inc.	1,472	130
Hatteras Financial Corp.	15,441	221
Iron Mountain, Inc.	23,062	782
Mack-Cali Realty Corp.	2,187	51
MFA Financial, Inc.	15,120	104
New Residential Investment Corp.	12,321	143
Outfront Media, Inc.	11,731	247
Piedmont Office Realty Trust, Inc. ‘A’	10,291	209
Public Storage	754	208
Simon Property Group, Inc.	1,203	250

Two Harbors Investment Corp.	6,265	50

		4,749

Total Real Estate Investment Trusts (Cost $4,815)		4,749

Total Investments in Securities (Cost $412,135)		496,533

Total Investments 99.4% (Cost $412,135)		$496,533
Other Assets and Liabilities, net 0.6%		3,075

Net Assets 100.0%		$499,608

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Common Stocks
Ireland
Financials	$92	$0	$0	$92
Information Technology	1,720	0	0	1,720
United States
Consumer Discretionary	77,977	0	7	77,984
Consumer Staples	45,856	0	0	45,856
Energy	47,396	0	0	47,396
Financials	54,238	0	0	54,238
Health Care	55,250	0	0	55,250
Industrials	40,871	0	0	40,871
Information Technology	100,775	0	0	100,775
Materials	9,968	0	0	9,968
Telecommunication Services	28,025	0	45	28,070
Utilities	29,564	0	0	29,564
Real Estate Investment Trusts
United States
Financials	4,749	0	0	4,749

Total Investments	$496,481	$0	$52	$496,533

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Small Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%
COMMON STOCKS 94.7%
UNITED KINGDOM 0.1%
HEALTH CARE 0.1%
LivaNova PLC (a)	1,011	$55

Total United Kingdom		55

UNITED STATES 94.6%
CONSUMER DISCRETIONARY 20.7%
1-800-Flowers.com, Inc. ‘A’ (a)	4,848	38
2U, Inc. (a)	357	8
AMC Entertainment Holdings, Inc. ‘A’	7,094	199
America’s Car-Mart, Inc. (a)	2,324	58
American Axle & Manufacturing Holdings, Inc. (a)	3,430	53
American Public Education, Inc. (a)	5,734	118
Arctic Cat, Inc.	4,820	81
Asbury Automotive Group, Inc. (a)	1,834	110
Ascent Capital Group, Inc. ‘A’ (a)	4,687	69
Barnes & Noble Education, Inc. (a)	1,226	12
Barnes & Noble, Inc.	23,956	296
Bassett Furniture Industries, Inc.	2,601	83
bebe stores, Inc.	17,042	9
Big 5 Sporting Goods Corp.	8,011	89
Biglari Holdings, Inc. (a)	120	45
BJ’s Restaurants, Inc. (a)	3,338	139
Blue Nile, Inc.	965	25
Bob Evans Farms, Inc.	898	42
Boot Barn Holdings, Inc. (a)	2,049	19
Boyd Gaming Corp. (a)	23,141	478
Bravo Brio Restaurant Group, Inc. (a)	4,890	38
Bridgepoint Education, Inc. (a)	4,771	48
Bright Horizons Family Solutions, Inc. (a)	1,348	87
Buckle, Inc.	8,596	291
Build-A-Bear Workshop, Inc. (a)	2,371	31
CalAtlantic Group, Inc.	532	18
Caleres, Inc.	8,671	245
Callaway Golf Co.	8,510	78
Capella Education Co.	4,567	240
Career Education Corp. (a)	12,913	59
Carmike Cinemas, Inc. (a)	506	15
Carrols Restaurant Group, Inc. (a)	15,624	226
Cato Corp. ‘A’	4,972	192
Cheesecake Factory, Inc.	1,670	89
Chegg, Inc. (a)	2,341	10
Children’s Place, Inc.	5,958	497
Choice Hotels International, Inc.	4,403	238
Churchill Downs, Inc.	391	58
Citi Trends, Inc.	6,219	111
Clear Channel Outdoor Holdings, Inc. ‘A’	6,698	31
ClubCorp Holdings, Inc.	4,158	58
Columbia Sportswear Co.	2,900	174
Conn’s, Inc. (a)	4,013	50
Container Store Group, Inc. (a)	11,479	67
Cooper-Standard Holding, Inc. (a)	2,996	215
Core-Mark Holding Co., Inc.	2,518	205
Crocs, Inc. (a)	24,347	234
Crown Media Holdings, Inc. ‘A’ (a)	1,885	10
CSS Industries, Inc.	1,334	37
Cumulus Media, Inc. ‘A’ (a)	11,787	5
Dave & Buster’s Entertainment, Inc. (a)	2,254	87
Del Frisco’s Restaurant Group, Inc. (a)	495	8
Denny’s Corp. (a)	15,350	159
Destination Maternity Corp.	2,654	18
Destination XL Group, Inc. (a)	4,606	24
Diamond Resorts International, Inc. (a)	3,173	77
DineEquity, Inc.	1,723	161
Dorman Products, Inc. (a)	210	11
DreamWorks Animation SKG, Inc. ‘A’ (a)	2,270	57
Drew Industries, Inc.	605	39
DSW, Inc.	1,568	43
El Pollo Loco Holdings, Inc. (a)	1,684	22
Entercom Communications Corp. ‘A’ (a)	3,387	36

Entravision Communications Corp. ‘A’	1,933	14
Eros International PLC (a)	6,502	75
Ethan Allen Interiors, Inc.	2,546	81
EVINE Live, Inc. (a)	8,647	10
EW Scripps Co. ‘A’	1,838	29
Express, Inc. (a)	7,973	171
Extended Stay America, Inc.	4,438	72
Federal-Mogul Holdings Corp. (a)	1,869	18
Fiesta Restaurant Group, Inc. (a)	1,787	59
Finish Line, Inc. ‘A’	15,961	337
Five Below, Inc. (a)	793	33
Flexsteel Industries, Inc.	727	32
Francesca’s Holdings Corp. (a)	4,025	77
Fred’s, Inc. ‘A’	8,351	125
FTD Cos., Inc. (a)	4,158	109
Fuel Systems Solutions, Inc. (a)	4,187	23
G-III Apparel Group Ltd. (a)	805	39
Gentherm, Inc. (a)	283	12
GoPro, Inc. ‘A’ (a)	773	9
Grand Canyon Education, Inc. (a)	263	11
Groupon, Inc. (a)	42,903	171
Harte-Hanks, Inc.	10,286	26
Haverty Furniture Cos., Inc.	3,993	85
Hibbett Sports, Inc. (a)	4,245	152
Hooker Furniture Corp.	2,010	66
HSN, Inc.	2,174	114
Hyatt Hotels Corp. ‘A’ (a)	2,178	108
Iconix Brand Group, Inc. (a)	5,206	42
Installed Building Products, Inc. (a)	468	12
International Speedway Corp. ‘A’	4,359	161
Interval Leisure Group, Inc.	2,902	42
Isle of Capri Casinos, Inc. (a)	10,587	148
Jamba, Inc. (a)	2,765	34
Jindal Steel & Power Ltd. (a)	17,493	130
Johnson Outdoors, Inc. ‘A’	189	4
Journal Media Group, Inc.	1,176	14
K12, Inc. (a)	9,255	92
Kirkland’s, Inc.	3,819	67
La Quinta Holdings, Inc. (a)	2,976	37
La-Z-Boy, Inc.	1,609	43
Lands’ End, Inc. (a)	13,863	354
Lee Enterprises, Inc. (a)	14,752	27
LGI Homes, Inc. (a)	645	16
Libbey, Inc.	4,543	85
Liberty TripAdvisor Holdings, Inc. ‘A’ (a)	9,559	212
LifeLock, Inc. (a)	1,883	23
Lifetime Brands, Inc.	380	6
Loral Space & Communications, Inc. (a)	1,474	52
Lumber Liquidators Holdings, Inc. (a)	10,698	140
M/I Homes, Inc. (a)	865	16
Marcus Corp.	3,080	58
Marriott Vacations Worldwide Corp.	2,652	179
Mattress Firm Holding Corp. (a)	1,169	50
MDC Holdings, Inc.	1,206	30
Meritage Homes Corp. (a)	1,962	72
Metaldyne Performance Group, Inc.	1,469	25
Michaels Cos., Inc. (a)	8,778	246
Modine Manufacturing Co. (a)	6,440	71
Monarch Casino & Resort, Inc. (a)	1,488	29
Monro Muffler Brake, Inc.	1,538	110
Movado Group, Inc.	3,614	100
MSG Networks, Inc. ‘A’ (a)	956	17
NACCO Industries, Inc. ‘A’	1,086	62
National CineMedia, Inc.	11,757	179
Nautilus, Inc. (a)	1,664	32
Nexstar Broadcasting Group, Inc. ‘A’	894	40
Noodles & Co. (a)	2,362	28
Nutrisystem, Inc.	6,521	136
Overstock.com, Inc. (a)	682	10
Oxford Industries, Inc.	1,842	124
Papa John’s International, Inc.	2,407	130
Papa Murphy’s Holdings, Inc. (a)	1,654	20
Party City Holdco, Inc. (a)	1,699	26
Penn National Gaming, Inc. (a)	32,970	550
Perry Ellis International, Inc. (a)	4,400	81
PetMed Express, Inc.	6,023	108
Pier 1 Imports, Inc.	47,099	330
Pinnacle Entertainment, Inc. (a)	942	33
Popeyes Louisiana Kitchen, Inc. (a)	804	42
Potbelly Corp. (a)	6,512	89
Radio One, Inc. ‘D’ (a)	4,072	6
Reading International, Inc. ‘A’ (a)	2,287	27
Red Robin Gourmet Burgers, Inc. (a)	949	61
Regis Corp. (a)	14,541	221
Ruby Tuesday, Inc. (a)	5,942	32
Ruth’s Hospitality Group, Inc.	5,199	96

Scholastic Corp.	4,939	185
Sears Hometown and Outlet Stores, Inc. (a)	6,157	40
Select Comfort Corp. (a)	8,044	156
Shoe Carnival, Inc.	3,089	83
Shutterfly, Inc. (a)	606	28
Sinclair Broadcast Group, Inc. ‘A’	903	28
Sizmek, Inc. (a)	2,731	8
Smith & Wesson Holding Corp. (a)	9,364	249
Sonic Automotive, Inc. ‘A’	6,194	114
Sonic Corp.	2,176	77
Sotheby’s	3,395	91
Speedway Motorsports, Inc.	2,331	46
Sportsman’s Warehouse Holdings, Inc. (a)	5,340	67
Stage Stores, Inc.	8,731	70
Standard Motor Products, Inc.	1,518	53
Stein Mart, Inc.	7,745	57
Steven Madden Ltd. (a)	2,675	99
Stoneridge, Inc. (a)	3,052	44
Strayer Education, Inc. (a)	5,867	286
Sturm Ruger & Co., Inc.	2,624	179
Superior Industries International, Inc.	3,494	77
Taylor Morrison Home Corp. ‘A’ (a)	935	13
Texas Roadhouse, Inc.	5,798	253
Tile Shop Holdings, Inc. (a)	2,163	32
Tilly’s, Inc. ‘A’ (a)	3,947	26
Tower International, Inc.	2,649	72
Townsquare Media, Inc. ‘A’ (a)	506	6
TravelCenters of America LLC (a)	3,141	21
Tuesday Morning Corp. (a)	6,030	49
Tumi Holdings, Inc. (a)	1,194	32
Universal Technical Institute, Inc.	3,980	17
Vera Bradley, Inc. (a)	7,039	143
Vince Holding Corp. (a)	5,200	33
Vitamin Shoppe, Inc. (a)	5,838	181
VOXX International Corp. (a)	2,663	12
West Marine, Inc. (a)	3,105	28
Weyco Group, Inc.	68	2
Wolverine World Wide, Inc.	2,230	41
World Wrestling Entertainment, Inc. ‘A’	4,462	79
ZAGG, Inc. (a)	1,857	17
Zumiez, Inc. (a)	2,008	40

		16,769

CONSUMER STAPLES 4.3%
Alliance One International, Inc. (a)	2,555	45
Andersons, Inc.	1,028	32
B&G Foods, Inc.	2,769	96
Boston Beer Co., Inc. ‘A’ (a)	367	68
Cal-Maine Foods, Inc.	2,057	107
Central Garden & Pet Co. ‘A’ (a)	14,257	232
Coca-Cola Bottling Co. Consolidated	994	159
Coty, Inc. ‘A’	3,884	108
Elizabeth Arden, Inc. (a)	10,722	88
Fresh Del Monte Produce, Inc.	6,461	272
Fresh Market, Inc. (a)	3,535	101
HRG Group, Inc. (a)	20,414	284
Ingles Markets, Inc. ‘A”	7,840	294
Inter Parfums, Inc.	2,844	88
J&J Snack Foods Corp.	476	52
John B Sanfilippo & Son, Inc.	1,086	75
Lancaster Colony Corp.	362	40
Landec Corp. (a)	1,397	15
Medifast, Inc.	3,108	94
National Beverage Corp. (a)	1,840	78
Nutraceutical International Corp. (a)	789	19
Omega Protein Corp. (a)	6,520	110
Post Holdings, Inc. (a)	705	48
PriceSmart, Inc.	916	77
Revlon, Inc. ‘A’ (a)	397	14
Sanderson Farms, Inc.	383	35
Seaboard Corp. (a)	18	54
Smart & Final Stores, Inc. (a)	3,647	59
Snyder’s-Lance, Inc.	2,065	65
SpartanNash Co.	7,124	216
Spectrum Brands Holdings, Inc.	511	56
USANA Health Sciences, Inc. (a)	501	61
Vector Group Ltd.	7,896	180
Village Super Market, Inc. ‘A’	1,040	25
WD-40 Co.	802	87
Weis Markets, Inc.	1,878	85

		3,519

ENERGY 4.3%
Alon USA Energy, Inc.	5,077	52

Antero Resources Corp. (a)	1,617	40
Archrock, Inc.	7,097	57
Basic Energy Services, Inc. (a)	8,917	25
Bonanza Creek Energy, Inc. (a)	16,663	26
C&J Energy Services Ltd. (a)	3,454	5
CARBO Ceramics, Inc.	9,443	134
Carrizo Oil & Gas, Inc. (a)	4,366	135
Clayton Williams Energy, Inc. (a)	3,044	27
Clean Energy Fuels Corp. (a)	8,740	26
Cobalt International Energy, Inc. (a)	6,000	18
Contango Oil & Gas Co. (a)	2,327	27
CVR Energy, Inc.	4,619	121
Delek U.S. Holdings, Inc.	4,578	70
Enbridge Energy Management LLC (a)	2,555	46
EP Energy Corp. ‘A’ (a)	24,499	111
Era Group, Inc. (a)	6,139	58
EXCO Resources, Inc. (a)	22,654	22
Fairmount Santrol Holdings, Inc. (a)	14,179	36
Forum Energy Technologies, Inc. (a)	11,531	152
Geospace Technologies Corp. (a)	7,594	94
Green Plains, Inc.	2,064	33
Gulf Island Fabrication, Inc.	1,821	14
Gulfmark Offshore, Inc. ‘A’ (a)	11,772	73
Hallador Energy Co.	3,301	15
Helix Energy Solutions Group, Inc. (a)	37,370	209
Key Energy Services, Inc. (a)	33,366	12
Kosmos Energy Ltd. (a)	11,321	66
Laredo Petroleum, Inc. (a)	21,838	173
Matador Resources Co. (a)	4,230	80
Matrix Service Co. (a)	1,641	29
McDermott International, Inc. (a)	22,906	94
Memorial Resource Development Corp. (a)	1,767	18
Natural Gas Services Group, Inc. (a)	1,413	31
Newpark Resources, Inc. (a)	23,504	102
Northern Oil and Gas, Inc. (a)	40,650	162
Oasis Petroleum, Inc. (a)	4,233	31
Pacific Drilling S.A. (a)	20,621	10
Panhandle Oil and Gas, Inc. ‘A’	720	12
Parker Drilling Co. (a)	40,174	85
Parsley Energy, Inc. ‘A’ (a)	821	19
PDC Energy, Inc. (a)	1,286	76
PHI, Inc. (a)	1,325	25
Pioneer Energy Services Corp. (a)	9,905	22
Renewable Energy Group, Inc. (a)	5,527	52
REX American Resources Corp. (a)	541	30
Rice Energy, Inc. (a)	1,937	27
RigNet, Inc. (a)	1,736	24
RPC, Inc.	7,521	107
RSP Permian, Inc. (a)	1,258	37
Sanchez Energy Corp. (a)	25,873	142
SemGroup Corp. ‘A’	857	19
Synergy Resources Corp. (a)	3,263	25
Tesco Corp.	13,022	112
TETRA Technologies, Inc. (a)	20,391	129
U.S. Silica Holdings, Inc.	580	13
Ultra Petroleum Corp. (a)	9,055	4
W&T Offshore, Inc. (a)	40,741	89
Westmoreland Coal Co. (a)	1,664	12

		3,495

FINANCIALS 11.7%
1st Source Corp.	1,575	50
Access National Corp.	646	13
Aircastle Ltd.	2,730	61
Alexander & Baldwin, Inc.	349	13
AMERISAFE, Inc.	336	18
AmTrust Financial Services, Inc.	1,370	35
Arrow Financial Corp.	1,100	29
Astoria Financial Corp.	9,834	156
Baldwin & Lyons, Inc. ‘B’	926	23
BancFirst Corp.	489	28
Bancorp, Inc. (a)	4,261	24
Bank Mutual Corp.	3,005	23
Bank of Marin Bancorp	35	2
Beneficial Bancorp, Inc. (a)	2,592	36
Berkshire Hills Bancorp, Inc.	2,089	56
BNC Bancorp	710	15
BOK Financial Corp.	3,194	174
Brookline Bancorp, Inc.	8,677	96
Bryn Mawr Bank Corp.	997	26
C1 Financial, Inc. (a)	921	22
Calamos Asset Management, Inc. ‘A’	3,240	28
Camden National Corp.	853	36
Capital Bank Financial Corp. ‘A’	2,672	82
Capitol Federal Financial, Inc.	4,197	56

Cash America International, Inc.	8,816	341
Cathay General Bancorp	334	9
Charter Financial Corp.	1,765	24
Chemical Financial Corp.	1,779	64
Citizens & Northern Corp.	745	15
City Holding Co.	1,537	73
CNA Financial Corp.	4,310	139
Columbia Banking System, Inc.	584	17
Community Bank System, Inc.	1,548	59
Community Trust Bancorp, Inc.	1,866	66
Consumer Portfolio Services, Inc. (a)	5,056	21
Cowen Group, Inc. ‘A’ (a)	10,900	42
Crawford & Co. ‘B’	2,484	16
Credit Acceptance Corp. (a)	1,027	186
Customers Bancorp, Inc. (a)	972	23
Dime Community Bancshares, Inc.	4,373	77
Eagle Bancorp, Inc. (a)	560	27
eHealth, Inc. (a)	7,867	74
EMC Insurance Group, Inc.	792	20
Employers Holdings, Inc.	5,021	141
Encore Capital Group, Inc. (a)	692	18
Enova International, Inc. (a)	8,843	56
Enterprise Financial Services Corp.	1,357	37
Ezcorp, Inc. ‘A’ (a)	15,532	46
FBL Financial Group, Inc. ‘A’	2,005	123
FBR & Co.	1,789	32
FCB Financial Holdings, Inc. ‘A’ (a)	1,364	45
Federal Agricultural Mortgage Corp. ‘C’	515	19
Fidelity & Guaranty Life	7,343	193
Fidelity Southern Corp.	3,244	52
Financial Institutions, Inc.	1,679	49
First Bancorp	1,664	31
First Busey Corp.	1,882	39
First Business Financial Services, Inc.	706	16
First Cash Financial Services, Inc.	1,163	54
First Commonwealth Financial Corp.	6,128	54
First Community Bancshares, Inc.	1,829	36
First Connecticut Bancorp, Inc.	1,446	23
First Defiance Financial Corp.	1,598	61
First Financial Bancorp	8,181	149
First Financial Bankshares, Inc.	580	17
First Financial Corp.	1,627	56
First Interstate BancSystem, Inc. ‘A’	1,662	47
First Midwest Bancorp, Inc.	1,397	25
First NBC Bank Holding Co. (a)	1,395	29
First of Long Island Corp.	982	28
Flagstar Bancorp, Inc. (a)	746	16
Flushing Financial Corp.	3,612	78
Forestar Group, Inc. (a)	4,654	61
GAIN Capital Holdings, Inc.	4,716	31
German American Bancorp, Inc.	593	19
Great Southern Bancorp, Inc.	1,485	55
Great Western Bancorp, Inc.	4,693	128
Greenhill & Co., Inc.	2,374	53
GSV Capital Corp.	3,952	22
Heartland Financial USA, Inc.	1,497	46
Heritage Financial Corp.	856	15
Heritage Insurance Holdings, Inc.	1,428	23
HFF, Inc. ‘A’	1,518	42
Hilltop Holdings, Inc. (a)	5,323	101
HomeStreet, Inc. (a)	1,695	35
HomeTrust Bancshares, Inc. (a)	2,190	40
Horace Mann Educators Corp.	694	22
Horizon Bancorp	1,141	28
Houlihan Lokey, Inc.	968	24
Independent Bank Corp.	657	30
Independent Bank Group, Inc.	495	14
Infinity Property & Casualty Corp.	1,526	123
International Bancshares Corp.	2,198	54
INTL. FCStone, Inc. (a)	2,615	70
Investment Technology Group, Inc.	2,635	58
Janus Capital Group, Inc.	6,513	95
KCG Holdings, Inc. ‘A’ (a)	20,028	239
Lakeland Bancorp, Inc.	2,678	27
LegacyTexas Financial Group, Inc.	785	15
LendingTree, Inc. (a)	260	25
MainSource Financial Group, Inc.	1,815	38
Marlin Business Services Corp.	2,080	30
MB Financial, Inc.	324	11
Mercury General Corp.	2,671	148
Meridian Bancorp, Inc.	703	10
Meta Financial Group, Inc.	1,414	65
Morningstar, Inc.	1,381	122
National Bank Holdings Corp. ‘A’	4,894	100
National Bankshares, Inc.	59	2
National General Holdings Corp.	919	20

National Penn Bancshares, Inc.	2,307	25
National Western Life Group, Inc. ‘A’	212	49
Navigators Group, Inc. (a)	932	78
NBT Bancorp, Inc.	4,740	128
Nelnet, Inc. ‘A’	4,983	196
NMI Holdings, Inc. ‘A’ (a)	6,786	34
Northfield Bancorp, Inc.	5,483	90
Northrim BanCorp, Inc.	1,035	25
Northwest Bancshares, Inc.	12,428	168
OceanFirst Financial Corp.	971	17
Old National Bancorp	5,021	61
OneBeacon Insurance Group Ltd. ‘A’	4,866	62
Oppenheimer Holdings, Inc. ‘A’	621	10
Oritani Financial Corp.	2,647	45
Pacific Premier Bancorp, Inc. (a)	2,091	45
Park National Corp.	1,260	113
PennyMac Financial Services, Inc. ‘A’ (a)	1,300	15
Phoenix Cos., Inc. (a)	783	29
Pinnacle Financial Partners, Inc.	734	36
Piper Jaffray Cos. (a)	1,886	93
Preferred Bank	591	18
Provident Financial Services, Inc.	5,649	114
RE/MAX Holdings, Inc. ‘A’	2,512	86
Regional Management Corp. (a)	3,933	67
Renasant Corp.	1,078	36
Republic Bancorp, Inc. ‘A’	1,061	27
RLI Corp.	1,168	78
RMR Group, Inc. ‘A’ (a)	98	2
S&T Bancorp, Inc.	888	23
Safety Insurance Group, Inc.	1,732	99
Sandy Spring Bancorp, Inc.	1,335	37
Selective Insurance Group, Inc.	1,535	56
ServisFirst Bancshares, Inc.	1,165	52
Sierra Bancorp	129	2
Simmons First National Corp. ‘A’	426	19
South State Corp.	309	20
State Bank Financial Corp.	1,842	36
Stewart Information Services Corp.	478	17
Stock Yards Bancorp, Inc.	706	27
Stonegate Bank	836	25
Stonegate Mortgage Corp. (a)	2,073	12
Suffolk Bancorp	845	21
Talmer Bancorp, Inc. ‘A’	8,027	145
Territorial Bancorp, Inc.	1,546	40
Tompkins Financial Corp.	1,045	67
Towne Bank	553	11
TriCo Bancshares	605	15
TriState Capital Holdings, Inc. (a)	3,098	39
TrustCo Bank Corp.	13,385	81
United Bankshares, Inc.	685	25
United Fire Group, Inc.	1,227	54
Universal Insurance Holdings, Inc.	2,618	47
Univest Corp. of Pennsylvania	1,904	37
Walker & Dunlop, Inc. (a)	2,099	51
Washington Trust Bancorp, Inc.	696	26
Waterstone Financial, Inc.	3,532	48
Westamerica BanCorp.	2,371	116
Westwood Holdings Group, Inc.	385	23
World Acceptance Corp. (a)	10,016	380
WSFS Financial Corp.	847	28
Yadkin Financial Corp.	710	17

		9,449

HEALTH CARE 9.3%
Abaxis, Inc.	883	40
ABIOMED, Inc. (a)	428	41
Acceleron Pharma, Inc. (a)	485	13
Aceto Corp.	361	9
Acorda Therapeutics, Inc. (a)	2,083	55
Addus HomeCare Corp. (a)	594	10
Affymetrix, Inc. (a)	8,831	124
Air Methods Corp. (a)	1,680	61
Akorn, Inc. (a)	769	18
Alliance HealthCare Services, Inc. (a)	1,410	10
Almost Family, Inc. (a)	2,539	95
AMAG Pharmaceuticals, Inc. (a)	1,222	29
Amedisys, Inc. (a)	8,173	395
AMN Healthcare Services, Inc. (a)	2,274	76
Amphastar Pharmaceuticals, Inc. (a)	2,010	24
Anacor Pharmaceuticals, Inc. (a)	398	21
Analogic Corp.	1,044	82
AngioDynamics, Inc. (a)	6,815	84
Anika Therapeutics, Inc. (a)	447	20
Array BioPharma, Inc. (a)	3,295	10
BioScrip, Inc. (a)	12,765	27

BioTelemetry, Inc. (a)	3,167	37
Bruker Corp.	9,481	265
Cambrex Corp. (a)	2,875	127
Cantel Medical Corp.	1,842	131
Capital Senior Living Corp. (a)	847	16
Cardiovascular Systems, Inc. (a)	1,294	13
Catalent, Inc. (a)	1,511	40
Chemed Corp.	1,455	197
Chimerix, Inc. (a)	1,250	6
Civitas Solutions, Inc. (a)	2,253	39
Computer Programs & Systems, Inc.	696	36
CONMED Corp.	3,344	140
CorVel Corp. (a)	358	14
Cross Country Healthcare, Inc. (a)	2,129	25
Cynosure, Inc. ‘A’ (a)	2,240	99
Depomed, Inc. (a)	3,059	43
Diplomat Pharmacy, Inc. (a)	330	9
Emergent BioSolutions, Inc. (a)	4,528	165
Ensign Group, Inc.	2,633	60
Exactech, Inc. (a)	1,976	40
Exelixis, Inc. (a)	1,677	7
Five Star Quality Care, Inc. (a)	9,172	21
Genomic Health, Inc. (a)	987	24
Globus Medical, Inc. ‘A’ (a)	4,463	106
Greatbatch, Inc. (a)	2,069	74
Haemonetics Corp. (a)	3,809	133
HealthEquity, Inc. (a)	772	19
Healthways, Inc. (a)	5,850	59
HeartWare International, Inc. (a)	550	17
HMS Holdings Corp. (a)	7,313	105
ICU Medical, Inc. (a)	1,238	129
Impax Laboratories, Inc. (a)	578	19
INC Research Holdings, Inc. ‘A’ (a)	416	17
Inovalon Holdings, Inc. ‘A’ (a)	857	16
Insulet Corp. (a)	1,714	57
Integra LifeSciences Holdings Corp. (a)	3,722	251
Intrexon Corp. (a)	396	13
Invacare Corp.	6,918	91
K2M Group Holdings, Inc. (a)	1,067	16
Landauer, Inc.	386	13
Lannett Co., Inc. (a)	915	16
LDR Holding Corp. (a)	1,322	34
LeMaitre Vascular, Inc.	771	12
LHC Group, Inc. (a)	2,592	92
Ligand Pharmaceuticals, Inc. (a)	654	70
Luminex Corp. (a)	1,759	34
Masimo Corp. (a)	7,561	316
Medicines Co. (a)	3,794	121
Meridian Bioscience, Inc.	3,468	71
Merit Medical Systems, Inc. (a)	6,704	124
Molina Healthcare, Inc. (a)	458	30
Momenta Pharmaceuticals, Inc. (a)	505	5
Myriad Genetics, Inc. (a)	3,699	138
National HealthCare Corp.	755	47
Natus Medical, Inc. (a)	2,432	93
Nektar Therapeutics (a)	5,123	70
Neogen Corp. (a)	1,682	85
NuVasive, Inc. (a)	2,016	98
Nuvectra Corp.	689	4
NxStage Medical, Inc. (a)	2,683	40
Omnicell, Inc. (a)	2,167	60
OraSure Technologies, Inc. (a)	2,054	15
Pacira Pharmaceuticals, Inc. (a)	667	35
PDL BioPharma, Inc.	82,594	275
PharMerica Corp. (a)	5,489	121
Phibro Animal Health Corp. ‘A’	927	25
PRA Health Sciences, Inc. (a)	589	25
Premier, Inc. ‘A’ (a)	1,632	54
Prestige Brands Holdings, Inc. (a)	970	52
Providence Service Corp. (a)	976	50
Quality Systems, Inc.	11,126	170
Quidel Corp. (a)	1,536	27
RadNet, Inc. (a)	13,688	66
Repligen Corp. (a)	2,010	54
Rigel Pharmaceuticals, Inc. (a)	7,648	16
RTI Surgical, Inc. (a)	6,556	26
Sagent Pharmaceuticals, Inc. (a)	538	7
SciClone Pharmaceuticals, Inc. (a)	5,090	56
Select Medical Holdings Corp.	26,307	311
Spectrum Pharmaceuticals, Inc. (a)	10,719	68
Surgical Care Affiliates, Inc. (a)	6,388	296
SurModics, Inc. (a)	3,209	59
U.S. Physical Therapy, Inc.	554	28
Universal American Corp.	10,504	75
Vascular Solutions, Inc. (a)	1,049	34
Veeva Systems, Inc. ‘A’ (a)	2,166	54

VWR Corp. (a)	1,074	29
Zeltiq Aesthetics, Inc. (a)	996	27

		7,548

INDUSTRIALS 15.5%
AAON, Inc.	800	22
AAR Corp.	5,513	128
ABM Industries, Inc.	7,596	245
ACCO Brands Corp. (a)	18,540	166
Actuant Corp. ‘A’	9,230	228
Advanced Drainage Systems, Inc.	2,612	56
Advisory Board Co. (a)	935	30
Aegion Corp. (a)	1,073	23
Aerovironment, Inc. (a)	2,010	57
Air Transport Services Group, Inc. (a)	7,879	121
Alamo Group, Inc.	733	41
Albany International Corp. ‘A’	2,874	108
Allegiant Travel Co.	133	24
Altra Industrial Motion Corp.	1,985	55
AMERCO	90	32
Ameresco, Inc. ‘A’ (a)	2,000	10
American Science & Engineering, Inc.	2,713	75
American Woodmark Corp. (a)	324	24
Apogee Enterprises, Inc.	1,558	68
Applied Industrial Technologies, Inc.	7,104	308
ARC Document Solutions, Inc. (a)	6,138	28
ArcBest Corp.	516	11
Astec Industries, Inc.	1,536	72
Astronics Corp. (a)	513	20
Atlas Air Worldwide Holdings, Inc. (a)	362	15
AZZ, Inc.	371	21
Babcock & Wilcox Enterprises, Inc. (a)	781	17
Barnes Group, Inc.	3,028	106
Barrett Business Services, Inc.	789	23
Beacon Roofing Supply, Inc. (a)	4,555	187
Blount International, Inc. (a)	15,898	159
BMC Stock Holdings, Inc. (a)	1,309	22
Brady Corp. ‘A’	11,134	299
Briggs & Stratton Corp.	10,570	253
Brink’s Co.	1,315	44
Builders FirstSource, Inc. (a)	2,013	23
BWX Technologies, Inc.	2,779	93
CAI International, Inc. (a)	5,023	49
Casella Waste Systems, Inc. ‘A’ (a)	9,598	64
CBIZ, Inc. (a)	11,366	115
CDI Corp.	3,591	23
Cenveo, Inc. (a)	21,933	9
Chart Industries, Inc. (a)	8,606	187
CIRCOR International, Inc.	384	18
Columbus McKinnon Corp.	1,754	28
Comfort Systems USA, Inc.	3,324	106
Commercial Vehicle Group, Inc. (a)	2,825	7
Continental Building Products, Inc. (a)	906	17
Covenant Transportation Group, Inc. ‘A’ (a)	1,918	46
CRA International, Inc. (a)	1,825	36
Cubic Corp.	2,043	82
DigitalGlobe, Inc. (a)	1,745	30
Dorian LPG Ltd. (a)	1,028	10
Douglas Dynamics, Inc.	2,393	55
Ducommun, Inc. (a)	2,465	38
DXP Enterprises, Inc. (a)	4,187	74
Dycom Industries, Inc. (a)	1,725	112
Dynamic Materials Corp.	2,549	17
Eagle Bulk Shipping, Inc. (a)	835	0
Echo Global Logistics, Inc. (a)	1,849	50
Encore Wire Corp.	1,218	47
Engility Holdings, Inc. (a)	631	12
Ennis, Inc.	5,509	108
EnPro Industries, Inc.	2,278	131
ESCO Technologies, Inc.	1,998	78
Essendant, Inc.	486	16
Exponent, Inc.	972	50
Forward Air Corp.	510	23
Franklin Covey Co. (a)	758	13
Franklin Electric Co., Inc.	499	16
G&K Services, Inc. ‘A’	1,398	102
General Cable Corp.	1,667	20
Gibraltar Industries, Inc. (a)	872	25
Global Brass & Copper Holdings, Inc.	9,066	226
GP Strategies Corp. (a)	418	11
Granite Construction, Inc.	1,757	84
Great Lakes Dredge & Dock Corp. (a)	10,591	47
Greenbrier Cos., Inc.	938	26
Griffon Corp.	8,572	132
H&E Equipment Services, Inc.	8,439	148

Harsco Corp.	5,834	32
Hawaiian Holdings, Inc. (a)	4,698	222
HC2 Holdings, Inc. (a)	6,481	25
Healthcare Services Group, Inc.	544	20
Heartland Express, Inc.	3,417	63
Heidrick & Struggles International, Inc.	3,860	91
Herman Miller, Inc.	372	11
Hill International, Inc. (a)	10,367	35
Hillenbrand, Inc.	3,689	110
HNI Corp.	2,311	91
Hub Group, Inc. ‘A’ (a)	677	28
Hurco Cos., Inc.	651	21
Huron Consulting Group, Inc. (a)	1,429	83
Hyster-Yale Materials Handling, Inc.	607	40
ICF International, Inc. (a)	3,238	111
InnerWorkings, Inc. (a)	2,647	21
Insperity, Inc.	2,645	137
Interface, Inc.	2,335	43
John Bean Technologies Corp.	1,362	77
Kadant, Inc.	1,201	54
Kaman Corp.	4,718	201
Kelly Services, Inc. ‘A’	5,020	96
KEYW Holding Corp. (a)	8,666	58
Kforce, Inc.	3,933	77
Kimball International, Inc. ‘B’	3,960	45
Knight Transportation, Inc.	3,172	83
Knoll, Inc.	5,181	112
Korn/Ferry International	7,671	217
Kratos Defense & Security Solutions, Inc. (a)	17,500	87
Layne Christensen Co. (a)	2,776	20
LB Foster Co. ‘A’	1,260	23
Lindsay Corp.	687	49
LSI Industries, Inc.	2,395	28
Lydall, Inc. (a)	480	16
Manitowoc Co., Inc.	1,162	5
Manitowoc Foodservice, Inc.	1,162	17
Marten Transport Ltd.	2,166	41
Masonite International Corp. (a)	199	13
MasTec, Inc. (a)	12,041	244
Matson, Inc.	2,115	85
Matthews International Corp. ‘A’	3,473	179
McGrath RentCorp	4,495	113
Meritor, Inc. (a)	2,043	16
Milacron Holdings Corp. (a)	1,112	18
Miller Industries, Inc.	1,335	27
Mistras Group, Inc. (a)	2,064	51
Mobile Mini, Inc.	4,104	135
MSA Safety, Inc.	481	23
Mueller Industries, Inc.	1,676	49
Multi-Color Corp.	249	13
MYR Group, Inc. (a)	3,030	76
National Presto Industries, Inc.	1,202	101
Navigant Consulting, Inc. (a)	7,875	124
Navistar International Corp. (a)	2,953	37
Nortek, Inc. (a)	1,216	59
On Assignment, Inc. (a)	419	15
PAM Transportation Services, Inc. (a)	410	13
PGT, Inc. (a)	942	9
Ply Gem Holdings, Inc. (a)	1,709	24
Powell Industries, Inc.	545	16
Primoris Services Corp.	2,506	61
Quad/Graphics, Inc.	6,476	84
Quanex Building Products Corp.	2,216	38
Raven Industries, Inc.	1,844	30
RBC Bearings, Inc. (a)	1,100	81
Resources Connection, Inc.	8,695	135
Roadrunner Transportation Systems, Inc. (a)	2,687	33
Rollins, Inc.	1,546	42
RPX Corp. (a)	4,552	51
Rush Enterprises, Inc. ‘A’ (a)	4,994	91
Saia, Inc. (a)	1,476	42
Simpson Manufacturing Co., Inc.	2,595	99
SPX Corp.	9,056	136
Standex International Corp.	255	20
Steelcase, Inc. ‘A’	10,223	153
Sun Hydraulics Corp.	725	24
TAL International Group, Inc.	16,645	257
TASER International, Inc. (a)	3,087	61
Team, Inc. (a)	1,367	42
Tennant Co.	559	29
Tetra Tech, Inc.	1,503	45
Textainer Group Holdings Ltd.	1,850	27
Thermon Group Holdings, Inc. (a)	2,151	38
Titan International, Inc.	18,564	100
Titan Machinery, Inc. (a)	2,031	23
TriMas Corp. (a)	6,417	112

TriNet Group, Inc. (a)	1,614	23
TrueBlue, Inc. (a)	925	24
Tutor Perini Corp. (a)	3,589	56
U.S. Ecology, Inc.	575	25
UniFirst Corp.	677	74
Univar, Inc. (a)	4,138	71
Universal Forest Products, Inc.	1,163	100
USA Truck, Inc. (a)	2,081	39
Veritiv Corp. (a)	2,793	104
Viad Corp.	581	17
Vicor Corp. (a)	1,303	14
Watts Water Technologies, Inc. ‘A”	2,510	138
Werner Enterprises, Inc.	9,054	246
Wesco Aircraft Holdings, Inc. (a)	8,610	124
Xerium Technologies, Inc. (a)	2,686	14

		12,555

INFORMATION TECHNOLOGY 19.1%
3D Systems Corp. (a)	1,874	29
A10 Networks, Inc. (a)	2,424	14
ACI Worldwide, Inc. (a)	1,000	21
Actua Corp. (a)	1,746	16
Acxiom Corp. (a)	8,384	180
ADTRAN, Inc.	18,338	371
Advanced Energy Industries, Inc. (a)	2,673	93
Alpha & Omega Semiconductor Ltd. (a)	2,324	28
American Software, Inc. ‘A’	1,649	15
Amkor Technology, Inc. (a)	39,747	234
Applied Micro Circuits Corp. (a)	2,542	16
Arista Networks, Inc. (a)	448	28
Avid Technology, Inc. (a)	16,005	108
AVX Corp.	8,268	104
Axcelis Technologies, Inc. (a)	10,589	30
Bankrate, Inc. (a)	9,008	83
Bel Fuse, Inc. ‘B’	1,137	17
Belden, Inc.	649	40
Benchmark Electronics, Inc. (a)	12,970	299
Black Box Corp.	4,521	61
Blackbaud, Inc.	1,117	70
Blackhawk Network Holdings, Inc. (a)	2,969	102
Blucora, Inc. (a)	10,462	54
Bottomline Technologies de, Inc. (a)	353	11
Brooks Automation, Inc.	6,637	69
Cabot Microelectronics Corp.	6,542	268
CalAmp Corp. (a)	909	16
Calix, Inc. (a)	9,277	66
Callidus Software, Inc. (a)	676	11
Cardtronics, Inc. (a)	2,423	87
Cascade Microtech, Inc. (a)	631	13
Cass Information Systems, Inc.	204	11
CEVA, Inc. (a)	1,126	25
Checkpoint Systems, Inc. (a)	11,579	117
Ciber, Inc. (a)	11,446	24
Ciena Corp. (a)	1,928	37
Cirrus Logic, Inc. (a)	8,072	294
Coherent, Inc. (a)	2,256	207
Cohu, Inc.	2,777	33
CommVault Systems, Inc. (a)	1,860	80
comScore, Inc. (a)	1,856	56
Comtech Telecommunications Corp.	5,111	119
Control4 Corp. (a)	2,285	18
Cray, Inc. (a)	1,118	47
CSG Systems International, Inc.	5,631	254
CTS Corp.	983	16
Daktronics, Inc.	5,753	45
Datalink Corp. (a)	4,743	43
DHI Group, Inc. (a)	13,178	106
Diebold, Inc.	1,783	52
Digi International, Inc. (a)	3,309	31
Digimarc Corp. (a)	293	9
Diodes, Inc. (a)	6,546	132
Dolby Laboratories, Inc. ‘A’	6,037	262
DSP Group, Inc. (a)	3,024	28
DTS, Inc. (a)	841	18
EarthLink Holdings Corp.	60,628	344
Eastman Kodak Co. (a)	1,765	19
Ebix, Inc.	4,143	169
Electro Rent Corp.	3,393	31
Electro Scientific Industries, Inc. (a)	3,303	24
Electronics For Imaging, Inc. (a)	2,815	119
Ellie Mae, Inc. (a)	773	70
EnerNOC, Inc. (a)	7,586	57
Entegris, Inc. (a)	11,036	150
Epiq Systems, Inc.	4,421	66
ePlus, Inc. (a)	1,019	82

Everi Holdings, Inc. (a)	17,008	39
ExlService Holdings, Inc. (a)	3,152	163
Extreme Networks, Inc. (a)	46,186	144
Fair Isaac Corp.	1,105	117
Fairchild Semiconductor International, Inc. (a)	5,572	111
FARO Technologies, Inc. (a)	1,741	56
Finisar Corp. (a)	4,671	85
FormFactor, Inc. (a)	3,169	23
Forrester Research, Inc.	908	31
GSI Group, Inc. (a)	3,195	45
Hackett Group, Inc.	3,870	59
Harmonic, Inc. (a)	25,499	83
Heartland Payment Systems, Inc.	692	67
II-VI, Inc. (a)	6,315	137
Imation Corp. (a)	11,353	18
Infoblox, Inc. (a)	1,213	21
Insight Enterprises, Inc. (a)	10,097	289
Interactive Intelligence Group, Inc. (a)	1,048	38
InterDigital, Inc.	6,349	353
Internap Corp. (a)	6,582	18
Intersil Corp. ‘A’	23,669	317
Intralinks Holdings, Inc. (a)	10,797	85
Itron, Inc. (a)	6,274	262
Ixia (a)	14,472	180
IXYS Corp.	3,273	37
Lattice Semiconductor Corp. (a)	10,542	60
Limelight Networks, Inc. (a)	13,914	25
Lionbridge Technologies, Inc. (a)	5,175	26
Liquidity Services, Inc. (a)	13,084	68
Littelfuse, Inc.	708	87
LivePerson, Inc. (a)	6,211	36
LogMeIn, Inc. (a)	1,267	64
Lumentum Holdings, Inc. (a)	575	16
M/A-COM Technology Solutions Holdings, Inc. (a)	1,369	60
ManTech International Corp. ‘A’	6,281	201
Maxwell Technologies, Inc. (a)	5,780	34
Methode Electronics, Inc.	935	27
MicroStrategy, Inc. ‘A’ (a)	564	101
MKS Instruments, Inc.	4,009	151
ModusLink Global Solutions, Inc. (a)	6,678	10
MoneyGram International, Inc. (a)	10,478	64
Monolithic Power Systems, Inc.	309	20
Monotype Imaging Holdings, Inc.	1,582	38
Monster Worldwide, Inc. (a)	56,406	184
MTS Systems Corp.	1,593	97
Multi-Fineline Electronix, Inc. (a)	3,839	89
Nanometrics, Inc. (a)	1,228	20
NETGEAR, Inc. (a)	10,318	417
NetScout Systems, Inc. (a)	798	18
Newport Corp. (a)	6,434	148
NIC, Inc.	3,190	58
OSI Systems, Inc. (a)	1,399	92
Park Electrochemical Corp.	3,352	54
PC Connection, Inc.	1,986	51
Pegasystems, Inc.	2,058	52
Perficient, Inc. (a)	2,087	45
Photronics, Inc. (a)	15,864	165
Plantronics, Inc.	2,762	108
Plexus Corp. (a)	4,096	162
Power Integrations, Inc.	913	45
Progress Software Corp. (a)	13,106	316
QLogic Corp. (a)	6,011	81
Qualys, Inc. (a)	1,261	32
Quantum Corp. (a)	31,595	19
QuinStreet, Inc. (a)	4,935	17
Rambus, Inc. (a)	2,346	32
RealNetworks, Inc. (a)	5,104	21
RealPage, Inc. (a)	1,557	32
RetailMeNot, Inc. (a)	8,286	66
RingCentral, Inc. ‘A’ (a)	1,863	29
Rofin-Sinar Technologies, Inc. (a)	3,434	111
Rogers Corp. (a)	1,160	69
Rovi Corp. (a)	9,037	185
Rudolph Technologies, Inc. (a)	6,355	87
Sanmina Corp. (a)	4,680	109
ScanSource, Inc. (a)	3,892	157
Science Applications International Corp.	3,450	184
Seachange International, Inc. (a)	7,810	43
Semtech Corp. (a)	4,435	98
ShoreTel, Inc. (a)	6,283	47
Shutterstock, Inc. (a)	492	18
Sigma Designs, Inc. (a)	11,072	75
Silicon Graphics International Corp. (a)	11,592	83
Silicon Laboratories, Inc. (a)	2,221	100
Sonus Networks, Inc. (a)	12,068	91
Stamps.com, Inc. (a)	525	56

SunEdison Semiconductor Ltd. (a)	9,932	64
Super Micro Computer, Inc. (a)	1,352	46
Sykes Enterprises, Inc. (a)	8,231	248
Synchronoss Technologies, Inc. (a)	1,558	50
Syntel, Inc. (a)	875	44
Tangoe, Inc. (a)	2,310	18
TechTarget, Inc. (a)	2,152	16
Telenav, Inc. (a)	4,458	26
TeleTech Holdings, Inc.	3,528	98
TESSCO Technologies, Inc.	1,446	24
Tessera Technologies, Inc.	1,568	49
TiVo, Inc. (a)	5,229	50
TTM Technologies, Inc. (a)	25,079	167
Ultra Clean Holdings, Inc. (a)	5,694	31
United Online, Inc. (a)	5,818	67
VASCO Data Security International, Inc. (a)	1,068	16
Veeco Instruments, Inc. (a)	1,224	24
Viavi Solutions, Inc. (a)	13,336	92
Vishay Precision Group, Inc. (a)	1,678	24
Web.com Group, Inc. (a)	1,660	33
WebMD Health Corp. (a)	7,123	446
Xcerra Corp. (a)	3,071	20
XO Group, Inc. (a)	3,758	60
Xura, Inc. (a)	3,330	66
Zix Corp. (a)	3,937	16
Zynga, Inc. ‘A’ (a)	40,542	92

		15,465

MATERIALS 4.8%
A Schulman, Inc.	3,966	108
AEP Industries, Inc.	905	60
AK Steel Holding Corp. (a)	9,103	38
American Vanguard Corp.	7,398	117
Ampco-Pittsburgh Corp.	1,614	22
Balchem Corp.	1,052	65
Boise Cascade Co. (a)	1,737	36
Calgon Carbon Corp.	2,913	41
Carpenter Technology Corp.	4,068	139
Century Aluminum Co. (a)	2,210	16
Chemtura Corp. (a)	4,114	109
Clearwater Paper Corp. (a)	2,034	99
Coeur Mining, Inc. (a)	10,296	58
Core Molding Technologies, Inc. (a)	1,960	24
Flotek Industries, Inc. (a)	6,469	47
FutureFuel Corp.	5,442	64
Greif, Inc. ‘A’	2,095	69
Hawkins, Inc.	901	32
Haynes International, Inc.	700	26
HB Fuller Co.	2,991	127
Headwaters, Inc. (a)	2,401	48
Innophos Holdings, Inc.	4,669	144
Innospec, Inc.	1,537	67
Intrepid Potash, Inc. (a)	5,885	6
Kaiser Aluminum Corp.	2,926	247
Koppers Holdings, Inc. (a)	6,500	146
Kraton Performance Polymers, Inc. (a)	5,435	94
Louisiana-Pacific Corp. (a)	2,344	40
Materion Corp.	2,406	64
Minerals Technologies, Inc.	1,643	93
Myers Industries, Inc.	4,943	64
Neenah Paper, Inc.	805	51
Olympic Steel, Inc.	933	16
OMNOVA Solutions, Inc. (a)	7,316	41
PH Glatfelter Co.	3,263	68
Platform Specialty Products Corp. (a)	7,572	65
Quaker Chemical Corp.	446	38
Rayonier Advanced Materials, Inc.	2,148	20
Royal Gold, Inc.	337	17
Ryerson Holding Corp. (a)	4,606	26
Schnitzer Steel Industries, Inc. ‘A’	5,741	106
Schweitzer-Mauduit International, Inc.	2,989	94
Stepan Co.	2,371	131
Summit Materials, Inc. ‘A’ (a)	2,315	45
SunCoke Energy, Inc.	33,860	220
TimkenSteel Corp.	2,982	27
Tredegar Corp.	2,047	32
Trinseo S.A. (a)	1,990	73
Tronox Ltd. ‘A’	42,183	270
U.S. Concrete, Inc. (a)	576	34
Westlake Chemical Corp.	641	30

Worthington Industries, Inc.	4,458	159

		3,873

TELECOMMUNICATION SERVICES 2.6%
Atlantic Tele-Network, Inc.	703	53
Boingo Wireless, Inc. (a)	3,706	29
Cogent Communications Holdings, Inc.	1,263	49
Consolidated Communications Holdings, Inc.	9,537	246
FairPoint Communications, Inc. (a)	4,561	68
General Communication, Inc. ‘A’ (a)	9,941	182
Hawaiian Telcom Holdco, Inc. (a)	1,323	31
IDT Corp. ‘B’	2,779	43
Inteliquent, Inc.	7,440	119
Iridium Communications, Inc. (a)	36,329	286
Lumos Networks Corp. (a)	2,771	36
NTELOS Holdings Corp. (a)	18,684	172
Shenandoah Telecommunications Co.	3,357	90
Spok Holdings, Inc.	3,721	65
U.S. Cellular Corp. (a)	4,212	193
Vonage Holdings Corp. (a)	62,392	285
West Corp.	5,977	136

		2,083

UTILITIES 2.3%
American States Water Co.	4,647	183
Artesian Resources Corp. ‘A’	841	24
California Water Service Group	7,463	199
Chesapeake Utilities Corp.	971	61
Connecticut Water Service, Inc.	1,080	49
Empire District Electric Co.	9,871	326
MGE Energy, Inc.	3,052	160
Middlesex Water Co.	2,405	74
New Jersey Resources Corp.	883	32
Northwest Natural Gas Co.	5,681	306
Otter Tail Corp.	4,029	119
SJW Corp.	2,575	94
Spark Energy, Inc.‘A’	1,405	25
Unitil Corp.	3,266	139
York Water Co.	1,107	34
		1,825

Total United States		76,581

Total Common Stocks (Cost $67,964)		76,636

REAL ESTATE INVESTMENT TRUSTS 4.7%
UNITED STATES 4.7%
FINANCIALS 4.7%
AG Mortgage Investment Trust, Inc.	4,244	56
Agree Realty Corp.	1,006	39
American Assets Trust, Inc.	1,120	45
American Capital Mortgage Investment Corp.	9,874	145
Anworth Mortgage Asset Corp.	35,805	167
Apollo Commercial Real Estate Finance, Inc.	3,133	51
Apollo Residential Mortgage, Inc.	5,700	77
Armada Hoffler Properties, Inc.	1,887	21
ARMOUR Residential REIT, Inc.	6,787	146
Ashford Hospitality Prime, Inc.	1,807	21
Ashford Hospitality Trust, Inc.	6,558	42
Capstead Mortgage Corp.	20,016	198
Cedar Realty Trust, Inc.	4,441	32
Chatham Lodging Trust	461	10
Chesapeake Lodging Trust	995	26
Colony Capital, Inc. ‘A’	476	8
Colony Starwood Homes	1,175	29
CoreSite Realty Corp.	1,135	79
CyrusOne, Inc.	1,237	57
CYS Investments, Inc.	20,545	167
DuPont Fabros Technology, Inc.	3,808	154
Dynex Capital, Inc.	16,519	110
EastGroup Properties, Inc.	650	39
Equity One, Inc.	1,880	54
First Potomac Realty Trust	5,743	52
Franklin Street Properties Corp.	9,991	106
Getty Realty Corp.	1,851	37
Gladstone Commercial Corp.	1,856	30
Government Properties Income Trust	4,648	83
Gramercy Property Trust	7,605	64
Healthcare Realty Trust, Inc.	2,979	92
Investors Real Estate Trust	12,132	88

Lexington Realty Trust	12,056	104
LTC Properties, Inc.	287	13
Monmouth Real Estate Investment Corp.	2,055	24
National Storage Affiliates Trust	915	19
Pennsylvania Real Estate Investment Trust	1,720	38
PennyMac Mortgage Investment Trust	5,066	69
Potlatch Corp.	1,636	52
Preferred Apartment Communities, Inc. ‘A’	1,680	21
PS Business Parks, Inc.	850	85
QTS Realty Trust, Inc. ‘A’	1,388	66
Ramco-Gershenson Properties Trust	838	15
Redwood Trust, Inc.	15,711	206
Resource Capital Corp.	3,686	41
Retail Opportunity Investments Corp.	1,439	29
Rexford Industrial Realty, Inc.	1,373	25
Rouse Properties, Inc.	1,207	22
Ryman Hospitality Properties, Inc.	4,360	224
Sabra Health Care REIT, Inc.	1,388	28
Select Income REIT	3,049	70
Silver Bay Realty Trust Corp.	1,946	29
STORE Capital Corp.	613	16
Summit Hotel Properties, Inc.	4,835	58
Tier REIT, Inc.	1,252	17
United Development Funding	3,661	0
Urstadt Biddle Properties, Inc. ‘A’	1,199	25
Washington Real Estate Investment Trust	4,263	125
Western Asset Mortgage Capital Corp.	5,278	53
Winthrop Realty Trust	1,167	15
		3,814

Total Real Estate Investment Trusts (Cost $3,639)		3,814

RIGHTS 0.0%
UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Vince Holding Corp.	5,200	1

Total Rights (Cost $0)		1

Total Investments in Securities (Cost $71,603)		80,451

Total Investments 99.4% (Cost $71,603)		$80,451
Other Assets and Liabilities, net 0.6%		459

Net Assets 100.0%		$80,910

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Common Stocks
United Kingdom
Health Care	$55	$0	$0	$55
United States
Consumer Discretionary	16,769	0	0	16,769
Consumer Staples	3,519	0	0	3,519
Energy	3,495	0	0	3,495
Financials	9,449	0	0	9,449
Health Care	7,548	0	0	7,548
Industrials	12,555	0	0	12,555
Information Technology	15,465	0	0	15,465
Materials	3,873	0	0	3,873
Telecommunication Services	2,083	0	0	2,083
Utilities	1,825	0	0	1,825
Real Estate Investment Trusts
United States
Financials	3,814	0	0	3,814
Rights
United States
Consumer Discretionary	0	0	1	1

Total Investments	$80,450	$0	$1	$80,451

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend 2020 Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 39.8%
MUTUAL FUNDS 39.8%
Vanguard 500 Index Fund ‘Admiral’	4,363	$829
Vanguard Developed Markets Index Fund ‘Admiral’	33,367	385
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	9,555	274
Vanguard Small-Cap Index Fund ‘Admiral’	2,273	121

Total Mutual Funds (Cost $1,622)		1,609

Total Investments in Securities (Cost $1,622)		1,609

INVESTMENTS IN AFFILIATES 55.4%
MUTUAL FUNDS (a) 55.4%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,760	89
PIMCO High Yield Fund	36,250	304
PIMCO Income Fund	41,422	488
PIMCO Long Duration Total Return Fund	17,007	192
PIMCO Long-Term Credit Fund	16,612	189
PIMCO Real Return Asset Fund	46,262	380
PIMCO Real Return Fund	37,000	404
PIMCO Total Return Fund	18,463	188

Total Mutual Funds (Cost $2,243)		2,234

Total Investments in Affiliates (Cost $2,243)		2,234

Total Investments 95.2% (Cost $3,865)		$3,843
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $8)		2
Other Assets and Liabilities, net 4.8%		194

Net Assets 100.0%		$4,039

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	06/17/2016	2	$4	$1
Put - CBOE S&P 500 Index	1,750.000	09/16/2016	1	7	2

				$11	$3

Total Purchased Options				$11	$3

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,500.000	09/16/2016	1	$(3)	$(1)

Total Written Options				$(3)	$(1)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	12	1-Month USD-LIBOR plus a specified spread	04/06/2017	$111	$0	$0	$0
CBK	Receive	BCOMTR Index	374	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	59	0	0	0
JPM	Receive	BCOMTR Index	132	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	21	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$1,609	$0	$0	$1,609
	$1,609	$0	$0	$1,609

Investments in Affiliates, at Value
Mutual Funds	2,234	0	0	2,234

Total Investments	$3,843	$0	$0	$3,843

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)

Totals	$3,843	$2	$0	$3,845

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend 2025 Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 48.0%
MUTUAL FUNDS 48.0%
Vanguard 500 Index Fund ‘Admiral’	4,243	$806
Vanguard Developed Markets Index Fund ‘Admiral’	33,371	385
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	10,006	287
Vanguard Small-Cap Index Fund ‘Admiral’	2,382	127

Total Mutual Funds (Cost $1,640)		1,605

Total Investments in Securities (Cost $1,640)		1,605

INVESTMENTS IN AFFILIATES 46.1%
MUTUAL FUNDS (a) 46.1%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,960	40
PIMCO High Yield Fund	30,078	252
PIMCO Income Fund	26,641	313
PIMCO Long Duration Total Return Fund	14,966	169
PIMCO Long-Term Credit Fund	14,630	167
PIMCO Real Return Asset Fund	40,743	335
PIMCO Real Return Fund	18,390	201
PIMCO Total Return Fund	6,353	65

Total Mutual Funds (Cost $1,569)		1,542

Total Investments in Affiliates (Cost $1,569)		1,542

Total Investments 94.1% (Cost $3,209)		$3,147
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $9)		2
Other Assets and Liabilities, net 5.8%		194

Net Assets 100.0%		$3,343

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	06/17/2016	2	$4	$0
Put - CBOE S&P 500 Index	1,600.000	09/16/2016	3	14	4

				$18	$4

Total Purchased Options				$18	$4

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	09/16/2016	3	$(9)	$(2)

Total Written Options				$(9)	$(2)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	14	1-Month USD-LIBOR plus a specified spread	04/06/2017	$130	$0	$0	$0
CBK	Receive	BCOMTR Index	378	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	60	0	0	0
JPM	Receive	BCOMTR Index	41	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	6	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$1,605	$0	$0	$1,605
	$1,605	$0	$0	$1,605

Investments in Affiliates, at Value
Mutual Funds	1,542	0	0	1,542

Total Investments	$3,147	$0	$0	$3,147

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Totals	$3,147	$2	$0	$3,149

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend 2030 Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 56.2%
MUTUAL FUNDS 56.2%
Vanguard 500 Index Fund ‘Admiral’	9,421	$1,790
Vanguard Developed Markets Index Fund ‘Admiral’	72,449	835
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	21,134	607
Vanguard Small-Cap Index Fund ‘Admiral’	4,645	248

Total Mutual Funds (Cost $3,370)		3,480

Total Investments in Securities (Cost $3,370)		3,480

INVESTMENTS IN AFFILIATES 36.2%
MUTUAL FUNDS (a) 36.1%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,105	62
PIMCO High Yield Fund	55,763	467
PIMCO Income Fund	45,161	532
PIMCO Long Duration Total Return Fund	21,163	239
PIMCO Long-Term Credit Fund	20,602	235
PIMCO Real Return Asset Fund	57,443	472
PIMCO Real Return Fund	14,767	161
PIMCO Total Return Fund	6,773	69

Total Mutual Funds (Cost $2,212)		2,237

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	514	5

Total Short-Term Instruments (Cost $5)		5

Total Investments in Affiliates (Cost $2,217)		2,242

Total Investments 92.4% (Cost $5,587)		$5,722
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $9)		2
Other Assets and Liabilities, net 7.6%		469

Net Assets 100.0%		$6,193

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,650.000	06/17/2016	2	$3	$1
Put - CBOE S&P 500 Index	1,750.000	06/17/2016	1	4	1
Put - CBOE S&P 500 Index	1,550.000	09/16/2016	2	8	1

				$15	$3

Total Purchased Options				$15	$3

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	1	$(2)	$0
Put - CBOE S&P 500 Index	1,350.000	09/16/2016	2	(4)	(1)

				$(6)	$(1)

Total Written Options				$(6)	$(1)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	37	1-Month USD-LIBOR plus a specified spread	04/06/2017	$343	$0	$0	$0
CBK	Receive	BCOMTR Index	247	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	39	0	0	0
JPM	Receive	BCOMTR Index	529	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	84	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$3,480	$0	$0	$3,480
	$3,480	$0	$0	$3,480

Investments in Affiliates, at Value
Mutual Funds	2,237	0	0	2,237
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5	0	0	5
	$2,242	$0	$0	$2,242

Total Investments	$5,722	$0	$0	$5,722

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)

Totals	$5,722	$2	$0	$5,724

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend 2035 Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 63.4%
MUTUAL FUNDS 63.4%
Vanguard 500 Index Fund ‘Admiral’	9,896	$1,880
Vanguard Developed Markets Index Fund ‘Admiral’	78,123	901
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	21,899	629
Vanguard Small-Cap Index Fund ‘Admiral’	5,243	280

Total Mutual Funds (Cost $3,640)		3,690

Total Investments in Securities (Cost $3,640)		3,690

INVESTMENTS IN AFFILIATES 28.7%
MUTUAL FUNDS (a) 27.0%
PIMCO Emerging Local Bond Fund	6,856	50
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5,722	58
PIMCO High Yield Fund	46,762	391
PIMCO Income Fund	38,012	448
PIMCO Long Duration Total Return Fund	12,166	137
PIMCO Long-Term Credit Fund	11,723	134
PIMCO Real Return Asset Fund	21,482	177
PIMCO Real Return Fund	10,649	116
PIMCO Total Return Fund	5,720	58

Total Mutual Funds (Cost $1,559)		1,569

SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	10,133	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $1,659)		1,669

Total Investments 92.1% (Cost $5,299)		$5,359
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $8)		2
Other Assets and Liabilities, net 7.9%		459

Net Assets 100.0%		$5,820

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,650.000	06/17/2016	1	$1	$0
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	2	7	1
Put - CBOE S&P 500 Index	1,650.000	09/16/2016	3	17	5

				$25	$6

Total Purchased Options				$25	$6

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	2	$(5)	$(1)
Put - CBOE S&P 500 Index	1,550.000	09/16/2016	3	(12)	(3)

				$(17)	$(4)

Total Written Options				$(17)	$(4)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	48	1-Month USD-LIBOR plus a specified spread	04/06/2017	$444	$0	$0	$0
CBK	Receive	BCOMTR Index	396	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	63	0	0	0
JPM	Receive	BCOMTR Index	334	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	53	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$3,690	$0	$0	$3,690
	$3,690	$0	$0	$3,690

Investments in Affiliates, at Value
Mutual Funds	1,569	0	0	1,569
Short-Term Instruments
Central Funds Used for Cash Management Purposes	100	0	0	100

	$1,669	$0	$0	$1,669
Total Investments	$5,359	$0	$0	$5,359

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4)	$0	$(4)

Totals	$5,359	$2	$0	$5,361

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend 2040 Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.0%
MUTUAL FUNDS 68.0%
Vanguard 500 Index Fund ‘Admiral’	5,984	$1,137
Vanguard Developed Markets Index Fund ‘Admiral’	47,658	550
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	13,548	389
Vanguard Small-Cap Index Fund ‘Admiral’	3,097	165

Total Mutual Funds (Cost $2,297)		2,241

Total Investments in Securities (Cost $2,297)		2,241

INVESTMENTS IN AFFILIATES 22.0%
MUTUAL FUNDS (a) 22.0%
PIMCO Emerging Local Bond Fund	8,354	60
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,239	33
PIMCO High Yield Fund	19,393	162
PIMCO Income Fund	16,495	194
PIMCO Long Duration Total Return Fund	4,850	55
PIMCO Long-Term Credit Fund	4,618	53
PIMCO Real Return Asset Fund	8,132	67
PIMCO Real Return Fund	6,027	66
PIMCO Total Return Fund	3,232	33

Total Mutual Funds (Cost $735)		723

Total Investments in Affiliates (Cost $735)		723

Total Investments 90.0% (Cost $3,032)		$2,964
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $6)		1
Other Assets and Liabilities, net 10.0%		330

Net Assets 100.0%		$3,295

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	2	$7	$1
Put - CBOE S&P 500 Index	1,600.000	09/16/2016	2	10	2

				$17	$3

Total Purchased Options				$17	$3

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	2	$(5)	$(1)
Put - CBOE S&P 500 Index	1,450.000	09/16/2016	2	(6)	(1)

				$(11)	$(2)

Total Written Options				$(11)	$(2)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	28	1-Month USD-LIBOR plus a specified spread	04/06/2017	$259	$0	$0	$0
CBK	Receive	BCOMTR Index	393	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	63	0	0	0
JPM	Receive	BCOMTR Index	20	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	3	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$2,241	$0	$0	$2,241
	$2,241	$0	$0	$2,241

Investments in Affiliates, at Value
Mutual Funds	723	0	0	723

Total Investments	$2,964	$0	$0	$2,964

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Totals	$2,964	$1	$0	$2,965

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend 2045 Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.0%
MUTUAL FUNDS 72.0%
Vanguard 500 Index Fund ‘Admiral’	5,971	$1,134
Vanguard Developed Markets Index Fund ‘Admiral’	47,611	549
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	13,864	398
Vanguard Small-Cap Index Fund ‘Admiral’	2,922	156

Total Mutual Funds (Cost $2,320)		2,237

Total Investments in Securities (Cost $2,320)		2,237

INVESTMENTS IN AFFILIATES 17.9%
MUTUAL FUNDS (a) 17.9%
PIMCO Emerging Local Bond Fund	8,719	63
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,055	31
PIMCO High Yield Fund	10,827	91
PIMCO Income Fund	10,285	121
PIMCO Long Duration Total Return Fund	4,299	48
PIMCO Long-Term Credit Fund	4,084	47
PIMCO Real Return Asset Fund	7,633	63
PIMCO Real Return Fund	5,685	62
PIMCO Total Return Fund	3,049	31

Total Mutual Funds (Cost $572)		557

Total Investments in Affiliates (Cost $572)		557

Total Investments 89.9% (Cost $2,892)		$2,794
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $6)		1
Other Assets and Liabilities, net 10.1%		312

Net Assets 100.0%		$3,107

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	2	$7	$1
Put - CBOE S&P 500 Index	1,600.000	09/16/2016	2	10	2

				$17	$3

Total Purchased Options				$17	$3

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	2	$(5)	$(1)
Put - CBOE S&P 500 Index	1,450.000	09/16/2016	2	(6)	(1)

				$(11)	$(2)

Total Written Options				$(11)	$(2)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	27	1-Month USD-LIBOR plus a specified spread	04/06/2017	$250	$0	$0	$0
CBK	Receive	BCOMTR Index	390	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	62	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$2,237	$0	$0	$2,237
	$2,237	$0	$0	$2,237

Investments in Affiliates, at Value
Mutual Funds	557	0	0	557

Total Investments	$2,794	$0	$0	$2,794

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Totals	$2,794	$1	$0	$2,795

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend 2050 Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.6%
MUTUAL FUNDS 73.6%
Vanguard 500 Index Fund ‘Admiral’	6,629	$1,259
Vanguard Developed Markets Index Fund ‘Admiral’	51,750	597
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	15,137	435
Vanguard Small-Cap Index Fund ‘Admiral’	3,141	168

Total Mutual Funds (Cost $2,525)		2,459

Total Investments in Securities (Cost $2,525)		2,459

INVESTMENTS IN AFFILIATES 16.3%
MUTUAL FUNDS (a) 16.3%
PIMCO Emerging Local Bond Fund	9,373	68
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,284	33
PIMCO High Yield Fund	10,031	84
PIMCO Income Fund	9,922	117
PIMCO Long Duration Total Return Fund	4,621	52
PIMCO Long-Term Credit Fund	4,390	50
PIMCO Real Return Asset Fund	4,918	40
PIMCO Real Return Fund	6,111	67
PIMCO Total Return Fund	3,278	33

Total Mutual Funds (Cost $557)		544

Total Investments in Affiliates (Cost $557)		544

Total Investments 89.9% (Cost $3,082)		$3,003
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $6)		1
Other Assets and Liabilities, net 10.1%		335

Net Assets 100.0%		$3,339

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	2	$7	$1
Put - CBOE S&P 500 Index	1,600.000	09/16/2016	2	10	2

				$17	$3

Total Purchased Options				$17	$3

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	2	$(5)	$(1)
Put - CBOE S&P 500 Index	1,450.000	09/16/2016	2	(6)	(1)

				$(11)	$(2)

Total Written Options				$(11)	$(2)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	29	1-Month USD-LIBOR plus a specified spread	04/06/2017	$268	$0	$0	$0
CBK	Receive	BCOMTR Index	419	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	67	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$2,459	$0	$0	$2,459
	$2,459	$0	$0	$2,459

Investments in Affiliates, at Value
Mutual Funds	544	0	0	544

Total Investments	$3,003	$0	$0	$3,003

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Totals	$3,003	$1	$0	$3,004

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend 2055 Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.8%
MUTUAL FUNDS 73.8%
Vanguard 500 Index Fund ‘Admiral’	6,071	$1,153
Vanguard Developed Markets Index Fund ‘Admiral’	47,147	544
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	13,791	396
Vanguard Small-Cap Index Fund ‘Admiral’	2,862	153

Total Mutual Funds (Cost $2,328)		2,246

Total Investments in Securities (Cost $2,328)		2,246

INVESTMENTS IN AFFILIATES 16.1%
MUTUAL FUNDS (a) 16.1%
PIMCO Emerging Local Bond Fund	8,540	62
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,992	30
PIMCO High Yield Fund	9,140	76
PIMCO Income Fund	9,040	106
PIMCO Long Duration Total Return Fund	4,211	48
PIMCO Long-Term Credit Fund	4,000	46
PIMCO Real Return Asset Fund	3,734	31
PIMCO Real Return Fund	5,568	61
PIMCO Total Return Fund	2,986	30

Total Mutual Funds (Cost $506)		490

Total Investments in Affiliates (Cost $506)		490

Total Investments 89.9% (Cost $2,834)		$2,736
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $6)		1
Other Assets and Liabilities, net 10.1%		305

Net Assets 100.0%		$3,042

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	2	$7	$1
Put - CBOE S&P 500 Index	1,600.000	09/16/2016	2	10	2

				$17	$3

Total Purchased Options				$17	$3

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	2	$(5)	$(1)
Put - CBOE S&P 500 Index	1,450.000	09/16/2016	2	(6)	(1)

				$(11)	$(2)

Total Written Options				$(11)	$(2)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	26	1-Month USD-LIBOR plus a specified spread	04/06/2017	$240	$0	$0	$0
CBK	Receive	BCOMTR Index	382	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	61	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$2,246	$0	$0	$2,246
	$2,246	$0	$0	$2,246

Investments in Affiliates, at Value
Mutual Funds	490	0	0	490

Total Investments	$2,736	$0	$0	$2,736

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Totals	$2,736	$1	$0	$2,737

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Blend Income Fund

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 35.8%
MUTUAL FUNDS 35.8%
Vanguard 500 Index Fund ‘Admiral’	3,286	$624
Vanguard Developed Markets Index Fund ‘Admiral’	22,684	261
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	6,883	198
Vanguard Small-Cap Index Fund ‘Admiral’	1,852	99
Total Mutual Funds (Cost $1,213)		1,182

Total Investments in Securities (Cost $1,213)		1,182

INVESTMENTS IN AFFILIATES 64.9%
MUTUAL FUNDS (a) 60.1%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	9,753	99
PIMCO High Yield Fund	29,550	247
PIMCO Income Fund	46,130	543
PIMCO Long Duration Total Return Fund	10,393	118
PIMCO Long-Term Credit Fund	10,103	115
PIMCO Real Return Asset Fund	28,143	232
PIMCO Real Return Fund	30,249	330
PIMCO Total Return Fund	29,302	298

Total Mutual Funds (Cost $2,011)		1,982

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	15,879	157

Total Short-Term Instruments (Cost $157)		157

Total Investments in Affiliates (Cost $2,168)		2,139

Total Investments 100.7% (Cost $3,381)		$3,321
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $8)		2
Other Assets and Liabilities, net (0.8%)		(24)

Net Assets 100.0%		$3,299

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	06/17/2016	2	$4	$1
Put - CBOE S&P 500 Index	1,750.000	09/16/2016	1	7	2

				$11	$3

Total Purchased Options				$11	$3

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,500.000	09/16/2016	1	$(3)	$(1)

Total Written Options				$(3)	$(1)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	7	1-Month USD-LIBOR plus a specified spread	04/06/2017	$65	$0	$0	$0
CBK	Receive	BCOMTR Index	413	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	65	0	0	0

							$0	$0	$0

Total Swap Agreements							$0	$0	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Mutual Funds	$1,182	$0	$0	$1,182
	$1,182	$0	$0	$1,182

Investments in Affiliates, at Value
Mutual Funds	1,982	0	0	1,982
Short-Term Instruments
Central Funds Used for Cash Management Purposes	157	0	0	157

	$2,139	$0	$0	$2,139

Total Investments	$3,321	$0	$0	$3,321

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)

Totals	$3,321	$2	$0	$3,323

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of a Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO Balanced Income Fund	$18,407	$523	$(1,393)	$(870)
PIMCO Dividend and Income Builder Fund	538,898	25,420	(69,028)	(43,608)
PIMCO EqS® Long/Short Fund	910,987	18,455	(6,759)	11,696
PIMCO Global Dividend Fund	97,906	6,442	(10,793)	(4,351)
PIMCO International Dividend Fund	6,361	255	(585)	(330)
PIMCO U.S. Dividend Fund	7,550	288	(511)	(223)
PIMCO RAE Fundamental Emerging Markets Fund	916,731	37,749	(9,828)	27,921
PIMCO RAE Fundamental Global Fund	242,490	705	(8,927)	(8,222)
PIMCO RAE Fundamental Global ex-US Fund	71,900	0	(9,868)	(9,868)
PIMCO RAE Fundamental International Fund	201,626	19,065	(15,337)	3,728
PIMCO RAE Fundamental US Fund	416,987	94,061	(14,515)	79,546
PIMCO RAE Fundamental US Small Fund	75,760	8,434	(3,743)	4,691
PIMCO RealPathTM Blend 2020 Fund	3,875	19	(51)	(32)
PIMCO RealPathTM Blend 2025 Fund	3,224	7	(84)	(77)
PIMCO RealPathTM Blend 2030 Fund	5,614	114	(6)	108
PIMCO RealPathTM Blend 2035 Fund	5,310	61	(12)	49
PIMCO RealPathTM Blend 2040 Fund	3,040	8	(84)	(76)
PIMCO RealPathTM Blend 2045 Fund	2,900	2	(108)	(106)
PIMCO RealPathTM Blend 2050 Fund	3,086	7	(90)	(83)
PIMCO RealPathTM Blend 2055 Fund	2,836	2	(102)	(100)
PIMCO RealPathTM Blend Income Fund	3,386	4	(69)	(65)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

3. INVESTMENTS IN AFFILIATES

The PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

PIMCO RAE Fundamental Global Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$4,767	$18,297	$(2,813)	$(963)	$724	$20,012	$401	$0
PIMCO RAE Fundamental International Fund	13,546	76,062	(1,674)	(265)	(5,092)	82,577	642	1,284
PIMCO RAE Fundamental US Fund	19,847	115,650	(1,494)	(92)	(2,232)	131,679	1,284	2,600
Totals	$38,160	$210,009	$(5,981)	$(1,320)	$(6,600)	$234,268	$2,327	$3,884

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RAE Fundamental Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$18,231	$364	$(3,442)	$(967)	$(2,087)	$12,099	$265	$0
PIMCO RAE Fundamental International Fund	51,806	5,081	(210)	(57)	(6,687)	49,933	427	853
Totals	$70,037	$5,445	$(3,652)	$(1,024)	$(8,774)	$62,032	$692	$853

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

The Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in these affiliated Funds or Central Funds for the period ended March 31, 2016 (amounts in thousands†):

PIMCO RealPathTM Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$75	$37	$(108)	$(9)	$5	$0	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	226	112	(243)	(13)	7	89	18	1
PIMCO High Yield Fund	153	182	(20)	(1)	(10)	304	7	4
PIMCO Income Fund	0	488	0	0	0	488	0	0
PIMCO Long Duration Total Return Fund	224	96	(130)	(7)	9	192	10	6
PIMCO Long-Term Credit Fund	0	189	0	0	0	189	0	0
PIMCO Real Return Asset Fund	301	106	(36)	(2)	11	380	5	0
PIMCO Real Return Fund	304	144	(50)	0	6	404	2	0
PIMCO Total Return Fund	459	180	(435)	(20)	4	188	12	16
Totals	$1,742	$1,534	$(1,022)	$(52)	$32	$2,234	$57	$27

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RealPathTM Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$76	$37	$(106)	$(12)	$5	$0	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	153	72	(178)	(10)	3	40	14	1
PIMCO High Yield Fund	232	124	(82)	(6)	(16)	252	11	7
PIMCO Income Fund	0	313	0	0	0	313	0	0
PIMCO Long Duration Total Return Fund	226	106	(160)	(10)	7	169	12	7
PIMCO Long-Term Credit Fund	0	167	0	0	0	167	0	0
PIMCO Real Return Asset Fund	304	123	(95)	(5)	8	335	5	0
PIMCO Real Return Fund	230	92	(122)	(2)	3	201	2	0
PIMCO Total Return Fund	233	107	(264)	(12)	1	65	7	10
Totals	$1,454	$1,141	$(1,007)	$(57)	$11	$1,542	$54	$25

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RealPathTM Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$154	$178	$(332)	$(10)	$10	$0	$6	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	76	128	(141)	(4)	3	62	6	0
PIMCO High Yield Fund	230	300	(55)	(4)	(4)	467	11	6
PIMCO Income Fund	0	532	0	0	0	532	0	0
PIMCO Long Duration Total Return Fund	225	294	(287)	(14)	21	239	11	6
PIMCO Long-Term Credit Fund	0	235	0	0	0	235	0	0
PIMCO Real Return Asset Fund	303	369	(221)	(6)	27	472	5	0
PIMCO Real Return Fund	76	155	(75)	0	5	161	1	0
PIMCO Short-Term Floating NAV Portfolio III	0	600	(595)	0	0	5	0	0
PIMCO Total Return Fund	77	158	(165)	(3)	2	69	3	3
Totals	$1,141	$2,949	$(1,871)	$(41)	$64	$2,242	$43	$15

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RealPathTM Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$155	$154	$(256)	$(17)	$14	$50	$7	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	58	(1)	0	1	58	0	0
PIMCO High Yield Fund	156	259	(15)	(1)	(8)	391	8	4
PIMCO Income Fund	0	448	0	0	0	448	0	0
PIMCO Long Duration Total Return Fund	228	227	(322)	(14)	18	137	12	7
PIMCO Long-Term Credit Fund	0	134	0	0	0	134	0	0
PIMCO Real Return Asset Fund	305	281	(426)	(3)	20	177	5	0
PIMCO Real Return Fund	0	116	(1)	0	1	116	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	1,000	(900)	0	0	100	0	0
PIMCO Total Return Fund	0	59	(1)	0	0	58	0	0
Totals	$844	$2,736	$(1,922)	$(35)	$46	$1,669	$32	$11

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RealPathTM Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$77	$32	$(45)	$(7)	$3	$60	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	33	0	0	0	33	0	0
PIMCO High Yield Fund	156	32	(14)	(1)	(11)	162	6	4
PIMCO Income Fund	0	194	0	0	0	194	0	0
PIMCO Long Duration Total Return Fund	228	45	(218)	(13)	13	55	10	6
PIMCO Long-Term Credit Fund	0	53	0	0	0	53	0	0
PIMCO Real Return Asset Fund	229	47	(215)	(5)	11	67	4	0
PIMCO Real Return Fund	0	66	0	0	0	66	0	0
PIMCO Total Return Fund	0	33	0	0	0	33	0	0
Totals	$690	$535	$(492)	$(26)	$16	$723	$23	$10

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RealPathTM Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$78	$11	$(20)	$(3)	$(3)	$63	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	31	0	0	0	31	0	0
PIMCO High Yield Fund	79	25	(8)	0	(5)	91	3	2
PIMCO Income Fund	0	121	0	0	0	121	0	0
PIMCO Long Duration Total Return Fund	230	33	(214)	(13)	12	48	10	6
PIMCO Long-Term Credit Fund	0	47	0	0	0	47	0	0
PIMCO Real Return Asset Fund	154	28	(122)	(3)	6	63	3	0
PIMCO Real Return Fund	0	62	0	0	0	62	0	0
PIMCO Total Return Fund	0	31	0	0	0	31	0	0
Totals	$541	$389	$(364)	$(19)	$10	$557	$19	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RealPathTM Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$77	$16	$(20)	$(3)	$(2)	$68	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	33	0	0	0	33	0	0
PIMCO High Yield Fund	77	18	(5)	0	(6)	84	3	2
PIMCO Income Fund	0	117	0	0	0	117	0	0
PIMCO Long Duration Total Return Fund	229	45	(222)	(13)	13	52	10	6
PIMCO Long-Term Credit Fund	0	50	0	0	0	50	0	0
PIMCO Real Return Asset Fund	77	26	(65)	(2)	4	40	1	0
PIMCO Real Return Fund	0	67	0	0	0	67	0	0
PIMCO Total Return Fund	0	33	0	0	0	33	0	0
Totals	$460	$405	$(312)	$(18)	$9	$544	$17	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RealPathTM Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$78	$11	$(21)	$(3)	$(3)	$62	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	30	0	0	0	30	0	0
PIMCO High Yield Fund	79	11	(7)	(1)	(6)	76	3	2
PIMCO Income Fund	0	106	0	0	0	106	0	0
PIMCO Long Duration Total Return Fund	233	29	(213)	(13)	12	48	10	6
PIMCO Long-Term Credit Fund	0	46	0	0	0	46	0	0
PIMCO Real Return Asset Fund	78	4	(53)	(1)	3	31	1	0
PIMCO Real Return Fund	0	61	0	0	0	61	0	0
PIMCO Total Return Fund	0	30	0	0	0	30	0	0
Totals	$468	$328	$(294)	$(18)	$6	$490	$17	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

PIMCO RealPathTM Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$76	$15	$(86)	$(10)	$5	$0	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	309	53	(253)	(14)	4	99	24	1
PIMCO High Yield Fund	77	178	(2)	0	(6)	247	3	2
PIMCO Income Fund	0	543	0	0	0	543	0	0
PIMCO Long Duration Total Return Fund	228	44	(154)	(9)	9	118	10	6
PIMCO Long-Term Credit Fund	0	115	0	0	0	115	0	0
PIMCO Real Return Asset Fund	229	31	(33)	(1)	6	232	4	0
PIMCO Real Return Fund	466	44	(183)	(1)	4	330	3	0
PIMCO Short-Term Floating NAV Portfolio III	100	58	0	0	(1)	157	1	0
PIMCO Total Return Fund	467	66	(218)	(9)	(8)	298	12	16
Totals	$1,952	$1,147	$(929)	$(44)	$13	$2,139	$60	$25

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Balanced Income Fund	$1,974	$9,618	$(10,500)	$(9)	$0	$1,083	$17	$0
PIMCO Dividend and Income Builder Fund	32,430	276,093	(301,050)	(60)	2	7,415	93	0
PIMCO EqS® Long/Short Fund	122,481	1,091,150	(952,400)	(727)	(424)	260,080	2,449	0
PIMCO Global Dividend Fund	3,024	35,107	(37,675)	(1)	0	455	7	0
PIMCO International Dividend Fund	110	801	(610)	0	0	301	0	0
PIMCO U.S. Dividend Fund	10	1,703	(1,312)	(2)	0	399	2	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBA	Robert Baird & Co., Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank N.A.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	RUB	Russian Ruble
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc	JPY	Japanese Yen	ZAR	South African Rand
DKK	Danish Krone	MXN	Mexican Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index
BCOMTR	Bloomberg Commodity Index Total Return	CDX.IG	Credit Derivatives Index - Investment Grade	DWRTFT	Dow Jones Wilshire REIT Total Return Index

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	GDR	Global Depositary Receipt	SP - GDR	Sponsored Global Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CBO	Collateralized Bond Obligation	REIT	Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016